UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2013

Portfolio Review	1
Portfolio of Investments	10
Financial Statements	59
Notes to Financial Statements	73

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA	Institutional Class	LSFIX
Daniel J. Fuss, CFA, CIC
Kathleen C. Gaffney, CFA*
Elaine M. Stokes

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the fund.

Objective

High total investment return through a combination of current income and capital appreciation

Strategy

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The fund may invest up to 35% of its assets in below investment-grade fixed-income securities and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/17/95)	5.35%	11.04%	9.41%	10.35%

Comparative Performance
Barclays U.S. Government/Credit Bond Index(a)	0.21	4.56	5.50	5.06

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA, CIC	Institutional Class	LSGBX
David W. Rolley, CFA	Retail Class	LSGLX
Lynda L. Schweitzer, CFA	Class N	LSGNX

Objective

High total investment return through a combination of high current income and capital appreciation

Strategy

The fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The fund invests primarily in investment grade fixed-income securities worldwide, although it may invest up to 20% of assets in below investment grade fixed-income securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years	Since Class N Inception

Institutional Class (Inception 5/10/91)	–0.71%	3.53%	5.18%	6.70%	—%

Retail Class (Inception 12/31/96)	–0.90	3.27	4.86	6.39	—

Class N (Inception 2/1/13)	—	—	—	—	–0.57

Comparative Performance
Barclays Global Aggregate Bond Index(a)	–2.57	1.25	3.66	5.47	–1.10

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols
Elaine Kan, CFA	Institutional Class	LSGSX
Kevin Kearns	Retail Class	LIPRX
Maura Murphy, CFA

Objective

High total investment return through a combination of current income and capital appreciation

Strategy

The fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years

Institutional Class (Inception 5/20/91)(c)	0.27%	5.82%	5.82%	5.18%

Retail Class (Inception 5/28/10)(a)(c)	0.14	5.57	5.54	4.87

Comparative Performance
Barclays U.S. Treasury Inflation Protected Securities Index(b)	0.32	5.68	5.89	6.32

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

(b)	See page 7 for a description of the index.

(c)	The fund revised its investment strategies on 12/15/04; performance may have been different had the current investment strategy been in place for all periods shown.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA	Institutional Class	LSHIX
Daniel J. Fuss, CFA, CIC
Kathleen C. Gaffney, CFA*
Elaine M. Stokes

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the fund.

Objective

High total investment return through a combination of current income and capital appreciation

Strategy

The fund will invest primarily in below investment grade fixed-income securities and other securities that are expected to produce a relatively high level of income, (including income-producing preferred and common stocks).

The fund may invest any portion of its assets in Canadian securities and up to 50% of assets in other foreign securities, including emerging markets securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years

Institutional Class (Inception 6/5/96)	8.90%	14.53%	10.44%	12.30%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index(a)	6.28	13.13	11.65	10.12

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Institutional Class	LSDIX
Clifton V. Rowe, CFA	Retail Class	LSDRX
Kurt L. Wagner, CFA, CIC

Objective

Above-average total return through a combination of current income and capital appreciation

Strategy

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The fund’s weighted average duration generally is two to five years. The fund may invest any portion of its assets in U.S.-dollar-denominated Canadian securities and up to 20% of its assets in other U.S.-dollar-denominated foreign securities, including emerging market securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/28/98)(c)	0.82%	4.68%	6.62%	5.47%

Retail Class (Inception 5/28/10)(a)(c)	0.78	4.52	6.38	5.18

Comparative Performance
Barclays U.S. Intermediate Government/Credit Bond Index(b)	0.61	3.53	4.61	4.49

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

(b)	See page 7 for a description of the index.

(c)	The Fund revised its investment strategies on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5  |

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA	Institutional Class	LSIGX
Daniel J. Fuss, CFA, CIC
Kathleen C. Gaffney, CFA*
Brian P. Kennedy
Elaine M. Stokes

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the fund.

Objective

Above-average total investment return through a combination of current income and capital appreciation

Strategy

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. The fund may invest up to 10% of its assets in below investment-grade fixed-income securities and up to 10% of its assets in equity securities (including preferred stocks and common stocks).

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years

Institutional Class (Inception 7/1/1994)	3.21%	9.23%	8.65%	9.33%

Comparative Performance
Barclays U.S. Government/Credit Bond Index(a)	0.21	4.56	5.50	5.06

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

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ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities with remaining maturities of one to ten years.

Barclays Global Aggregate Bond Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-rate debt markets.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis, Sayles & Company, L.P. at 800-633-3330; (ii) on the funds’ website, www.loomissayles.com, and (iii) on the SEC’s website, www.sec.gov. Information about how the funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2012 is available on (i) the funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in each fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (from February 1, 2013, for Class N) through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

7  |

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,053.50	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*   Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013		Expenses Paid During Period 10/1/2012 – 3/31/2013
Actual	$1,000.00	$992.90		$3.73[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19		$3.78*

Retail Class
Actual	$1,000.00	$991.00		$4.86[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04		$4.94*

Class N
Actual	$1,000.00	$994.30	[2]	$1.11[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44		$3.53*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75%, 0.98% and 0.70% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]    Actual expenses for Institutional and Retail Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75% and 0.98%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]    Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,002.70	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,001.40	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,089.00	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

*   Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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Loomis Sayles Intermediate Duration Bond Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,008.20	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,007.80	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,032.10	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*   Expenses are equal to the Fund’s annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

9  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 85.5% of Net Assets

Non-Convertible Bonds – 77.9%

	ABS Home Equity – 0.1%
$871,791	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.728%, 4/25/2035(b)	$886,091

	ABS Other – 0.1%
633,550	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	639,783

	Aerospace & Defense – 1.1%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	179,375
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	618,117
600,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	527,533
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,602,250
245,000	Textron, Inc., 5.600%, 12/01/2017	276,313
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,882,379
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,562,095

		12,648,062

	Airlines – 1.2%
1,200,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 7/15/2025, 144A	1,220,250
400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	405,000
255,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	266,475
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,753,725
66,248	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	67,573
36,967	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	40,017
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	74,435
275,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	285,940

	Airlines – continued
$1,111,575	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	$1,164,375
256,913	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	285,173
955,129	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	1,037,509
1,557,699	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	1,787,459
1,010,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,128,675
540,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	595,350
1,420,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	1,526,500
2,480,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	2,585,400

		14,223,856

	Automotive – 2.2%
2,200,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,455,750
1,280,000	Ford Motor Co., 6.375%, 2/01/2029	1,428,988
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,211,500
165,000	Ford Motor Co., 6.625%, 2/15/2028	185,827
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,875,718
690,000	Ford Motor Co., 7.125%, 11/15/2025	818,145
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	4,410,564
5,225,000	Ford Motor Co., 7.450%, 7/16/2031	6,608,141
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,994,854
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	660,846
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	711,719
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	378,750

		25,740,802

	Banking – 11.7%
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,775,500
5,195,000	Ally Financial, Inc., 8.300%, 2/12/2015	5,766,450
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,088,391

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$1,900,000	Bank of America Corp., 5.490%, 3/15/2019	$2,126,900
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,226,215
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,854,315
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,245,493
250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	229,932
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	1,935,779
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	1,705,342
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	2,535,501
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	3,989,136
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	1,030,000
1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	1,104,000
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	1,498,101
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	4,021,615
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	291,282
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,643,358
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,354,934
795,000	Citigroup, Inc., 6.125%, 8/25/2036	909,102
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	12,539,914
200,000	Citigroup, Inc., EMTN, 1.480%, 11/30/2017, (EUR)(b)	246,884
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,644,841
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,227,330

	Banking – continued
$7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	$7,087,720
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,779,967
1,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	102,362
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,933,831
1,700,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,890,028
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,307,566
50,000	Merrill Lynch & Co., Inc., EMTN, 0.751%, 9/14/2018, (EUR)(b)	58,484
1,000,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	1,365,171
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	335,357
200,000	Morgan Stanley, 0.784%, 10/15/2015(b)	196,682
130,000	Morgan Stanley, 3.450%, 11/02/2015	136,237
2,003,000	Morgan Stanley, 3.750%, 2/25/2023	2,024,604
465,000	Morgan Stanley, 3.800%, 4/29/2016	493,330
4,220,000	Morgan Stanley, 4.875%, 11/01/2022	4,473,673
5,921,000	Morgan Stanley, 5.500%, 7/24/2020	6,818,985
7,400,000	Morgan Stanley, 5.750%, 1/25/2021	8,551,351
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	5,610,025
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	85,312
200,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	229,151
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	4,593,190
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,752,614
300,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	344,964
900,000	Morgan Stanley, Series F, MTN, 0.753%, 10/18/2016(b)	876,803
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	492,479
185,000	RBS Capital Trust A, 2.312%, 12/29/2049, (EUR)(b)	161,257
1,320,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	1,009,800

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
185,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	$168,917
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	2,340,980
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	64,034
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	899,859
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	180,252
300,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	324,450
200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	257,465
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	839,368
700,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	716,261
150,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	186,029
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 4/29/2049, 144A	1,148,437
600,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	747,960
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,587,350

		140,162,620

	Brokerage – 1.2%
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,562,275
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,357,050
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,414,553
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,184,837
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,994,525
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,953,370

		14,466,610

	Building Materials – 1.0%
$860,000	Masco Corp., 4.800%, 6/15/2015	$905,595
240,000	Masco Corp., 5.850%, 3/15/2017	265,249
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,903,430
800,000	Masco Corp., 6.500%, 8/15/2032	814,979
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,646,059
815,000	Masco Corp., 7.750%, 8/01/2029	917,347
164,000	Owens Corning, Inc., 6.500%, 12/01/2016	184,639
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,332,560
1,680,000	USG Corp., 6.300%, 11/15/2016	1,780,800

		11,750,658

	Chemicals – 0.7%
275,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	284,625
395,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	375,250
115,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	118,731
620,000	Methanex Corp., 5.250%, 3/01/2022	691,418
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,697,737
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	3,930,000
55,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	48,950
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	769,250

		7,915,961

	Commercial Mortgage-Backed Securities – 0.1%
95,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	101,141
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(b)	532,609
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,135,306

		1,769,056

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – 0.2%
$965,000	Toro Co., 6.625%, 5/01/2037(c)	$987,822
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,290,713

		2,278,535

	Electric – 3.8%
730,000	AES Corp. (The), 7.750%, 3/01/2014	768,325
2,757,974	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,957,445
3,935,866	Bruce Mansfield Unit, 6.850%, 6/01/2034	4,266,085
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,341,525
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,741,387
100,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	132,289
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,087,724
1,589,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,961,630
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,616,449
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	103,271
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,008,603
2,372,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	2,294,910
2,890,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/2020, 144A	3,251,250
275,000	Enersis S.A., 7.375%, 1/15/2014	287,135
4,000,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,665,424
75,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	77,226
2,960,078	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	3,160,114
2,865,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	2,141,587

		45,862,379

	Food & Beverage – 0.2%
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	2,978,653

	Government Owned – No Guarantee – 0.6%
$2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	$2,728,800
18,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,855,848
29,200,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	3,067,089

		7,651,737

	Healthcare – 2.2%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	472,965
290,000	Boston Scientific Corp., 5.450%, 6/15/2014	305,150
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	496,879
455,000	HCA, Inc., 5.750%, 3/15/2014	471,494
610,000	HCA, Inc., 5.875%, 3/15/2022	657,275
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,158,400
410,000	HCA, Inc., 6.375%, 1/15/2015	439,212
115,000	HCA, Inc., 6.750%, 7/15/2013	116,653
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,474,100
820,000	HCA, Inc., 7.190%, 11/15/2015	904,050
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,578,250
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,468,800
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,839,550
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,486,400
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,054,525
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	430,000
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016	350,234
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,624,125

		26,328,062

	Home Construction – 0.8%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	561,000
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	248,400
115,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	115,575
835,000	KB Home, 8.000%, 3/15/2020	962,337
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,810,500
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,763,200

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	$1,969,800

		9,430,812

	Independent Energy – 1.6%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,718,076
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,285,767
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	109,250
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,084,550
1,310,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	861,325
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	2,171,163
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,148,537
2,940,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,050,250

		19,428,918

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,240,562

	Life Insurance – 2.8%
2,300,000	American International Group, Inc., 6.250%, 3/15/2087	2,547,480
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	13,684,631
615,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	719,929
175,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	200,468
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	3,672,250
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	264,941
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	5,229,890
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,166,650
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,731,037
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,350,805

	Life Insurance – continued
$1,000,000	Protective Life Secured Trust, 3.320%, 9/10/2014(b)	$1,021,920

		33,590,001

	Local Authorities – 4.9%
5,730,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	5,745,116
200,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	171,768
1,630,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	1,669,258
4,505,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	4,728,605
5,500,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	6,318,538
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,819,436
452,554	Province of Alberta, 5.930%, 9/16/2016, (CAD)	490,479
11,700,000	Province of British Columbia, Zero Coupon, 8/23/2013, (CAD)	11,471,955
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	21,658,888
830,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	899,682

		57,973,725

	Media Cable – 0.5%
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,730,804
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	4,316,976

		6,047,780

	Media Non-Cable – 0.3%
730,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	777,450
415,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	432,637
1,960,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	2,116,800

		3,326,887

	Metals & Mining – 2.0%
1,100,000	Alcoa, Inc., 5.720%, 2/23/2019	1,183,111
300,000	Alcoa, Inc., 5.870%, 2/23/2022	320,548
400,000	Alcoa, Inc., 5.900%, 2/01/2027	424,936
855,000	ArcelorMittal, 6.000%, 3/01/2021	898,912
2,295,000	ArcelorMittal, 6.125%, 6/01/2018	2,478,600

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$6,630,000	ArcelorMittal, 7.250%, 3/01/2041	$6,596,850
3,300,000	ArcelorMittal, 7.500%, 10/15/2039	3,390,750
6,945,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	5,642,813
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,512,000
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,843,600

		24,292,120

	Non-Captive Consumer – 2.7%
300,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	241,500
3,569,000	Residential Capital LLC, 9.625%, 5/15/2015(d)	3,890,210
4,255,000	SLM Corp., 5.500%, 1/25/2023	4,223,088
31,725(††)	SLM Corp., 6.000%, 12/15/2043	772,451
722,000	SLM Corp., MTN, 3.875%, 9/10/2015	751,810
35,000	SLM Corp., Series A, MTN, 0.601%, 1/27/2014(b)	34,703
200,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	211,000
145,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	145,828
5,185,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,796,125
7,986,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	9,463,410
300,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	301,875
595,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	611,363
1,805,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	1,816,281
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,089,500
3,255,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,271,275

		32,620,419

	Non-Captive Diversified – 4.0%
682,000	Ally Financial, Inc., 7.500%, 12/31/2013	710,985
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,746,525
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,449,690

	Non-Captive Diversified – continued
1,630,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	$1,823,925
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	44,553
2,390,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	2,098,478
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,225,392
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,771,373
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,235,154
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	8,178,135
295,000	International Lease Finance Corp., 5.875%, 4/01/2019	318,646
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,281,938
6,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	6,657,600
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,763,375
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	777,875
790,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	803,825
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	228,937
1,410,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,464,637
30,000	iStar Financial, Inc., 6.050%, 4/15/2015	31,275
1,505,000	iStar Financial, Inc., 7.125%, 2/15/2018	1,576,487
481,000	iStar Financial, Inc., 8.625%, 6/01/2013	485,810
195,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	201,094
1,245,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,268,344
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	1,593,625

		47,737,678

	Oil Field Services – 0.1%
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	778,875

	Packaging – 0.2%
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,340,000

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Paper – 1.4%
$2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$2,648,232
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,940,372
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,211,379
865,000	Westvaco Corp., 7.950%, 2/15/2031	1,055,835
1,020,000	Westvaco Corp., 8.200%, 1/15/2030	1,270,140

		17,125,958

	Pharmaceuticals – 0.4%
860,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	906,762
3,305,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	3,482,644

		4,389,406

	Pipelines – 1.4%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	648,303
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	277,896
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,694,548
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	389,269
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,459,839
755,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	766,325
5,890,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	6,596,800
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	286,896
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,094,326
2,705,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,448,025

		16,662,227

	Property & Casualty Insurance – 1.1%
80,000	Axis Capital Holdings Ltd., 5.750%, 12/01/2014	85,220
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	4,116,919
2,645,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,113,583
1,630,000	MBIA Insurance Corp., 11.564%, 1/15/2033, 144A(b)(h)	374,900
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,407,577

	Property & Casualty Insurance – continued
$1,430,000	XL Group PLC, 6.250%, 5/15/2027	$1,738,189
1,135,000	XL Group PLC, 6.375%, 11/15/2024	1,376,491

		13,212,879

	Property Trust – 0.3%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,660,596

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	400,000

	REITs – Apartments – 0.2%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,709,011
70,000	ERP Operating LP, 5.125%, 3/15/2016	77,931

		1,786,942

	REITs – Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	240,248

	REITs – Office Property – 0.4%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,909,606
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	574,533

		4,484,139

	REITs – Regional Malls – 0.0%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	232,418
290,000	Simon Property Group LP, 6.100%, 5/01/2016	331,366

		563,784

	REITs – Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	215,562
815,000	Realty Income Corp., 6.750%, 8/15/2019	1,008,201

		1,223,763

	REITs – Warehouse/Industrials – 0.0%
100,000	ProLogis LP, 5.625%, 11/15/2015	109,743
80,000	ProLogis LP, 5.750%, 4/01/2016	88,914

		198,657

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,114,688
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,254,000
1,079,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	809,250
575,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	543,375

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$70,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	$55,825
3,505,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,093,162

		6,870,300

	Sovereigns – 1.6%
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%,, 7/15/2022, (IDR)	244,585
10,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	5,718,298
14,885,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	8,839,292
359,880,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	2,045,507
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	623,650
176,460,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,104,289

		18,575,621

	Supermarkets – 1.1%
125,000	American Stores Co., 7.900%, 5/01/2017	144,063
25,000	American Stores Co., 8.000%, 6/01/2026	32,094
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,801,050
1,720,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,378,150
3,115,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,523,150
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	382,200
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,456,925
465,000	SUPERVALU, Inc., 7.500%, 11/15/2014	466,748
1,400,000	SUPERVALU, Inc., 8.000%, 5/01/2016	1,456,000

		13,640,380

	Supranational – 3.0%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	759,033
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	18,140,740
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	13,720,063
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	2,675,197

		35,295,033

	Technology – 1.1%
$1,670,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$1,285,900
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	60,800
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	2,942,625
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,789,109
130,000	Avnet, Inc., 6.625%, 9/15/2016	147,830
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,509,364
2,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	2,022,500
1,465,000	First Data Corp., 11.250%, 1/15/2021, 144A	1,523,600
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	184,285
868,500	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,112,548

		12,578,561

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,995,988

	Transportation Services – 0.3%
2,500,000	APL Ltd., 8.000%, 1/15/2024(c)	2,350,000
580,954	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	598,383
563,610	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	490,340
182,420	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	176,948

		3,615,671

	Treasuries – 14.3%
16,935,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	16,943,669
29,780,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	30,247,873
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	8,479,977
13,195,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	13,643,774
2,860,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	2,827,032
7,385,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	8,242,179
9,615,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	10,837,781
33,387,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	4,582,761
1,530,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	2,094,313
3,100,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	4,151,284

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
450,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	$619,527
6,710,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	9,297,918
205,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	260,215
205,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	268,834
200,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	274,675
117,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,186,910
56,415,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	10,754,312
19,550,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	3,607,717
16,640,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	2,862,749
1,395,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	1,522,923
250,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	227,636
375,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	445,411
1,825,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	2,083,216
35,000,000	U.S. Treasury Note, 0.250%, 5/31/2014	35,024,605

		170,487,291

	Wireless – 0.9%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	6,162,305
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,686,107
1,020,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,119,450
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	357,750
898,000	Sprint Nextel Corp., 6.000%, 12/01/2016	974,330

		11,299,942

	Wirelines – 3.0%
177,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(f)	155,760
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	238,219
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	908,795

	Wirelines – continued
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	$716,675
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	4,112,800
200,000	Embarq Corp., 7.995%, 6/01/2036	210,542
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	586,600
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,185,400
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	156,968
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	233,297
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,073,241
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,200,938
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	716,483
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,731,097
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,945,116
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	395,202
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	780,943
790,000	Qwest Corp., 6.875%, 9/15/2033	785,246
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,794,227
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,385,857
1,480,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,373,973
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,355,199
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,181,704
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,118,177

		35,342,459

	Total Non-Convertible Bonds
	(Identified Cost $815,190,554)	929,760,487

Convertible Bonds – 7.0%

	Airlines – 0.0%
470,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	488,537

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – 0.4%
$135,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	$107,409
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	4,687,313

		4,794,722

	Brokerage – 0.1%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	565,469

	Diversified Manufacturing –0.5%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,339,869
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	611,681

		5,951,550

	Electric – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	1,014,688

	Healthcare – 0.2%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(f)	219,975
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	2,051,050

		2,271,025

	Independent Energy – 0.5%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,388,938
3,660,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,506,737
1,365,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,366,706

		6,262,381

	Life Insurance – 1.7%
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	20,131,453

	Media Non-Cable – 0.0%
336,837	Liberty Media LLC, 3.500%, 1/15/2031	175,998

	Metals & Mining – 0.1%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	263,788
1,130,000	United States Steel Corp., 2.750%, 4/01/2019	1,142,712

		1,406,500

	Non-Captive Diversified – 0.1%
835,000	iStar Financial, Inc., 3.000%, 11/15/2016	981,647

	Pharmaceuticals – 0.1%
1,370,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,641,431

	Technology – 2.7%
$5,195,000	Ciena Corp., 0.875%, 6/15/2017	$4,698,228
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	3,917,106
1,783,000	Intel Corp., 2.950%, 12/15/2035	1,892,209
7,000,000	Intel Corp., 3.250%, 8/01/2039	8,426,250
7,200,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	8,406,000
2,565,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	3,169,378
960,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	1,197,600

		31,706,771

	Wirelines – 0.5%
202,300	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(e)(f)(g)	21,246
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,543,500
1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	2,319,593

		5,884,339

	Total Convertible Bonds
	(Identified Cost $71,716,366)	83,276,511

Municipals – 0.6%

	Michigan – 0.1%
2,340,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	2,047,875

	Virginia – 0.5%
7,725,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	5,741,838

	Total Municipals
	(Identified Cost $10,046,101)	7,789,713

	Total Bonds and Notes
	(Identified Cost $896,953,021)	1,020,826,711

Senior Loans – 0.1%

	Consumer Products – 0.1%
588,804	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	570,616

	Diversified Manufacturing – 0.0%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 9.750%, 12/18/2020(b)	519,563

	Media Non-Cable – 0.0%
464,192	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	340,893

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Wirelines – 0.0%
$120,000	Integra Telecom, Inc., Refi 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	$123,050

	Total Senior Loans
	(Identified Cost $1,645,449)	1,554,122

Shares

Preferred Stocks – 3.3%

Convertible Preferred Stocks – 2.6%

	Automotive – 1.1%
258,280	General Motors Co., Series B, 4.750%	11,090,543
40,805	Goodyear Tire & Rubber Co. (The), 5.875%	1,775,426

		12,865,969

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,464,447

	Electric – 0.1%
12,440	AES Trust III, 6.750%	626,105

	Independent Energy – 0.1%
775	Chesapeake Energy Corp., 4.500%	69,200
4,250	Chesapeake Energy Corp., 5.000%	376,550
360	Chesapeake Energy Corp., Series A, 5.750%, 144A	367,875
6,337	SandRidge Energy, Inc., 7.000%	565,577

		1,379,202

	Metals & Mining – 0.1%
32,745	ArcelorMittal, 6.000%	686,008

	Non-Captive Diversified – 0.1%
34,835	iStar Financial, Inc., Series J, 4.500%	1,805,846

	Pipelines – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	5,641,897

	REITs – Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	459,614

	Technology – 0.3%
3,875	Lucent Technologies Capital Trust I, 7.750%	3,592,125

	Total Convertible Preferred Stocks
	(Identified Cost $27,504,856)	30,521,213

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.1%
5,000	Bank of America Corp., 6.375%	$127,050
20,975	Countrywide Capital IV, 6.750%	531,297

		658,347

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,730
2,876	Entergy New Orleans, Inc., 4.750%	279,152
4,670	Union Electric Co., 4.500%	446,452

		734,334

	Government Sponsored – 0.2%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,131,250

	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,255,251

	Non-Captive Diversified – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	2,542,558

	Total Non-Convertible Preferred Stocks
	(Identified Cost $6,439,667)	8,321,740

	Total Preferred Stocks
	(Identified Cost $33,944,523)	38,842,953

Common Stocks – 5.5%

	Biotechnology – 0.6%
127,420	Vertex Pharmaceuticals, Inc.(h)	7,005,552

	Chemicals – 0.7%
62,529	PPG Industries, Inc.	8,375,134

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(h)	942,157
187	Rock-Tenn Co., Class A	17,352

		959,509

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(h)	185,714
241,163	Telefonica S.A., Sponsored ADR	3,258,112

		3,443,826

	Electronic Equipment, Instruments & Components – 0.2%
205,167	Corning, Inc.	2,734,876

	Oil, Gas & Consumable Fuels – 0.8%
54,259	Chesapeake Energy Corp.	1,107,427
172,008	Repsol YPF S.A., Sponsored ADR	3,507,243
70,051	Royal Dutch Shell PLC, ADR	4,564,523

		9,179,193

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

Pharmaceuticals – 1.2%
160,000	Bristol-Myers Squibb Co.	$6,590,400
107,459	Valeant Pharmaceuticals International, Inc.(h)	8,061,574

14,651,974

Semiconductors & Semiconductor Equipment – 1.5%
822,858	Intel Corp.	17,979,447

Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(h)	1,279,262

Total Common Stocks
	(Identified Cost $47,926,912)	65,608,773

Principal Amount (‡)

Short-Term Investments – 5.4%
$2,625	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $2,625 on 4/01/2013 collateralized by $5,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $5,003 including accrued interest (Note 2 of Notes to Financial Statements)	2,625
65,011,913	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $65,011,913 on 4/01/2013 collateralized by $63,745,000 U.S. Treasury Note, 1.875% due 6/30/2015 valued at $66,313,095 including accrued interest (Note 2 of Notes to Financial Statements)	65,011,913

Total Short-Term Investments
	(Identified Cost $65,014,538)	65,014,538

Total Investments – 99.8%
	(Identified Cost $1,045,484,443)(a)	1,191,847,097
	Other assets less liabilities—0.2%	1,902,830

	Net Assets – 100.0%	$1,193,749,927

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $1,048,090,816 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$159,359,379
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,603,098)

	Net unrealized appreciation	$143,756,281

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	Illiquid security. At March 31, 2013, the value of these securities amounted to $25,611,470 or 2.1% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of this security amounted to $21,246 or less than 0.1% of net assets.
(h)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $167,953,587 or 14.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	14.3%
Banking	12.1
Local Authorities	4.9
Life Insurance	4.5
Non-Captive Diversified	4.4
Electric	4.1
Technology	4.1
Automotive	3.7
Wirelines	3.5
Supranational	3.0
Non-Captive Consumer	2.8
Healthcare	2.4
Independent Energy	2.2
Metals & Mining	2.2
Other Investments, less than 2% each	26.2
Short-Term Investments	5.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	70.7%
Canadian Dollar	10.9
Euro	4.0
New Zealand Dollar	4.0
Australian Dollar	2.6
Other, less than 2% each	7.6

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 96.5% of Net Assets

Non-Convertible Bonds – 95.7%

	Australia – 2.2%
$2,370,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$2,515,290
5,858,700	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	6,730,622
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)	28,446,458
6,600,000	SMART Trust/Australia, Series 2012-1USA, Class A3A, 1.500%, 5/14/2016, 144A	6,660,720
4,700,000	SMART Trust/Australia, Series 2012-1USA, Class A4A, 2.010%, 12/14/2017, 144A	4,833,480
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	7,998,240

		57,184,810

	Belgium – 3.0%
55,130,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)(b)	78,583,299

	Brazil – 2.4%
4,800,000	Banco BTG Pactual S.A., 5.750%, 9/28/2022, 144A	4,818,240
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,287,500
10,818,129	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	5,621,581
5,400,000	Itau Unibanco Holding S.A., 5.650%, 3/19/2022, 144A	5,670,000
4,087,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	4,454,830
6,299,450	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	6,929,395
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	6,435,760
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	9,317,630
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,689,224
3,300,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	4,557,983
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	4,089,082

		60,871,225

	Canada – 7.2%
4,033,000	Bell Aliant Regional Communications, 5.410%, 9/26/2016, (CAD)	4,383,319
23,345,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	24,138,985
5,500,000	Canadian Government Bond, 2.750%, 6/01/2022, (CAD)	5,863,671

	Canada – continued
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	$4,775,708
5,300,000	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	5,238,488
3,100,000	Master Credit Card Trust II, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,103,100
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)	14,089,345
20,580,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)	23,189,954
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,132,776
696,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	7,403,027
26,065,000	Province of Quebec Canada, 2.625%, 2/13/2023(b)	26,182,292
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	13,941,438
11,944,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)(b)	16,239,524
16,885,000	Province of Saskatchewan Canada, 3.400%, 2/03/2042, (CAD)	16,727,926
1,408,000	Shaw Communications, Inc., 6.500%, 6/02/2014, (CAD)	1,456,871
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	10,267,393

		186,133,817

	Czech Republic – 0.4%
10,600,000	CEZ AS, 4.250%, 4/03/2022, 144A	11,235,258

	Denmark – 0.2%
3,179,000	TDC A/S, EMTN, 4.375%, 2/23/2018, (EUR)	4,587,028

	France – 0.9%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,232,753
3,135,000	BNP Paribas SA, EMTN, 5.750%, 1/24/2022, (GBP)	5,387,157
6,600,000	Danone S.A., 3.000%, 6/15/2022, 144A	6,733,689
6,676,000	Pernod-Ricard S.A., 4.450%, 1/15/2022, 144A	7,332,291

		23,685,890

	Germany – 11.9%
93,444,209	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	140,600,760
12,960,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	18,878,438
43,505,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)(b)	74,889,395

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Germany – continued
41,050,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	$61,686,397
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	13,345,238

		309,400,228

	Italy – 3.4%
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	3,136,063
40,980,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	45,343,898
9,250,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)	12,306,505
15,177,000	Republic of Italy, 6.875%, 9/27/2023(b)	17,417,732
3,749,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	3,642,037
915,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	911,787
4,000,000	Telecom Italia S.p.A., EMTN, 5.875%, 5/19/2023, (GBP)	6,023,573

		88,781,595

	Japan – 11.4%
360,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	4,073,601
2,816,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	30,156,104
5,238,500,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	56,087,092
1,923,550,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	21,762,710
12,336,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	139,701,762
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	18,825,365
2,066,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	24,918,092

		295,524,726

	Korea – 1.9%
440,500,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	11,324,984
9,810,000	Hana Bank, 4.000%, 11/03/2016, 144A	10,617,383
10,026,555	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.203%, 9/20/2016, 144A(c)	10,047,611
3,088,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	3,330,843
8,538,000	Korea Finance Corp., 4.625%, 11/16/2021	9,578,441
5,000,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	5,263,490

		50,162,752

	Latvia – 0.3%
$7,500,000	Republic of Latvia, 5.250%, 2/22/2017, 144A	$8,306,250

	Luxembourg – 0.5%
12,925,000	ArcelorMittal, 6.000%, 3/01/2021	13,588,815

	Malaysia – 2.2%
175,375,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	56,953,293

	Mexico – 3.7%
26,460,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	2,252,135
7,630,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	6,523,650
7,333,486(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	65,795,675
1,000,065(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	9,612,986
1,247,129(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	12,597,705

		96,782,151

	Namibia – 0.2%
3,588,000	Namibia International Bonds, 5.500%, 11/03/2021, 144A	3,964,740

	Netherlands – 0.3%
4,400,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	4,417,600
681,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	900,885
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,045,431
300,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	403,441

		8,767,357

	New Zealand – 1.0%
24,516,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)(b)	24,361,295

	Norway – 1.9%
3,625,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,480,319
32,562,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	6,207,248
202,670,000	Norwegian Government Bond, 4.500%, 5/22/2019, (NOK)(b)	40,389,998

		50,077,565

	Philippines – 0.4%
100,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,799,559

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Philippines – continued
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	$8,432,890

		11,232,449

	Poland – 1.4%
81,455,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)(b)	26,332,198
5,360,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	5,848,967
4,145,000	Poland Government International Bond, 3.000%, 3/17/2023	4,014,432

		36,195,597

	Singapore – 0.5%
4,919,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	3,986,363
8,565,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	7,379,842

		11,366,205

	Spain – 0.5%
1,600,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	2,701,898
2,600,000	Iberdrola Finanzas SAU, EMTN, 7.375%, 1/29/2024, (GBP)	4,718,473
3,111,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	3,339,655
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	2,769,404

		13,529,430

	Supranationals – 0.7%
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)(b)	18,514,721

	Sweden – 0.7%
5,800,000	Nordea Bank AB, 4.250%, 9/21/2022, 144A	5,932,101
66,930,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	11,097,240

		17,029,341

	Thailand – 0.5%
391,075,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	13,460,325

	Turkey – 1.3%
18,870,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	10,267,791
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,394,000
11,400,000	Turkey Government Bond, 9.000%, 3/05/2014, (TRY)	6,458,299
11,200,000	Turkey Government International Bond, 3.250%, 3/23/2023	10,556,000

	Turkey – continued
$3,600,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	$3,654,000

		33,330,090

	United Arab Emirates – 0.5%
5,359,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	6,007,439
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,645,480

		11,652,919

	United Kingdom – 6.2%
3,203,000	Bank of Scotland PLC, EMTN, 4.875%, 11/08/2016, (GBP)	5,516,291
8,629,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	9,618,013
4,078,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	6,566,137
5,800,000	BG Energy Capital PLC, 4.000%, 10/15/2021, 144A	6,376,306
6,449,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	11,671,585
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,294,526
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,416,071
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	5,871,632
4,360,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,889,199
4,595,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	4,752,599
9,120,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	14,532,513
11,016,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)	20,064,531
8,065,917	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	14,896,919
11,308,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	21,287,744
13,425,599	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	26,749,282

		160,503,348

	United States – 26.8%
3,394,088	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,639,565
5,550,000	American International Group, Inc., 4.875%, 6/01/2022	6,278,654
3,569,499	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	3,569,142
12,100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/2019, 144A	12,180,054
5,137,000	Avnet, Inc., 5.875%, 6/15/2020	5,630,070
13,640,000	Bank of America Corp., 5.625%, 7/01/2020	15,917,443

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$725,167	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	$809,059
4,073,174	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	4,071,129
7,267,000	Capital One Bank USA NA, 3.375%, 2/15/2023	7,195,798
3,200,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.692%, 8/17/2017, (EUR)(c)	4,072,028
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.692%, 8/17/2017, (EUR)(c)	7,316,925
9,607,020	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	9,733,112
6,040,000	CIT Group, Inc., 4.250%, 8/15/2017	6,311,800
9,901,000	Citigroup, Inc., 5.500%, 2/15/2017	11,010,209
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,326,500
454,137	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	491,603
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	190,385
3,250,052	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,696,934
6,975,000	Corning, Inc., 4.700%, 3/15/2037	7,055,164
5,000,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	5,031,545
3,542,463	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.653%, 3/15/2039(c)	3,936,342
5,722,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	6,078,578
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,779,073
4,500,000	Del Coronado Trust, Series 2013-HDC, Class A, 1.000%, 3/15/2026, 144A(c)	4,499,793
4,984,395	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	5,644,827
5,350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	5,430,924

	United States – continued
$5,909,955	Enterprise Fleet Financing LLC, Series 2012-1, Class A2, 1.140%, 11/20/2017, 144A	$5,934,399
5,470,000	Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.278%, 12/05/2031, 144A	5,463,983
4,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	4,692,010
16,200,000	FHLMC Multifamily Structured Pass Through Certificates, 1.426%, 8/25/2017	16,487,145
34,385,000	FNMA (TBA), 2.500%, 5/01/2028(d)	35,593,849
5,575,000	FNMA (TBA), 3.000%, 5/01/2028(d)	5,852,661
65,565,000	FNMA (TBA), 3.000%, 5/01/2043(d)	67,439,746
137,540,000	FNMA (TBA), 3.500%, 5/01/2043(d)	144,889,794
5,000,000	Ford Motor Credit Co. LLC, 2.750%, 5/15/2015	5,103,820
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	5,027,700
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	7,859,289
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,391,625
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	805,905
8,327,514	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 8/10/2045(c)	9,528,924
6,000,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class B, 1.652%, 11/08/2029, 144A(c)	6,005,370
3,311,000	HCA, Inc., 4.750%, 5/01/2023	3,294,445
577,000	HCA, Inc., 7.690%, 6/15/2025	615,947
567,000	HCA, Inc., MTN, 7.580%, 9/15/2025	591,097
1,700,000	Hertz Vehicle Financing LLC, Series 2010-1A, Class B1, 5.020%, 2/25/2015, 144A	1,747,345
5,177,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,771,237
7,644,000	Hyatt Hotels Corp., 5.375%, 8/15/2021	8,473,030
5,800,000	Hyundai Capital America, 4.000%, 6/08/2017, 144A	6,242,331
4,028,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	4,674,216
5,500,000	International Lease Finance Corp., 5.875%, 8/15/2022	5,927,966

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$4,201,000	International Paper Co., 6.000%, 11/15/2041	$4,887,767
7,935,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	7,922,748
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	7,154,446
4,000,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	4,383,684
2,728,720	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.168%, 9/26/2035, 144A(c)	2,751,527
2,460,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	2,570,700
3,720,229	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	3,780,110
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.502%, 3/19/2018, (EUR)(c)	5,948,566
5,250,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,948,125
4,482,579	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.850%, 6/12/2050(c)	5,178,105
2,797,638	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	3,164,501
2,600,000	Morgan Stanley, 3.750%, 2/25/2023	2,628,044
1,400,000	Morgan Stanley, 5.500%, 7/24/2020	1,612,325
1,100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	1,260,332
2,874,845	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,290,134
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.787%, 8/12/2045, 144A(c)	4,998,096
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.787%, 8/15/2045, 144A(c)	1,694,607
6,300,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	6,287,614
2,635,828	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	2,656,387
4,000,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	4,154,928
2,945,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	2,956,044
6,255,000	Simon Property Group LP, 2.750%, 2/01/2023	6,143,880
9,790,000	Sprint Nextel Corp., 6.000%, 11/15/2022	10,059,225

	United States – continued
$3,319,253	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	$3,351,065
2,060,000	Time Warner, Inc., 3.400%, 6/15/2022	2,124,247
10,474,218	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,307,190
8,005,000	U.S. Treasury Note, 0.875%, 2/28/2017	8,107,560
17,095,000	U.S. Treasury Note, 1.625%, 11/15/2022(e)	16,791,837
1,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,301,336
8,100,000	WEA Finance LLC, 4.625%, 5/10/2021, 144A	9,034,797
2,205,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	3,494,477
1,750,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	2,712,675
6,272,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	7,056,226
6,800,000	World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.760%, 5/17/2021	6,918,878
4,360,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 10/02/2013, variable rate thereafter), 5.750%, 10/02/2023, (EUR)	5,651,118
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	3,893,519

		694,487,310

	Uruguay – 1.2%
206,313,325	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	13,311,149
263,367,420	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	17,470,461

		30,781,610

	Total Non-Convertible Bonds
	(Identified Cost $2,426,014,524)	2,481,035,439

Convertible Bonds – 0.8%

	United States – 0.8%
4,882,000	Ciena Corp., 0.875%, 6/15/2017	4,415,159
11,845,000	Intel Corp., 2.950%, 12/15/2035	12,570,506

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

United States – continued
$5,965,000	Peabody Energy Corp., 4.750%, 12/15/2066	$4,861,475

Total Convertible Bonds
	(Identified Cost $21,567,342)	21,847,140

Total Bonds and Notes
	(Identified Cost $2,447,581,866)	2,502,882,579

Shares

Preferred Stocks – 0.4%

Non-Convertible Preferred Stock – 0.3%

United States – 0.3%
332,593	PNC Financial Services Group, Inc., 5.375% (Identified Cost $8,314,825)	8,471,143

Convertible Preferred Stock – 0.1%

United States – 0.1%
46,158	iStar Financial, Inc., 4.500% (Identified Cost $2,307,900)	2,392,831

Total Preferred Stocks
	(Identified Cost $10,622,725)	10,863,974

Principal Amount (‡)

Short-Term Investments – 10.7%
$23,271,861	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $23,271,861 on 4/01/2013 collateralized by $23,435,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $23,430,154; $310,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $309,613 including accrued interest (Note 2 of Notes to Financial Statements)	23,271,861
76,400,000	U.S. Treasury Bill, 0.045%, 04/18/2013(f)	76,398,701
50,245,000	U.S. Treasury Bill, 0.085%, 07/05/2013(b)(f)	50,236,057
126,590,000	U.S. Treasury Bill, 0.090%, 06/06/2013(b)(f)	126,577,847

Total Short-Term Investments
	(Identified Cost $276,473,078)	276,484,466

Total Investments – 107.6%
	(Identified Cost $2,734,677,669)(a)	2,790,231,019
	Other assets less liabilities—(7.6)%	(196,437,237)

	Net Assets – 100.0%	$2,593,793,782

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $2,744,548,519 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$93,684,181

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(48,001,681)

	Net unrealized appreciation	$45,682,500

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(d)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(e)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and/or as initial margin for open futures contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $379,763,797 or 14.6% of net assets.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	5/28/2013	Australian Dollar	29,320,000	$30,400,731	$(387,606)
Sell[2]	6/28/2013	British Pound	13,800,000	20,959,114	(27,688)
Sell[1]	6/05/2013	Canadian Dollar	37,810,000	37,166,784	(477,637)
Buy[3]	6/21/2013	Malaysian Ringgit	62,652,000	20,123,862	231,180
Sell[2]	4/30/2013	New Zealand Dollar	27,310,000	22,809,212	60,181
Buy[2]	4/11/2013	Singapore Dollar	12,520,000	10,094,145	(84,220)
Sell[2]	4/11/2013	Singapore Dollar	12,520,000	10,094,145	119,251
Buy[1]	6/11/2013	South Korean Won	24,975,000,000	22,362,725	(518,631)
Buy[2]	6/11/2013	South Korean Won	31,476,000,000	28,183,749	(674,782)
Sell[4]	6/19/2013	Swiss Franc	9,760,000	10,291,429	(42,396)

Total					$(1,802,348)

At March 31, 2013, the Fund had the following open forward foreign cross-currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/22/2013	Euro	4,957,178	Turkish Lira[1]	11,750,000	$122,560
4/22/2013	Euro	8,048,123	Turkish Lira[4]	19,400,000	377,342
6/12/2013	Euro	18,516,926	Norwegian Krone[5]	140,000,000	156,296
4/04/2013	Japanese Yen	1,687,948,800	Singapore Dollar[2]	24,000,000	1,418,088
5/02/2013	Japanese Yen	1,523,500,000	Thai Baht[1]	500,000,000	853,932
5/28/2013	Japanese Yen	2,565,198,803	South Korean Won[1]	30,000,000,000	(379,954)
6/03/2013	Japanese Yen	442,200,000	Malaysian Ringgit[1]	15,000,000	124,033
7/03/2013	Japanese Yen	1,817,304,000	Singapore Dollar[2]	24,000,000	35,963
6/03/2013	Malaysian Ringgit	15,000,000	Japanese Yen[1]	449,625,000	(45,124)
6/04/2013	Malaysian Ringgit	64,670,000	Japanese Yen[1]	1,938,483,250	(193,063)
6/12/2013	Norwegian Krone	140,000,000	Euro[5]	18,743,565	134,366
4/04/2013	Singapore Dollar	24,000,000	Japanese Yen[2]	1,817,976,000	(36,786)
4/22/2013	Turkish Lira	12,000,000	Euro[4]	5,085,284	(96,150)
4/22/2013	Turkish Lira	11,750,000	Euro[1]	4,971,230	(104,545)
4/22/2013	Turkish Lira	7,400,000	Euro[4]	3,064,055	(151,431)

Total					$2,215,527

1 Counterparty is Credit Suisse International.

2 Counterparty is Barclays Bank PLC.

3 Counterparty is JP Morgan Chase Bank, N.A.

4 Counterparty is UBS AG.

5 Counterparty is Deutsche Bank AG.

At March 31, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	6/19/2013	93	$14,656,219	$(95,350)

At March 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/28/2013	444	$55,080,281	$(52,844)
10 Year U.S. Treasury Note	6/19/2013	288	38,011,500	(131,027)
30 Year U.S. Treasury Bond	6/19/2013	800	115,575,000	93,080

Total				$(90,791)

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	45.4%
Mortgage Related	9.8
Banking	7.1
Local Authorities	6.3
ABS Car Loan	3.1
Commercial Mortgage-Backed Securities	3.0
Government Owned—No Guarantee	2.3
Sovereigns	2.1
Other Investments, less than 2% each	17.8
Short-Term Investments	10.7

Total Investments	107.6
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(7.6)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	48.1%
Euro	19.7
Japanese Yen	12.2
British Pound	6.6
Canadian Dollar	4.3
Mexican Peso	3.5
Malaysian Ringgit	2.2
Other, less than 2% each	11.0

Total Investments	107.6
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(7.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 95.0% of Net Assets

Non-Convertible Bonds – 94.8%

	Airlines – 0.6%
$130,000	Continental Airlines, Inc., 6.750%, 9/15/2015, 144A	$136,175

	Electric – 1.3%
140,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	147,350
150,000	Iberdrola Finance Ireland Ltd., 5.000%, 9/11/2019, 144A	159,607

		306,957

	Independent Energy – 0.6%
130,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	135,200

	Non-Captive Diversified – 0.6%
130,000	International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	133,900

	Treasuries – 91.0%
1,577,378	U.S. Treasury Inflation Indexed Bond, 0.625%, 2/15/2043(b)	1,581,076
2,273,636	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(b)	3,175,986
7,993,576	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(b)	8,621,200
4,323,653	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2022(b)	4,704,337
2,893,699	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2022(b)(c)	3,153,455

		21,236,054

	Wirelines – 0.7%
150,000	Telefonica Emisiones SAU, 6.421%, 6/20/2016	166,360

	Total Non-Convertible Bonds
	(Identified Cost $21,741,873)	22,114,646

Convertible Bonds – 0.2%

	Metals & Mining – 0.2%
35,000	Alpha Natural Resources, Inc., 2.375%, 4/15/2015 (Identified Cost $31,154)	33,294

	Total Bonds and Notes
	(Identified Cost $21,773,027)	22,147,940

Shares

Preferred Stocks – 0.5%

	Diversified Manufacturing – 0.5%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	125,685

Notional Amount	Description	Value (†)

Purchased Swaptions – 5.1%

	Interest Rate Swaptions – 5.1%
$50,000,000	1-year Interest Rate Swap Put, expiring 9/27/2013, Pay 3-month LIBOR, Receive 0.295%(d)	$6,150
17,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 3-month LIBOR, Receive 0.674%(d)	63,578
11,750,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 3-month LIBOR, Receive 1.378%(d)	143,726
8,000,000	30-year Interest Rate Swap Call, expiring 9/29/2014, Pay 2.798%, Receive 3-month LIBOR(d)	983,472

	Total Purchased Swaptions
	(Identified Cost $1,021,052)	1,196,926

Principal Amount

Short-Term Investments – 3.6%
804,390	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $804,390 on 4/01/2013 collateralized by $790,000 Federal National Mortgage Association, 2.000% due 8/18/2015 valued at $822,588 including accrued interest (Note 2 of Notes to Financial Statements)	804,390
25,000	U.S. Treasury Bill, 0.082%, 07/05/2013(e)(f)	24,995

	Total Short-Term Investments
	(Identified Cost $829,385)	829,385

	Total Investments – 104.2%
	(Identified Cost $23,728,464)(a)	24,299,936
	Other assets less liabilities—(4.2)%	(972,108)

	Net Assets – 100.0%	$23,327,828

Notional Amount

Written Swaptions – (2.8%)

	Interest Rate Swaptions – (2.8%)
$50,000,000	1-year Interest Rate Swap Put, expiring 9/27/2013, Pay 0.445%, Receive 3-month LIBOR(d)	$(45,250)
17,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 0.398%, Receive 3-month LIBOR(d)	(12,775)
11,750,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 0.957%, Receive 3-month LIBOR(d)	(37,283)
8,000,000	30-year Interest Rate Swap Call, expiring 9/29/2014, Pay 3-month LIBOR, Receive 3.298%(d)	(558,088)

	Total Written Swaptions
	(Premiums Received $577,561)	$(653,396)

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $23,839,961 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$508,334
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(48,359)

	Net unrealized appreciation	$459,975

(b)	Treasury Inflation Protected Security (TIPS).
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or interest rate swaptions.
(d)	Counterparty is Citibank, N.A.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	All or a portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $443,132 or 1.9% of net assets.
MTN	Medium Term Note

At March 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/28/2013	3	$372,164	$(357)

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	91.0%
Purchased Swaptions	5.1
Other Investments, less than 2% each	4.5
Short-Term Investments	3.6

Total Investments	104.2
Other assets less liabilities (including open written swaptions and futures contracts)	(4.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 79.1% of Net Assets

Non-Convertible Bonds – 65.2%

	Aerospace & Defense – 2.2%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$139,424
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,229,375
500,000	Ducommun, Inc., 9.750%, 7/15/2018	550,000
3,220,000	GenCorp, Inc., 7.125%, 3/15/2021, 144A	3,397,100
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	791,300
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,901,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,362,050

		14,370,249

	Airlines – 2.8%
4,110,000	Air Canada, 9.250%, 8/01/2015, 144A	4,377,150
985,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	1,027,809
555,000	Air Canada, 12.000%, 2/01/2016, 144A	607,031
331,655	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	373,111
99,810	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	108,045
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	66,048
306,992	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	338,091
343,786	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	360,116
479,155	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	513,894
3,717,343	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	3,940,384
1,591,768	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,798,697
570,290	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	608,785
310,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	341,775
3,485,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,746,375

		18,207,311

	Automotive – 0.7%
$1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	$1,035,000
600,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	669,750
15,000	Ford Motor Co., 6.375%, 2/01/2029	16,746
95,000	Ford Motor Co., 6.625%, 2/15/2028	106,991
230,000	Ford Motor Co., 7.125%, 11/15/2025	272,715
40,000	Ford Motor Co., 7.500%, 8/01/2026	48,507
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,110,900

		4,260,609

	Banking – 5.0%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	1,028,277
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	4,000,029
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	7,097,298
9,495,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	10,553,408
7,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	716,532
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,181,785
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	1,279,250
475,000	RBS Capital Trust A, 2.312%, 12/29/2049, (EUR)(b)	414,038
80,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	70,963
135,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	103,275
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	140,400
85,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	66,725
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,568,528
105,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	95,871
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	1,446,726
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	75,650

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
435,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	$539,483
350,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	436,310

		32,814,548

	Brokerage – 0.5%
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,683,638
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,154,725
165,000	Jefferies Group LLC, 6.875%, 4/15/2021	192,611

		3,030,974

	Building Materials – 1.0%
3,200,000	HD Supply, Inc., 10.500%, 1/15/2021	3,328,000
670,000	Masco Corp., 6.500%, 8/15/2032	682,545
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,393,847
745,000	USG Corp., 9.750%, 1/15/2018	882,825

		6,287,217

	Chemicals – 2.6%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,738,700
3,687,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,816,045
1,240,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	1,178,000
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	1,368,000
555,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	493,950
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	2,244,850
5,983,174	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(c)(d)	4,711,750
600,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	631,500

		17,182,795

	Commercial Mortgage-Backed Securities – 0.0%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(b)	321,575

	Construction Machinery – 0.6%
1,410,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,575,675
250,000	United Rentals North America, Inc., 8.250%, 2/01/2021	283,125

	Construction Machinery – continued
$1,995,000	United Rentals North America, Inc., 8.375%, 9/15/2020	$2,224,425

		4,083,225

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	132,806
1,902,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,645,230

		1,778,036

	Consumer Products – 0.3%
2,270,000	Visant Corp., 10.000%, 10/01/2017	2,071,375

	Electric – 0.7%
215,000	Edison Mission Energy, 7.625%, 5/15/2027(e)	115,025
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,105,500
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,052,500
1,815,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	1,756,013
365,000	PPL Energy Supply LLC, 4.600%, 12/15/2021	388,976

		4,418,014

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020, 144A	577,540

	Food & Beverage – 0.2%
1,545,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,629,975

	Government Guaranteed – 0.9%
1,185,000	Autonomous Community of Catalonia, 4.950%, 2/11/2020, (EUR)	1,336,714
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,485,487

		5,822,201

	Government Owned – No Guarantee – 0.5%
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	927,924
16,700,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,754,123
700,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	483,000

		3,165,047

	Government Sponsored – 0.7%
3,440,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,302,703
1,250,000	Eksportfinans ASA, 2.375%, 5/25/2016	1,189,062

		4,491,765

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – 3.3%
$2,825,000	HCA, Inc., 5.875%, 5/01/2023	$2,938,000
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,043,700
970,000	HCA, Inc., 7.500%, 12/15/2023	1,037,900
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,753,200
1,815,000	HCA, Inc., 7.690%, 6/15/2025	1,937,512
375,000	HCA, Inc., 8.360%, 4/15/2024	420,000
945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	985,163
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,550,000
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	6,994,260

		21,659,735

	Home Construction – 2.3%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	306,000
1,641,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	1,764,075
3,131,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	3,373,652
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	811,440
1,068,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	1,073,340
755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	775,763
3,005,000	KB Home, 8.000%, 3/15/2020	3,463,262
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	384,000
2,460,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,472,300
870,000	Pulte Group, Inc., 7.875%, 6/15/2032	961,350

		15,385,182

	Independent Energy – 2.7%
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	205,737
6,640,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	4,365,800
9,150,000	Connacher Oil and Gas Ltd., 8.750%, 8/01/2018, 144A, (CAD)	5,764,631
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020, 144A	3,900,800
3,360,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,486,000

		17,722,968

	Industrial Other – 0.2%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	685,006

	Industrial Other – continued
$320,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	$329,600

		1,014,606

	Life Insurance – 2.7%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,772,160
6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	8,797,744
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	4,367,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	390,600
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,375,325

		17,702,829

	Local Authorities – 2.0%
1,535,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,539,049
100,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	85,884
905,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	926,797
2,245,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	2,356,430
7,200,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	7,866,028

		12,774,188

	Media Non-Cable – 2.5%
1,000,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	927,500
5,615,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	5,502,700
245,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	252,350
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	1,800,975
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	995,925
550,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	578,188
1,206,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	1,255,747
1,665,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	1,735,762
3,230,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	3,488,400

		16,537,547

	Metals & Mining – 2.4%
377,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	361,920
10,690,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	8,685,625

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	$864,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,858,400
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,854,800

		15,624,745

	Non-Captive Consumer – 2.2%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	805,000
4,040,000	Residential Capital LLC, 9.625%, 5/15/2015(e)	4,403,600
875,000	SLM Corp., MTN, 7.250%, 1/25/2022	977,812
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	115,657
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,208,750
3,630,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,648,150

		14,158,969

	Non-Captive Diversified – 1.2%
562,000	Ally Financial, Inc., 8.000%, 11/01/2031	710,930
970,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	851,684
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	227,768
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,694,966
180,000	International Lease Finance Corp., 5.875%, 4/01/2019	194,428
135,000	International Lease Finance Corp., 6.250%, 5/15/2019	147,825
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	367,500
840,000	iStar Financial, Inc., 5.850%, 3/15/2017	854,700
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	924,825
1,040,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,079,000

		8,053,626

	Oil Field Services – 0.8%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	1,843,700
3,680,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	3,698,400

		5,542,100

	Packaging – 1.1%
$6,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	$6,231,500
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	634,500
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	484,500

		7,350,500

	Pharmaceuticals – 0.3%
1,920,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	2,023,200

	Pipelines – 0.6%
3,340,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	3,022,700
1,000,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	882,500

		3,905,200

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 11.564%, 1/15/2033, 144A(b)(g)	441,600
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,434,540

		3,876,140

	Railroads – 0.0%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	251,200
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	27,075

		278,275

	REITs – Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	527,264

	Retailers – 1.8%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	472,500
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,060,813
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	134,375
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	187,850
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,914,060
230,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	172,500
280,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	223,300
7,385,000	Toys R Us, Inc., 7.375%, 10/15/2018	6,517,262

		11,682,660

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Sovereigns – 0.7%
190,000	Cyprus Government International Bond, EMTN, 3.750%, 6/03/2013, (EUR)	$221,632
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	157,810
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	959,832
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,476,308
66,455,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	377,721
24,750,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	143,725
32,615,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	204,105

		4,541,133

	Supermarkets – 3.1%
600,000	American Stores Co., 7.900%, 5/01/2017	691,500
360,000	American Stores Co., 8.000%, 6/01/2026	462,150
1,865,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	2,251,987
4,190,000	New Albertson’s, Inc., 7.450%, 8/01/2029	3,357,237
2,170,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,738,713
9,220,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,468,200
4,125,000	New Albertson’s, Inc., 8.700%, 5/01/2030	3,465,000
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	793,375

		20,228,162

	Supranational – 0.2%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	487,950
1,639,380,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	167,793
8,600,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	878,629

		1,534,372

	Technology – 3.3%
650,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	877,363
8,910,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	6,860,700
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,199,600
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,411,450

	Technology – continued
$1,590,000	First Data Corp., 11.250%, 1/15/2021, 144A	$1,653,600
1,560,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	1,649,700
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	13,322
4,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	4,130,000

		21,795,735

	Textile – 0.9%
3,235,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,753,794
2,835,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	3,001,556

		5,755,350

	Transportation Services – 0.8%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)	3,087,900
854,832	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	880,478
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)	269,071
169,083	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	147,102
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)	307,647
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(g)(h)	33,082
740,000	Teekay Corp., 8.500%, 1/15/2020	800,125

		5,525,405

	Treasuries – 2.9%
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,323,658
2,425,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	3,319,418
850,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	1,138,255
175,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	240,927
4,405,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	6,103,923
2,350,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	433,664
3,865,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	664,936
770,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	840,610
560,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	509,905

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
175,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	$207,859
2,205,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	2,516,981

		19,300,136

	Wireless – 1.3%
11,300,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	961,796
2,725,000	NII Capital Corp., 7.625%, 4/01/2021	1,962,000
4,085,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,176,912
840,000	Sprint Capital Corp., 6.900%, 5/01/2019	921,900
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	256,388

		8,278,996

	Wirelines – 6.1%
205,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(i)	180,400
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	365,750
5,540,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	5,498,450
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,571,400
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	451,050
4,351,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,307,490
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	1,003,475
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,684,500
905,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	947,988
3,055,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	3,360,500
890,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	992,350
145,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	162,574
250,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	291,621
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,073,241
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,718,806
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,432,966
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,624,523
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	771,144

	Wirelines – continued
$1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$1,563,871
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,372,891
645,000	Qwest Corp., 7.250%, 9/15/2025	732,686
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,442,849
1,095,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,016,554
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	136,006

		39,703,085

	Total Non-Convertible Bonds
	(Identified Cost $381,961,682)	426,994,564

Convertible Bonds – 13.8%

	Airlines – 0.3%
1,705,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,772,245

	Automotive – 1.4%
1,090,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	867,231
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	5,656,825
2,955,000	Navistar International Corp., 3.000%, 10/15/2014	3,015,947

		9,540,003

	Brokerage – 0.3%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,205,328

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,776,553

	Electric – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	507,344

	Healthcare – 1.3%
3,325,000	Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	4,368,219
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	1,387,937
660,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	635,250
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	937,938
610,000	Omnicare, Inc., 3.750%, 12/15/2025	985,150

		8,314,494

	Home Construction – 1.1%
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	4,327,509

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	$2,618,875

		6,946,384

	Independent Energy – 1.3%
5,045,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	4,477,437
3,120,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	2,989,350
870,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	871,088

		8,337,875

	Life Insurance – 1.1%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	7,288,378

	Media Non-Cable – 0.0%
45,932	Liberty Media LLC, 3.500%, 1/15/2031	24,000

	Metals & Mining – 0.3%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,403,125
620,000	United States Steel Corp., 2.750%, 4/01/2019	626,975

		2,030,100

	Non-Captive Diversified – 0.1%
470,000	iStar Financial, Inc., 3.000%, 11/15/2016	552,544

	Technology – 4.9%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,140,041
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,693,725
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	193,813
3,595,000	Intel Corp., 3.250%, 8/01/2039	4,327,481
5,370,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	6,269,475
3,130,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	3,867,506
855,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	1,066,612
960,000	Nuance Communications, Inc., 2.750%, 11/01/2031	991,800
230,000	SanDisk Corp., 1.500%, 8/15/2017	296,413
1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	3,118,500

		31,965,366

	Textile – 0.5%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	3,424,575

	Wirelines – 0.7%
233,700	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(f)(i)(j)	$24,543
2,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,576,031
1,190,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,387,094
400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	517,868

		4,505,536

	Total Convertible Bonds
	(Identified Cost $71,486,390)	90,190,725

Municipals – 0.1%

	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	667,602

	Total Bonds and Notes
	(Identified Cost $453,988,072)	517,852,891

Senior Loans – 2.1%

	Airlines – 0.3%
1,895,000	Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/10/2018(b)	1,924,316

	Automotive – 0.2%
1,255,000	TI Group Automotive Systems LLC, Term Loan B, 3/27/2019(k)	1,264,412

	Chemicals – 0.3%
500,000	Al Chem & Cy S.C.A., 2nd Lien Term Loan, 4/03/2020(k)	510,625
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/21/2020(b)	1,634,150

		2,144,775

	Consumer Products – 0.1%
311,720	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	302,091

	Diversified Manufacturing – 0.0%
275,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 9.750%, 12/18/2020(b)	280,156

	Food & Beverage – 0.1%
571,194	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	585,474

	Media Non-Cable – 0.0%
147,322	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	108,191

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Metals & Mining – 0.1%
$517,400	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	$525,161

	Non-Captive Diversified – 0.7%
4,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/20/2017(b)	4,258,760

	Supermarket – 0.1%
475,000	Supervalu, Inc., New Term Loan B, 6.250%, 3/21/2019(b)	482,771

	Technology – 0.1%
201,562	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	204,225
442,329	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	448,668

		652,893

	Wireless – 0.1%
817,058	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	831,356

	Wirelines – 0.0%
65,000	Integra Telecom, Inc., Refi 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	66,652

	Total Senior Loans
	(Identified Cost $12,920,478)	13,427,008

Shares

Common Stocks – 10.4%

	Automobiles – 0.9%
465,000	Ford Motor Co.	6,114,750

	Biotechnology – 1.4%
165,617	Vertex Pharmaceuticals, Inc.(g)	9,105,623

	Chemicals – 1.4%
156,958	Dow Chemical Co. (The)	4,997,543
30,167	PPG Industries, Inc.	4,040,568

		9,038,111

	Containers & Packaging – 0.2%
40,621	Owens-Illinois, Inc.(g)	1,082,550
2,437	Rock-Tenn Co., Class A	226,129

		1,308,679

	Diversified Telecommunication Services – 0.3%
22,435	FairPoint Communications, Inc.(g)	167,589
2,627	Hawaiian Telcom Holdco, Inc.(g)	60,605
117,962	Telefonica S.A., Sponsored ADR	1,593,667

		1,821,861

	Electronic Equipment, Instruments & Components – 2.3%
1,119,766	Corning, Inc.	$14,926,481

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	111,011

	Household Durables – 0.0%
6,775	KB Home	147,492

	Oil, Gas & Consumable Fuels – 0.6%
2,846	Chesapeake Energy Corp.	58,087
82,985	Repsol YPF S.A., Sponsored ADR	1,692,064
33,796	Royal Dutch Shell PLC, ADR	2,202,147

		3,952,298

	Pharmaceuticals – 1.8%
64,900	Bristol-Myers Squibb Co.	2,673,231
117,041	Valeant Pharmaceuticals International, Inc.(g)	8,780,416

		11,453,647

	REITs – Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	189,632
32,565	Associated Estates Realty Corp.	607,012

		796,644

	REITs – Shopping Centers – 0.0%
7,868	DDR Corp.	137,060

	Semiconductors & Semiconductor Equipment – 1.2%
372,408	Intel Corp.	8,137,115

	Trading Companies & Distributors – 0.2%
20,913	United Rentals, Inc.(g)	1,149,587

	Total Common Stocks
	(Identified Cost $49,805,247)	68,200,359

Preferred Stocks – 3.7%

Convertible Preferred Stocks – 2.5%

	Automotive – 1.1%
148,570	General Motors Co., Series B, 4.750%	6,379,596
20,395	Goodyear Tire & Rubber Co. (The), 5.875%	887,386

		7,266,982

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	177,848

	Electric – 0.1%
17,119	AES Trust III, 6.750%	861,599

	Home Construction – 0.1%
11,000	Hovnanian Enterprises, Inc., 7.250%	322,300

	Independent Energy – 0.1%
2,240	Chesapeake Energy Corp., 5.000%	198,464
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	194,156

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Independent Energy – continued
3,552	SandRidge Energy, Inc., 7.000%	$317,016

		709,636

	Metals & Mining – 0.1%
33,725	ArcelorMittal, 6.000%	706,539

	Pipelines – 0.5%
54,200	El Paso Energy Capital Trust I, 4.750%	3,183,166

	Technology – 0.5%
3,260	Lucent Technologies Capital Trust I, 7.750%	3,022,020

	Total Convertible Preferred Stocks
	(Identified Cost $15,402,051)	16,250,090

Non-Convertible Preferred Stocks – 1.2%

	Banking – 0.2%
18,000	Bank of America Corp., 6.375%	457,380
23,925	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	684,016
7,075	Countrywide Capital IV, 6.750%	179,210

		1,320,606

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(g)	1,484,793

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	623,875

	Non-Captive Diversified – 0.7%
4,153	Ally Financial, Inc., Series G, 7.000%, 144A	4,107,057
5,300	iStar Financial, Inc., Series F, 7.800%	126,670
2,575	iStar Financial, Inc., Series G, 7.650%	61,414

		4,295,141

	REITs – Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	212,205

	Total Non-Convertible Preferred Stocks
	(Identified Cost $5,528,921)	7,936,620

	Total Preferred Stocks
	(Identified Cost $20,930,972)	24,186,710

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(g)(j) (Identified Cost $0)	—

Short-Term Investments – 4.1%
$1,115,668	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $1,115,669 on 4/01/2013 collateralized by $1,175,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $1,175,801 including accrued interest (Note 2 of Notes to Financial Statements)	$1,115,668
25,434,990	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $25,434,990 on 4/01/2013 collateralized by $23,665,000 U.S. Treasury Note, 4.125% due 5/15/2015 valued at $25,946,424 including accrued interest (Note 2 of Notes to Financial Statements)	25,434,990

	Total Short-Term Investments
	(Identified Cost $26,550,658)	26,550,658

	Total Investments – 99.4%
	(Identified Cost $564,195,427)(a)	650,217,626
	Other assets less liabilities—0.6%	4,220,499

	Net Assets – 100.0%	$654,438,125

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $564,465,715 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$103,010,457
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,258,546)

	Net unrealized appreciation	$85,751,911

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	Illiquid security. At March 31, 2013, the value of these securities amounted to $16,172,393 or 2.5% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

(j)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of these securities amounted to $24,543 or less than 0.1% of net assets.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $152,052,399 or 23.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Industry Summary at March 31, 2013 (Unaudited)

Technology	8.8%
Wirelines	6.8
Banking	5.2
Healthcare	4.6
Chemicals	4.3
Independent Energy	4.1
Life Insurance	3.8
Home Construction	3.7
Automotive	3.4
Airlines	3.4
Supermarkets	3.2
Treasuries	2.9
Metals & Mining	2.9
Non-Captive Diversified	2.7
Media Non-Cable	2.5
Electronic Equipment, Instruments & Components	2.3
Non-Captive Consumer	2.3
Aerospace & Defense	2.2
Pharmaceuticals	2.1
Local Authorities	2.0
Other Investments, less than 2% each	22.1
Short-Term Investments	4.1

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 98.3% of Net Assets

	ABS Car Loan – 4.6%
$210,000	Ally Master Owner Trust, Series 2013-1, Class A2, 1.000%, 2/15/2018	$210,353
88,201	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	88,463
130,249	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.760%, 10/08/2015	130,422
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	128,857
71,308	BMW Vehicle Lease Trust, Series 2011-1, Class A3, 1.060%, 2/20/2014	71,372
285,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	285,391
155,375	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/2015	155,946
620,000	CarMax Auto Owner Trust, Series 2012-2, Class A3, 0.840%, 3/15/2017	623,578
30,885	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	30,896
145,000	Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, 0.680%, 4/15/2017	145,368
200,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.700%, 2/16/2016	200,679
345,000	Honda Auto Receivables Owner Trust, Series 2012-3, Class A3, 0.560%, 5/15/2016	345,281
225,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	228,826
220,475	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015.	220,893
165,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class A3, 0.620%, 7/15/2016	165,095
215,000	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 6/15/2017	214,941
190,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	190,304
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	200,107
147,214	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	147,663
110,000	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/2015	110,534

		3,894,969

	ABS Credit Card – 1.7%
$60,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.423%, 3/15/2017(b)	$60,069
575,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	575,620
210,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	217,603
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	607,899

		1,461,191

	ABS Home Equity – 0.2%
89,918	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.214%, 7/25/2021(b)	84,784
53,098	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	54,514

		139,298

	ABS Other – 1.7%
335,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	339,196
260,000	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 9/15/2015	261,260
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.693%, 6/20/2017(b)	391,758
420,000	Nissan Master Owner Trust Receivables, Series 2012-A, Class A, 0.673%, 5/15/2017(b)	421,806

		1,414,020

	ABS Student Loan – 2.2%
656,681	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.803%, 9/20/2022(b)	659,964
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.101%, 7/25/2025(b)	554,741
650,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.301%, 7/25/2025(b)	659,477

		1,874,182

	Aerospace & Defense – 0.8%
275,000	Precision Castparts Corp., 1.250%, 1/15/2018	275,571
355,000	Raytheon Co., 3.125%, 10/15/2020	374,923

		650,494

	Airlines – 0.2%
149,555	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	172,736

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Automotive – 2.0%
$235,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	$241,986
610,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	770,194
315,000	Toyota Motor Credit Corp., MTN, 2.000%, 9/15/2016	326,155
390,000	Volkswagen International Finance NV, 1.150%, 11/20/2015, 144A	391,603

		1,729,938

	Banking – 7.0%
205,000	Bank of America Corp., 2.000%, 1/11/2018	204,025
250,000	Bank of America Corp., 5.650%, 5/01/2018	289,202
420,000	Bank of Nova Scotia, 0.950%, 3/15/2016	422,274
495,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	615,170
365,000	Capital One Financial Corp., 2.125%, 7/15/2014	370,709
40,000	Citigroup, Inc., 5.000%, 9/15/2014	42,001
270,000	Citigroup, Inc., 6.010%, 1/15/2015	292,363
370,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	435,996
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	326,797
630,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	760,423
750,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	896,551
100,000	PNC Financial Services Group Inc., 2.854%, 11/09/2022	99,044
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	42,775
330,000	U.S. Bancorp, MTN, 2.200%, 11/15/2016	344,359
245,000	Wells Fargo & Co., 1.500%, 1/16/2018	244,491
340,000	Wells Fargo & Co., 3.676%, 6/15/2016	367,646
245,000	Westpac Banking Corp., 1.125%, 9/25/2015	246,853

		6,000,679

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	35,023

	Chemicals – 0.8%
85,000	Cytec Industries, Inc., 3.500%, 4/01/2023	85,216
200,000	Eastman Chemical Co., 4.500%, 1/15/2021	221,278
260,000	E.I. du Pont de Nemours & Co., 2.800%, 2/15/2023	264,064
90,000	Methanex Corp., 3.250%, 12/15/2019	90,781

		661,339

	Collateralized Mortgage Obligations – 9.8%
$725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	$817,699
355,000	FHLMC Multifamily Structured Pass Through Certificates, Series K501, Class A2, 1.655%, 11/25/2016	364,342
435,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018	472,696
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	442,664
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,073,265
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	372,301
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,491,723
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,147,705
741,699	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.554%, 4/25/2019(b)	743,145
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	149,199
309,249	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.650%, 10/07/2020(b)	310,217
1,001,883	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.760%, 12/08/2020(b)	1,007,834

		8,392,790

	Commercial Mortgage-Backed Securities – 8.2%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	45,884
110,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	125,642
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	98,558
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.680%, 6/15/2039(b)	459,260
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	415,408

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	$427,460
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	375,318
330,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 8/10/2045(b)	377,609
1,225,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/08/2029, 144A(b)	1,227,783
350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A5, 2.840%, 12/15/2047	350,875
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.807%, 6/15/2049(b)	470,820
210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	238,779
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	269,068
475,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	550,534
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	457,782
510,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	577,114
555,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	562,827

		7,030,721

	Construction Machinery – 1.0%
230,000	Caterpillar Financial Services Corp., MTN, 1.250%, 11/06/2017	230,460
105,000	Caterpillar Financial Services Corp., MTN, 1.300%, 3/01/2018	104,825
290,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	304,555
230,000	John Deere Capital Corp., 1.300%, 3/12/2018	230,824

		870,664

	Consumer Cyclical Services – 0.7%
585,000	Amazon.com, Inc., 0.650%, 11/27/2015	584,294
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,532

		614,826

	Consumer Products – 0.1%
$90,000	Tupperware Brands Corp., 4.750%, 6/01/2021	$94,794

	Diversified Manufacturing – 0.1%
90,000	Snap-On, Inc., 4.250%, 1/15/2018	99,256

	Electric – 2.8%
245,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	317,899
375,000	Dominion Resources, Inc., 1.950%, 8/15/2016	386,713
180,000	Duke Energy Corp., 5.650%, 6/15/2013	181,846
195,000	FirstEnergy Corp., 2.750%, 3/15/2018	197,208
415,000	Georgia Power Co., 0.600%, 3/15/2016(b)	415,240
215,000	NextEra Energy Capital Holdings, Inc., 1.611%, 6/01/2014	217,021
265,000	Southern California Edison Co., 5.750%, 3/15/2014	277,648
375,000	Southern Co., 1.950%, 9/01/2016	387,121

		2,380,696

	Entertainment – 0.4%
330,000	Time Warner, Inc., 4.875%, 3/15/2020	377,697

	Environmental – 0.1%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	99,420

	Food & Beverage – 1.6%
435,000	Coca-Cola Co. (The), 1.150%, 4/01/2018	435,525
525,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	568,739
270,000	Kraft Foods Group, Inc., 6.125%, 8/23/2018	328,394

		1,332,658

	Government Owned – No Guarantee – 0.6%
150,000	Federal National Mortgage Association, 5.375%, 6/12/2017	178,840
295,000	Petroleos Mexicanos, 3.500%, 1/30/2023, 144A	294,262

		473,102

	Health Insurance – 0.3%
185,000	UnitedHealth Group, Inc., 1.625%, 3/15/2019	185,522
35,000	WellPoint, Inc., 6.000%, 2/15/2014	36,629
30,000	WellPoint, Inc., 7.000%, 2/15/2019	37,518

		259,669

	Healthcare – 2.3%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	76,867

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$400,000	Express Scripts, Inc., 3.125%, 5/15/2016	$422,550
80,000	McKesson Corp., 0.950%, 12/04/2015	80,219
425,000	McKesson Corp., 3.250%, 3/01/2016	455,486
105,000	McKesson Corp., 6.500%, 2/15/2014	110,416
430,000	Medtronic, Inc., 2.750%, 4/01/2023	428,543
375,000	Stryker Corp., 2.000%, 9/30/2016	389,095

		1,963,176

	Hybrid ARMs – 0.7%
118,033	FHLMC, 2.391%, 1/01/2035(b)	125,658
406,909	FNMA, 2.804%, 4/01/2037(b)	434,957

		560,615

	Independent Energy – 1.8%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	115,111
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	131,297
330,000	Canadian Natural Resources Ltd., 1.450%, 11/14/2014	333,666
275,000	Encana Corp., 6.500%, 5/15/2019	334,672
70,000	Hess Corp., 7.000%, 2/15/2014	73,627
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	123,050
375,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	385,567
55,000	XTO Energy, Inc., 4.900%, 2/01/2014	57,045

		1,554,035

	Integrated Energy – 1.1%
345,000	BP Capital Markets PLC, 1.375%, 11/06/2017	345,458
340,000	Total Capital S.A., 4.450%, 6/24/2020	393,808
170,000	XTO Energy, Inc., 5.750%, 12/15/2013	176,478

		915,744

	Life Insurance – 0.6%
125,000	American International Group, Inc., 4.875%, 9/15/2016	139,101
220,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	252,017
30,000	Lincoln National Corp., 4.300%, 6/15/2015	32,124
70,000	Unum Group, 5.625%, 9/15/2020	81,127

		504,369

	Media Cable – 1.1%
$280,000	Comcast Corp., 2.850%, 1/15/2023	$279,068
100,000	Cox Communications, Inc., 4.625%, 6/01/2013	100,683
94,000	Cox Communications, Inc., 5.450%, 12/15/2014	101,521
425,000	NBCUniversal Enterprise, Inc., 0.817%, 4/15/2016, 144A(b)	424,707

		905,979

	Media Non-Cable – 0.2%
175,000	Thomson Reuters Corp., 5.950%, 7/15/2013	177,731

	Metals & Mining – 1.9%
110,000	Alcoa, Inc., 6.150%, 8/15/2020	119,763
315,000	ArcelorMittal, 10.350%, 6/01/2019	397,781
240,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018, 144A	241,003
140,000	Goldcorp, Inc., 2.125%, 3/15/2018	140,459
180,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	189,695
125,000	Rio Tinto Finance USA PLC, 1.625%, 8/21/2017	126,111
110,000	Teck Resources Ltd., 3.150%, 1/15/2017	114,565
270,000	Teck Resources Ltd., 3.750%, 2/01/2023	263,496

		1,592,873

	Mortgage Related – 6.5%
351,249	FHLMC, 2.640%, 5/01/2036(b)	378,682
94,381	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	99,349
1,705	FHLMC, 6.500%, 1/01/2024	1,955
209	FHLMC, 8.000%, 7/01/2025	252
55,647	FNMA, 3.000%, 7/01/2027	58,600
258,706	FNMA, 3.840%, 2/01/2039(b)	278,641
1,523	FNMA, 6.000%, 9/01/2021	1,672
534	FNMA, 7.500%, 6/01/2016	563
660	FNMA, 8.000%, 6/01/2015	692
325,000	GNMA, 4.312%, 2/20/2063	368,773
580,000	GNMA, 4.356%, 2/20/2063	657,756
320,000	GNMA, 4.483%, 4/20/2063	364,900
243,075	GNMA, 4.496%, 10/20/2062	277,633
510,000	GNMA, 4.500%, 3/20/2062	583,491

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$350,118	GNMA, 4.514%, 5/20/2062	$397,408
334,055	GNMA, 4.520%, 5/20/2062	378,764
347,643	GNMA, 4.528%, 3/20/2062	393,960
344,159	GNMA, 4.560%, 3/20/2062	389,646
213,056	GNMA, 4.567%, 7/20/2062	243,202
355,000	GNMA, 4.575%, 2/20/2063	406,364
254,102	GNMA, 4.604%, 6/20/2062	289,656
4,845	GNMA, 6.500%, 12/15/2023	5,638
1,394	GNMA, 8.500%, 9/15/2022	1,602
2,794	GNMA, 9.500%, 1/15/2019	3,169

		5,582,368

	Non-Captive Consumer – 0.3%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	245,808

	Non-Captive Diversified – 1.2%
260,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	257,417
645,000	General Electric Capital Corp., 5.625%, 5/01/2018	763,338

		1,020,755

	Oil Field Services – 1.5%
305,000	Cameron International Corp., 1.217%, 6/02/2014(b)	306,720
355,000	Ensco PLC, 3.250%, 3/15/2016	378,118
285,000	Nabors Industries, Inc., 9.250%, 1/15/2019	366,562
175,000	Rowan Cos., Inc., 5.000%, 9/01/2017	195,059

		1,246,459

	Pharmaceuticals – 0.3%
275,000	Eli Lilly & Co., 4.200%, 3/06/2014	284,716

	Pipelines – 2.3%
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	152,385
290,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	293,330
380,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	382,779
245,000	NiSource Finance Corp., 6.125%, 3/01/2022	293,259
175,000	Questar Corp., 2.750%, 2/01/2016	183,497
420,000	Spectra Energy Capital LLC, 3.300%, 3/15/2023	421,418
265,000	Spectra Energy Capital LLC, 5.668%, 8/15/2014	281,986

		2,008,654

	Property & Casualty Insurance – 0.5%
$260,000	Berkshire Hathaway Finance Corp., 1.600%, 5/15/2017	$265,164
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	164,691
15,000	Willis North America, Inc., 7.000%, 9/29/2019	17,885

		447,740

	Railroads – 1.7%
350,000	Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	368,326
420,000	Canadian National Railway Co., 1.450%, 12/15/2016	428,324
325,000	CSX Corp., 3.700%, 10/30/2020	352,716
30,000	CSX Corp., 6.150%, 5/01/2037	36,576
260,000	Union Pacific Corp., 5.750%, 11/15/2017	310,324

		1,496,266

	REITs – Financial – 0.4%
310,000	American Campus Communities Operating Partnership LP, 3.750%, 4/15/2023	311,800

	REITs – Healthcare – 0.0%
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	34,799

	REITs – Shopping Centers – 0.3%
280,000	Federal Realty Investment Trust, 5.400%, 12/01/2013	288,655

	Supermarkets – 0.4%
285,000	Delhaize Group S.A., 4.125%, 4/10/2019	301,972

	Supranational – 0.5%
420,000	Nordic Investment Bank, 0.500%, 4/14/2016	419,538

	Technology – 1.5%
335,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	401,193
210,000	Corning, Inc., 4.250%, 8/15/2020	233,252
290,000	Hewlett-Packard Co., 0.687%, 5/30/2014(b)	288,416
75,000	Microsoft Corp., 0.875%, 11/15/2017	74,730
305,000	Oracle Corp., 1.200%, 10/15/2017	305,336

		1,302,927

	Tobacco – 1.4%
330,000	Altria Group, Inc., 4.750%, 5/05/2021	373,500
90,000	Altria Group, Inc., 9.250%, 8/06/2019	125,450
365,000	Philip Morris International, Inc., 2.500%, 5/16/2016	384,147
295,000	Philip Morris International, Inc., 2.625%, 3/06/2023	290,071

		1,173,168

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Transportation Services – 0.4%
$345,000	ERAC USA Finance LLC, 2.250%, 1/10/2014, 144A	$349,052

	Treasuries – 19.1%
1,775,000	U.S. Treasury Note, 0.750%, 10/31/2017	1,780,131
385,000	U.S. Treasury Note, 0.875%, 4/30/2017	389,602
1,135,000	U.S. Treasury Note, 1.625%, 8/15/2022	1,120,369
4,435,000	U.S. Treasury Note, 1.625%, 11/15/2022	4,356,350
2,810,000	U.S. Treasury Note, 1.750%, 5/31/2016	2,929,425
1,070,000	U.S. Treasury Note, 1.875%, 4/30/2014	1,089,519
2,385,000	U.S. Treasury Note, 1.875%, 6/30/2015	2,470,152
2,085,000	U.S. Treasury Note, 2.500%, 4/30/2015	2,181,431

		16,316,979

	Wireless – 1.5%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	262,078
170,000	Sprint Nextel Corp., 6.000%, 12/01/2016	184,450
410,000	Vodafone Group PLC, 1.500%, 2/19/2018	408,942
415,000	Vodafone Group PLC, 2.950%, 2/19/2023	413,616

		1,269,086

	Wirelines – 1.9%
640,000	AT&T, Inc., 0.900%, 2/12/2016	639,566
625,000	AT&T, Inc., 5.800%, 2/15/2019	753,723
255,000	Embarq Corp., 7.995%, 6/01/2036	268,441

		1,661,730

	Total Bonds and Notes
	(Identified Cost $81,655,960)	83,997,156

Short-Term Investments – 2.3%
1,955,636	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $1,955,636 on 4/01/2013 collateralized by $2,000,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $1,999,586 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,955,636)	1,955,636

	Total Investments – 100.6%
	(Identified Cost $83,611,596)(a)	85,952,792
	Other assets less liabilities—(0.6)%	(542,707)

	Net Assets – 100.0%	$85,410,085

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $84,048,139 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,106,117
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(201,464)

	Net unrealized appreciation	$1,904,653

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $3,088,163 or 3.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	19.1%
Collateralized Mortgage Obligations	9.8
Commercial Mortgage-Backed Securities	8.2
Banking	7.0
Mortgage Related	6.5
ABS Car Loan	4.6
Electric	2.8
Pipelines	2.3
Healthcare	2.3
ABS Student Loan	2.2
Automotive	2.0
Other Investments, less than 2% each	31.5
Short-Term Investments	2.3

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 91.8% of Net Assets

Non-Convertible Bonds – 87.9%

	ABS Credit Card – 0.1%
$1,000,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$1,092,945

	ABS Home Equity – 0.0%
193,573	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.499%, 7/25/2035(b)	180,795

	ABS Other – 1.0%
2,184,655	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	2,206,147
1,691,636	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	1,733,672
867,682	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	1,044,150
784,926	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	819,634
2,000,461	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	2,173,381

		7,976,984

	Airlines – 2.5%
800,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 7/15/2025, 144A	813,500
155,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	161,975
1,105,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,110,525
331,655	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	373,111
979,578	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	1,114,270
4,150,623	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	4,799,158
160,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	166,365
1,501,192	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,653,263
4,110,843	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	4,748,024
1,790,139	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	2,040,759

	Airlines – continued
$812,343	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	$932,164
1,490,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	1,553,325

		19,466,439

	Automotive – 0.6%
1,725,000	Cummins, Inc., 5.650%, 3/01/2098	1,755,686
2,665,000	Ford Motor Co., 6.375%, 2/01/2029	2,975,198

		4,730,884

	Banking – 13.0%
2,670,000	Associates Corp. of North America, 6.950%, 11/01/2018	3,260,820
230,000	Bank of America Corp., 5.420%, 3/15/2017	254,879
1,000,000	Bank of America Corp., 5.490%, 3/15/2019	1,119,421
530,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	594,083
985,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	1,251,224
500,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	557,308
2,770,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,570,254
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	97,094
185,000	Citigroup, Inc., 5.875%, 2/22/2033	203,019
2,515,000	Citigroup, Inc., 6.125%, 8/25/2036	2,875,965
4,670,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	4,132,773
225,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	240,888
1,330,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	1,402,960
5,400,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	5,401,754
5,625,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	6,303,313
870,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	991,190
4,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	4,557,027
7,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	6,914,141
60,000	JPMorgan Chase & Co., 4.750%, 5/01/2013	60,208
400,000	JPMorgan Chase & Co., EMTN, 1.056%, 5/30/2017, (GBP)(b)	573,137

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
5,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	$511,809
7,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	752,045
900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,000,603
6,570,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,400,126
235,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	249,990
1,700,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,900,354
100,000	Morgan Stanley, 0.784%, 10/15/2015(b)	98,341
1,439,000	Morgan Stanley, 3.750%, 2/25/2023	1,454,521
1,735,000	Morgan Stanley, 4.875%, 11/01/2022	1,839,294
4,255,000	Morgan Stanley, 5.500%, 7/24/2020	4,900,318
3,800,000	Morgan Stanley, 5.750%, 1/25/2021	4,391,234
2,000,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	2,289,806
100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	114,576
2,000,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	2,240,581
2,900,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	3,466,724
600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	657,230
1,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,839,808
600,000	Morgan Stanley, Series F, MTN, 0.753%, 10/18/2016(b)	584,536
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	467,820
3,550,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	3,671,758
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	64,034
400,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	553,760
100,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	120,168
200,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	216,300
825,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	882,234
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	128,732

	Banking – continued
$400,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	$419,684
400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	409,292
2,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	2,518,837
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,587,350
300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	349,476
4,500,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	4,820,850

		99,263,649

	Brokerage – 1.4%
2,750,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,785,425
765,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	795,334
2,715,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,874,577
1,230,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,282,275
575,000	Jefferies Group LLC, 6.450%, 6/08/2027	635,375
105,000	Jefferies Group LLC, 6.875%, 4/15/2021	122,571
1,530,000	Jefferies Group LLC, 8.500%, 7/15/2019	1,904,712

		10,400,269

	Building Materials – 1.1%
1,175,000	Masco Corp., 4.800%, 6/15/2015	1,237,295
730,000	Masco Corp., 5.850%, 3/15/2017	806,797
1,695,000	Masco Corp., 6.125%, 10/03/2016	1,892,813
1,330,000	Masco Corp., 6.500%, 8/15/2032	1,354,903
375,000	Masco Corp., 7.750%, 8/01/2029	422,092
251,000	Owens Corning, Inc., 6.500%, 12/01/2016	282,588
2,255,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,565,816

		8,562,304

	Chemicals – 0.2%
185,000	Methanex Corp., 5.250%, 3/01/2022	206,310
980,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,063,120

		1,269,430

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – 0.1%
$675,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	$789,793
16,205	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	17,964

		807,757

	Commercial Mortgage-Backed Securities – 3.3%
160,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.188%, 9/10/2047(b)	175,666
600,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	676,927
360,000	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	409,272
200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	223,137
407,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(b)	474,085
22,040	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	22,024
1,055,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,199,199
480,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.748%, 6/10/2046(b)	539,877
3,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.680%, 6/15/2039(b)	4,047,229
2,030,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.764%, 9/15/2039(b)	2,338,938
685,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	790,428
3,125,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,823,116
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,732,236

	Commercial Mortgage-Backed Securities – continued
$805,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	$857,042
350,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 8/10/2045(b)	400,494
1,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.807%, 6/15/2049(b)	1,251,693
1,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,597,544
480,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	512,266
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.866%, 6/15/2038(b)	431,010
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	441,645
235,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.891%, 6/12/2046(b)	266,954
350,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	376,753
425,000	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	459,242
250,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	286,114
800,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.275%, 1/11/2043(b)	965,298
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	225,745
400,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	452,639
250,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 3/15/2044, 144A(b)	259,410

		25,235,983

	Consumer Products – 0.2%
605,000	Hasbro, Inc., 6.600%, 7/15/2028	698,364
780,000	Snap-on, Inc., 6.700%, 3/01/2019	946,771

		1,645,135

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – 0.1%
540,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	$938,491

	Electric – 2.4%
1,433,747	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,554,038
1,185,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,342,526
555,000	Commonwealth Edison Co., 4.700%, 4/15/2015	599,788
3,400,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	3,417,000
800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	842,000
600,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,043,862
1,000,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,234,506
900,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	954,855
5,412,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	5,150,584
700,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	722,894
1,152,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,549,214
150,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	154,452

		18,565,719

	Financial Other – 1.2%
5,040,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	5,604,747
2,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	3,555,190

		9,159,937

	Government Guaranteed – 0.6%
1,000,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	952,483
2,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	2,567,219
970,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	921,806

		4,441,508

	Government Owned – No Guarantee – 1.4%
2,565,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	3,174,187
4,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	5,116,500
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	927,924
10,400,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,092,388

		10,310,999

	Health Insurance – 0.0%
$20,000	CIGNA Corp., 7.875%, 5/15/2027	$26,847

	Healthcare – 0.7%
855,000	Boston Scientific Corp., 6.000%, 1/15/2020	999,380
55,000	HCA, Inc., 5.875%, 3/15/2022	59,263
3,065,000	HCA, Inc., 5.875%, 5/01/2023	3,187,600
95,000	HCA, Inc., 6.375%, 1/15/2015	101,769
100,000	HCA, Inc., 7.050%, 12/01/2027	98,000
190,000	HCA, Inc., 7.190%, 11/15/2015	209,475
75,000	HCA, Inc., 7.500%, 12/15/2023	80,250
175,000	HCA, Inc., 7.690%, 6/15/2025	186,812
305,000	HCA, Inc., 8.360%, 4/15/2024	341,600
10,000	HCA, Inc., MTN, 7.580%, 9/15/2025	10,425
305,000	HCA, Inc., MTN, 7.750%, 7/15/2036	305,000

		5,579,574

	Home Construction – 0.6%
3,340,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,206,400
1,455,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,462,275

		4,668,675

	Hybrid ARMs – 0.0%
43,542	FNMA, 2.029%, 2/01/2037(b)	45,662
91,706	FNMA, 3.004%, 9/01/2036(b)	98,281

		143,943

	Independent Energy – 1.8%
1,195,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,426,366
60,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	65,550
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	59,950
3,000,000	EQT Corp., 8.125%, 6/01/2019	3,724,227
2,150,000	Equitable Resources, Inc., 6.500%, 4/01/2018	2,490,678
1,735,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,791,388
3,480,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	3,845,400

		13,403,559

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Industrial Other – 0.2%
$1,150,000	Worthington Industries, Inc., 6.500%, 4/15/2020	$1,256,975

	Life Insurance – 2.1%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,772,160
2,600,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	3,500,250
390,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	456,540
110,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	126,009
355,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	462,824
2,355,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,834,612
2,620,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,888,013
2,885,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,779,286

		15,819,694

	Local Authorities – 2.6%
3,740,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	3,749,866
100,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	85,884
4,635,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	4,129,792
4,495,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	5,163,969
4,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,504,146
203,838	Province of Alberta, 5.930%, 9/16/2016, (CAD)	220,920
1,185,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	1,069,338
670,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	726,249

		19,650,164

	Lodging – 0.2%
1,480,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,687,719

	Media Non-Cable – 0.1%
240,000	News America, Inc., 8.150%, 10/17/2036	328,144

	Media Non-Cable – continued
$580,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	$626,400

		954,544

	Metals & Mining – 0.7%
420,000	ArcelorMittal, 6.750%, 2/25/2022	459,003
2,305,000	ArcelorMittal, 7.250%, 3/01/2041	2,293,475
510,000	ArcelorMittal, 7.500%, 10/15/2039	524,025
2,070,000	United States Steel Corp., 7.500%, 3/15/2022	2,168,325

		5,444,828

	Mortgage Related – 0.0%
2,785	FHLMC, 10.000%, with various maturities in 2018(d)	3,203
7,780	FNMA, 6.000%, 12/01/2018	8,522
15,759	GNMA, 10.000%, with various maturities in 2018(d)	16,116

		27,841

	Non-Captive Consumer – 2.2%
5,535,000	SLM Corp., 5.500%, 1/25/2023	5,493,487
170,000	SLM Corp., MTN, 4.625%, 9/25/2017	176,588
1,820,000	SLM Corp., MTN, 7.250%, 1/25/2022	2,033,850
240,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	253,200
1,295,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	1,197,875
2,385,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,826,225
1,300,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,293,500
3,615,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,633,075

		16,907,800

	Non-Captive Diversified – 3.7%
97,000	Ally Financial, Inc., 8.000%, 12/31/2018	116,036
820,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	917,557
85,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	84,156
16,985,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	14,050,457
790,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	693,639

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Diversified – continued
470,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	$428,204
2,205,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,962,850
655,000	General Electric Capital Corp., Series A, MTN, 0.604%, 5/13/2024(b)	584,656
5,650,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	5,016,989
40,000	International Lease Finance Corp., 3.875%, 4/15/2018	39,900
175,000	International Lease Finance Corp., 5.875%, 4/01/2019	189,027
25,000	International Lease Finance Corp., 5.875%, 8/15/2022	26,946
3,550,000	International Lease Finance Corp., 6.250%, 5/15/2019	3,887,250
275,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	287,031

		28,284,698

	Oil Field Services – 0.2%
1,090,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,361,660

	Paper – 0.3%
1,500,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,971,389
230,000	Mead Corp. (The), 7.550%, 3/01/2047(c)	255,033
190,000	Westvaco Corp., 8.200%, 1/15/2030	236,595

		2,463,017

	Pipelines – 0.8%
210,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	236,772
200,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	259,512
800,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	898,362
965,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	1,027,725
2,000,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,393,952
810,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	944,083

		5,760,406

	Property & Casualty Insurance – 1.0%
1,695,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	1,995,283
115,000	MBIA Insurance Corp., 11.564%, 1/15/2033, 144A(b)(e)	26,450

	Property & Casualty Insurance – continued
$150,000	Progressive Corp., 7.000%, 10/01/2013	$154,930
220,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	247,508
805,000	Willis North America, Inc., 7.000%, 9/29/2019	959,812
2,015,000	XL Group PLC, 6.250%, 5/15/2027	2,449,267
1,595,000	XL Group PLC, 6.375%, 11/15/2024	1,934,363

		7,767,613

	Railroads – 0.0%
190,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	152,000

	Refining – 0.1%
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	836,029

	REITs – Apartments – 0.0%
30,000	ERP Operating LP, 5.125%, 3/15/2016	33,399
115,000	ERP Operating LP, 5.750%, 6/15/2017	134,386

		167,785

	REITs – Office Property – 0.2%
80,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	89,747
1,075,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,300,260

		1,390,007

	REITs – Shopping Centers – 0.4%
1,000,000	Equity One, Inc., 6.000%, 9/15/2017	1,139,507
1,350,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,522,128

		2,661,635

	REITs – Single Tenant – 0.1%
95,000	Realty Income Corp., 5.750%, 1/15/2021	110,694
405,000	Realty Income Corp., 6.750%, 8/15/2019	501,008

		611,702

	REITs – Warehouse/Industrials – 0.2%
55,000	ProLogis LP, 5.625%, 11/15/2015	60,358
240,000	ProLogis LP, 5.625%, 11/15/2016	271,963
265,000	ProLogis LP, 5.750%, 4/01/2016	294,529
785,000	ProLogis LP, 7.375%, 10/30/2019	982,939

		1,609,789

	Restaurants – 0.1%
610,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	638,460

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – 0.0%
$118,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	$88,500

	Sovereigns – 1.4%
5,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,766,918
3,100,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	3,394,779
3,200,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	3,668,835
85,235,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	484,464
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	298,628
64,890,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	406,083

		11,019,707

	Supermarkets – 0.3%
225,000	Delhaize Group S.A., 5.700%, 10/01/2040	219,511
260,000	New Albertson’s, Inc., 7.450%, 8/01/2029	208,325
1,340,000	New Albertson’s, Inc., 8.000%, 5/01/2031	1,085,400
115,000	New Albertson’s, Inc., 8.700%, 5/01/2030	96,600
455,000	SUPERVALU, Inc., 8.000%, 5/01/2016	473,200

		2,083,036

	Supranational – 1.6%
4,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	2,043,004
45,300,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	4,545,150
4,375,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	4,021,573
3,430,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,644,431

		12,254,158

	Technology – 1.3%
810,000	Corning, Inc., 7.000%, 5/15/2024	1,059,651
3,565,000	Corning, Inc., 7.250%, 8/15/2036	4,579,474
3,550,000	Ingram Micro, Inc., 5.250%, 9/01/2017	3,875,325
49,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	54,398
375,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	480,375

		10,049,223

	Tobacco – 0.1%
$735,000	Reynolds American, Inc., 6.750%, 6/15/2017	$884,654

	Transportation Services – 0.3%
100,000	APL Ltd., 8.000%, 1/15/2024(c)	94,000
1,327,895	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	1,367,732
945,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,156,044

		2,617,776

	Treasuries – 32.3%
10,935,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	11,106,800
130,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	134,685
40,000,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	41,360,437
31,580,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	35,245,500
1,000,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	1,071,615
1,390,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	1,902,676
3,420,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	4,579,804
1,590,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	2,188,994
1,750,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	2,424,941
50,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	63,467
50,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	65,569
50,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	68,669
22,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	222,230
23,620,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	4,502,647
21,355,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	3,940,808
35,085,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	6,036,032
410,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	447,597
100,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	118,776
450,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	513,670
37,400,000	U.S. Treasury Note, 0.125%, 12/31/2014	37,335,709
38,360,000	U.S. Treasury Note, 0.250%, 5/31/2014	38,386,967
14,885,000	U.S. Treasury Note, 0.250%, 10/15/2015	14,860,574
13,670,000	U.S. Treasury Note, 0.250%, 12/15/2015	13,641,170

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$26,990,000	U.S. Treasury Note, 0.375%, 11/15/2015	$27,032,158

		247,251,495

	Wireless – 0.3%
14,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,191,606
234,000	Sprint Capital Corp., 6.875%, 11/15/2028	239,265
120,000	Sprint Capital Corp., 6.900%, 5/01/2019	131,700
366,000	Sprint Nextel Corp., 6.000%, 12/01/2016	397,110

		1,959,681

	Wirelines – 2.8%
2,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,050,080
2,870,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,042,200
245,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	242,550
2,265,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,197,050
1,220,000	Embarq Corp., 7.995%, 6/01/2036	1,284,306
300,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	357,747
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	129,467
500,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	564,463
2,875,000	Qwest Corp., 6.875%, 9/15/2033	2,857,698
1,880,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,745,317
500,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	738,565
1,700,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,769,924
2,170,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,737,459
275,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	309,108

		21,025,934

	Total Non-Convertible Bonds
	(Identified Cost $597,502,275)	672,560,356

Convertible Bonds – 3.3%

	Automotive – 0.2%
1,035,000	Ford Motor Co., 4.250%, 11/15/2016	1,658,588

	Independent Energy – 0.4%
1,750,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,676,719
	Independent Energy – continued
$865,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	$866,081

		2,542,800

	Life Insurance – 1.3%
8,995,000	Old Republic International Corp., 3.750%, 3/15/2018	10,035,047

	Metals & Mining – 0.1%
720,000	United States Steel Corp., 2.750%, 4/01/2019	728,100

	Technology – 1.3%
3,505,000	Intel Corp., 2.950%, 12/15/2035	3,719,681
4,700,000	Intel Corp., 3.250%, 8/01/2039	5,657,625
530,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	565,444

		9,942,750

	Total Convertible Bonds
	(Identified Cost $21,663,748)	24,907,285

Municipals – 0.6%

	Illinois – 0.1%
1,105,000	State of Illinois, 5.100%, 6/01/2033	1,088,149

	Michigan – 0.1%
1,030,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	901,415

	Ohio – 0.1%
750,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	672,787

	Virginia – 0.3%
2,815,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	2,092,333

	Total Municipals
	(Identified Cost $5,407,606)	4,754,684

	Total Bonds and Notes
	(Identified Cost $624,573,629)	702,222,325

Senior Loans – 0.4%

	Non-Captive Diversified – 0.4%
2,950,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b) (Identified Cost $2,926,375)	2,970,886

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – 2.8%

	Biotechnology – 0.1%
13,708	Vertex Pharmaceuticals, Inc.(e)	$753,666

	Chemicals – 0.5%
31,080	PPG Industries, Inc.	4,162,855

	Electronic Equipment, Instruments & Components – 1.7%
950,000	Corning, Inc.	12,663,500

	Oil, Gas & Consumable Fuels – 0.5%
85,496	Repsol YPF S.A., Sponsored ADR	1,743,264
34,819	Royal Dutch Shell PLC, ADR	2,268,806

		4,012,070

	Total Common Stocks
	(Identified Cost $19,174,986)	21,592,091

Preferred Stocks – 0.8%

Non-Convertible Preferred Stocks – 0.5%

	Electric – 0.1%
263	Connecticut Light & Power Co., 2.200%	12,295
100	San Diego Gas & Electric Co., 4.500%	2,020
3,160	Union Electric Co., 4.500%	302,096

		316,411

	Government Sponsored – 0.4%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,131,250

	Non-Captive Diversified – 0.0%
161	Ally Financial, Inc., Series G, 7.000%, 144A	159,219

	Total Non-Convertible Preferred Stocks
	(Identified Cost $3,216,271)	3,606,880

Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
940	Bank of America Corp., Series L, 7.250%	1,145,070

	Metals & Mining – 0.1%
21,380	ArcelorMittal, 6.000%	447,911

	Pipelines – 0.1%
20,775	El Paso Energy Capital Trust I, 4.750%	1,220,116

	Total Convertible Preferred Stocks
	(Identified Cost $2,267,260)	2,813,097

	Total Preferred Stocks
	(Identified Cost $5,483,531)	6,419,977

Short-Term Investments – 3.0%
$35,646	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $35,646 on 4/01/2013 collateralized by $40,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $40,027 including accrued interest (Note 2 of Notes to Financial Statements)	$35,646
23,284,069	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $23,284,069 on 4/01/2013 collateralized by $23,755,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $23,750,088 including accrued interest (Note 2 of Notes to Financial Statements)	23,284,069

	Total Short-Term Investments
	(Identified Cost $23,319,715)	23,319,715

	Total Investments – 98.8%
	(Identified Cost $675,478,236)(a)	756,524,994
	Other assets less liabilities—1.2%	8,828,192

	Net Assets – 100.0%	$765,353,186

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $678,140,193 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$81,661,677
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,276,876)

	Net unrealized appreciation	$78,384,801

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	Illiquid security. At March 31, 2013, the value of these securities amounted to $5,059,996 or 0.7% of net assets.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $93,053,901 or 12.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	32.3%
Banking	13.1
Non-Captive Diversified	4.1
Life Insurance	3.4
Commercial Mortgage-Backed Securities	3.3
Wirelines	2.8
Technology	2.6
Local Authorities	2.6
Airlines	2.5
Electric	2.5
Non-Captive Consumer	2.2
Independent Energy	2.2
Other Investments, less than 2% each	22.2
Short-Term Investments	3.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	69.9%
Canadian Dollar	13.3
New Zealand Dollar	4.8
Euro	2.7
Australian Dollar	2.6
Other, less than 2% each	5.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  58

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	Fixed Income Fund	Global Bond Fund		Inflation Protected Securities Fund
ASSETS
Investments at cost	$1,045,484,443	$2,734,677,669		$23,728,464
Net unrealized appreciation	146,362,654	55,553,350		571,472

Investments at value	1,191,847,097	2,790,231,019		24,299,936
Cash	308,422	—		—
Foreign currency at value (identified cost $336,623, $42,737,633 and $0)	344,375	42,139,123		—
Receivable for Fund shares sold	—	6,935,831		139
Receivable from investment adviser (Note 6)	—	—		7,236
Receivable for securities sold	18,524	—		167,711
Receivable for delayed delivery securities sold (Note 2)	—	213,077,598		—
Collateral received for open forward foreign currency contracts and swaptions (Notes 2 and 4)	—	2,980,733		380,000
Dividends and interest receivable	15,324,553	22,920,423		28,620
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	3,633,192		—
Tax reclaims receivable	32,595	221,942		—
Receivable for variation margin on futures contracts (Note 2)	—	105,426		305

TOTAL ASSETS	1,207,875,566	3,082,245,287		24,883,947

LIABILITIES
Swaptions written, at value (premiums received $0, $0 and $577,561) (Note 2)	—	—		653,396
Payable for securities purchased	2,000,000	11,705,247		168,302
Payable for delayed delivery securities purchased (Note 2)	—	466,762,754		—
Payable for Fund shares redeemed	11,264,952	2,116,243		247,181
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	3,220,013		—
Foreign taxes payable (Note 2)	147,721	—		—
Due to brokers (Note 2)	—	2,980,733		380,000
Management fees payable (Note 6)	508,082	950,733		—
Deferred Trustees’ fees (Note 6)	125,522	213,743		66,424
Administrative fees payable (Note 6)	44,905	97,676		927
Payable for closed swap agreements	—	—		8,553
Payable to distributor (Note 6d)	—	41,213		107
Other accounts payable and accrued expenses	34,457	363,150		31,229

TOTAL LIABILITIES	14,125,639	488,451,505		1,556,119

NET ASSETS	$1,193,749,927	$2,593,793,782		$23,327,828

NET ASSETS CONSIST OF:
Paid-in capital	$1,030,909,177	$2,522,918,663		$22,952,145
Undistributed (Distributions in excess of) net investment income	8,905,272	(8,157,269)		(310,901)
Accumulated net realized gain on investments, futures contracts, swaptions written, swap agreements and foreign currency transactions	7,757,520	24,055,156		191,304
Net unrealized appreciation on investments, futures contracts, swaptions written and foreign currency translations	146,177,958	54,977,232		495,280

NET ASSETS	$1,193,749,927	$2,593,793,782		$23,327,828

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,193,749,927	$1,658,888,138		$21,489,311

Shares of beneficial interest	80,752,667	97,535,354		1,882,131

Net asset value, offering and redemption price per share	$14.78	$17.01		$11.42

Retail Class:
Net assets	$—	$934,904,650		$1,838,517

Shares of beneficial interest	—	55,504,391		161,644

Net asset value, offering and redemption price per share	$—	$16.84		$11.37

Class N:
Net assets	$—	$994		$—

Shares of beneficial interest	—	58		—

Net asset value, offering and redemption price per share	$—	$17.01	*	$—

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

59  |

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$564,195,427	$83,611,596	$675,478,236
Net unrealized appreciation	86,022,199	2,341,196	81,046,758

Investments at value	650,217,626	85,952,792	756,524,994
Cash	223,921	21,701	150,881
Foreign currency at value (identified cost $89,295, $0 and $185,373)	90,826	—	188,336
Receivable for Fund shares sold	12,299	141,826	450,000
Receivable for securities sold	—	249,265	6,048
Dividends and interest receivable	9,236,405	487,598	8,436,383
Tax reclaims receivable	15,416	—	16,170

TOTAL ASSETS	659,796,493	86,853,182	765,772,812

LIABILITIES
Payable for securities purchased	4,734,950	1,257,411	—
Payable for Fund shares redeemed	3,320	66,069	—
Foreign taxes payable (Note 2)	136,251	—	—
Management fees payable (Note 6)	331,726	11,432	260,042
Deferred Trustees’ fees (Note 6)	87,215	69,522	94,783
Administrative fees payable (Note 6)	24,432	3,187	28,729
Payable to distributor (Note 6d)	67	49	—
Other accounts payable and accrued expenses	40,407	35,427	36,072

TOTAL LIABILITIES	5,358,368	1,443,097	419,626

NET ASSETS	$654,438,125	$85,410,085	$765,353,186

NET ASSETS CONSIST OF:
Paid-in capital	$551,802,551	$83,439,161	$683,017,489
Undistributed (Distributions in excess of) net investment income	3,302,946	(276,636)	(1,963,235)
Accumulated net realized gain (loss) on investments and foreign currency transactions	13,460,595	(93,636)	3,278,547
Net unrealized appreciation on investments and foreign currency translations	85,872,033	2,341,196	81,020,385

NET ASSETS	$654,438,125	$85,410,085	$765,353,186

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$654,438,125	$77,583,397	$765,353,186

Shares of beneficial interest	83,216,704	7,331,255	57,933,322

Net asset value, offering and redemption price per share	$7.86	$10.58	$13.21

Retail Class:
Net assets	$—	$7,826,688	$—

Shares of beneficial interest	—	739,300	—

Net asset value, offering and redemption price per share	$—	$10.59	$—

See accompanying notes to financial statements.

|  60

Statements of Operations

For the six months ended March 31, 2013 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$28,397,556	$36,064,418	$45,560
Dividends	1,864,602	198,632	4,878
Less net foreign taxes withheld	(54,420)	—	—

	30,207,738	36,263,050	50,438

Expenses
Management fees (Note 6)	2,925,743	7,027,491	34,581
Distribution fees (Note 6)	—	1,218,273	6,080
Administrative fees (Note 6)	259,306	584,363	6,130
Trustees’ fees and expenses (Note 6)	21,697	37,386	10,082
Transfer agent fees and expenses (Notes 6 and 7)	3,118	1,714,565	8,805
Audit and tax services fees	23,146	24,585	20,982
Custodian fees and expenses	39,926	143,124	9,517
Legal fees	8,114	18,647	202
Registration fees	23,168	51,445	26,398
Shareholder reporting expenses	1,870	394,030	1,792
Miscellaneous expenses	15,459	32,429	3,263

Total expenses	3,321,547	11,246,338	127,832
Less waiver and/or expense reimbursement (Note 6)	—	(229,127)	(66,345)

Net expenses	3,321,547	11,017,211	61,487

Net investment income (loss)	26,886,191	25,245,839	(11,049)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAPTIONS WRITTEN, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	11,491,422	46,704,057	194,735
Futures contracts	—	(331,874)	1,730
Swaptions written	—	—	86,575
Swap agreements	—	—	(8,553)
Foreign currency transactions	11,235	7,323,099	—
Net change in unrealized appreciation (depreciation) on:
Investments	23,422,109	(99,418,232)	(253,072)
Futures contracts	—	264,572	383
Swaptions written	—	—	(7,103)
Foreign currency translations	(82,029)	(1,081,063)	—

Net realized and unrealized gain (loss) on investments, futures contracts, swaptions written, swap agreements and foreign currency transactions	34,842,737	(46,539,441)	14,695

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,728,928	$(21,293,602)	$3,646

See accompanying notes to financial statements.

61  |

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$19,468,391	$917,305	$14,718,271
Dividends	1,433,763	—	547,851
Less net foreign taxes withheld	(38,735)	—	(18,225)

	20,863,419	917,305	15,247,897

Expenses
Management fees (Note 6)	1,930,931	100,861	1,488,230
Distribution fees (Note 6)	—	6,739	—
Administrative fees (Note 6)	142,613	17,878	164,876
Trustees’ fees and expenses (Note 6)	16,083	10,605	16,870
Transfer agent fees and expenses (Notes 6 and 7)	6,000	4,495	1,626
Audit and tax services fees	22,278	20,880	21,508
Custodian fees and expenses	36,722	10,793	24,798
Legal fees	4,541	536	4,956
Registration fees	23,582	27,304	33,268
Shareholder reporting expenses	3,141	1,390	1,276
Miscellaneous expenses	10,235	3,675	10,190

Total expenses	2,196,126	205,156	1,767,598
Less waiver and/or expense reimbursement (Note 6)	—	(37,039)	—

Net expenses	2,196,126	168,117	1,767,598

Net investment income	18,667,293	749,188	13,480,299

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	15,230,468	340,347	7,626,743
Foreign currency transactions	(17,488)	—	14,279
Net change in unrealized appreciation (depreciation) on:
Investments	21,092,518	(372,741)	2,385,451
Foreign currency translations	(12,675)	—	(64,651)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	36,292,823	(32,394)	9,961,822

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,960,116	$716,794	$23,442,121

See accompanying notes to financial statements.

|  62

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$26,886,191	$51,289,022	$25,245,839	$59,290,426
Net realized gain on investments, futures contracts and foreign currency transactions	11,502,657	8,685,455	53,695,282	34,417,067
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	23,340,080	84,579,062	(100,234,723)	116,785,503

Net increase (decrease) in net assets resulting from operations	61,728,928	144,553,539	(21,293,602)	210,492,996

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(57,791,763)	(55,065,901)	(21,965,195)	(49,854,363)
Retail Class	—	—	(11,809,833)	(35,526,511)
Class N	—	—	(4)	—
Net realized capital gains
Institutional Class	(6,003,633)	(3,493,626)	—	—

Total distributions	(63,795,396)	(58,559,527)	(33,775,032)	(85,380,874)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	60,881,338	167,671,586	23,932,694	167,583,958

Net increase (decrease) in net assets	58,814,870	253,665,598	(31,135,940)	292,696,080
NET ASSETS
Beginning of the period	1,134,935,057	881,269,459	2,624,929,722	2,332,233,642

End of the period	$1,193,749,927	$1,134,935,057	$2,593,793,782	$2,624,929,722

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$8,905,272	$39,810,844	$(8,157,269)	$371,924

See accompanying notes to financial statements.

63  |

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income (loss)	$(11,049)	$251,268	$18,667,293	$36,222,659
Net realized gain on investments, futures contracts, swaptions written, swap agreements and foreign currency transactions	274,487	3,030,601	15,212,980	2,169,254
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaptions written and foreign currency translations	(259,792)	(965,281)	21,079,843	56,776,460

Net increase in net assets resulting from operations	3,646	2,316,588	54,960,116	95,168,373

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(174,376)	(601,119)	(41,311,469)	(30,835,111)
Retail Class	(46,843)	(66,586)	—	—
Net realized capital gains
Institutional Class	(1,338,406)	(354,085)	(2,773,243)	(11,637,175)
Retail Class	(382,894)	(23,631)	—	—

Total distributions	(1,942,519)	(1,045,421)	(44,084,712)	(42,472,286)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,672,663)	(10,134,563)	(9,204,142)	170,449,624

Net increase (decrease) in net assets	(3,611,536)	(8,863,396)	1,671,262	223,145,711
NET ASSETS
Beginning of the period	26,939,364	35,802,760	652,766,863	429,621,152

End of the period	$23,327,828	$26,939,364	$654,438,125	$652,766,863

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(310,901)	$(78,633)	$3,302,946	$25,947,122

See accompanying notes to financial statements.

|  64

Statements of Changes in Net Assets – continued

	Intermediate Duration Bond Fund		Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$749,188	$1,529,660	$13,480,299	$25,284,037
Net realized gain on investments and foreign currency transactions	340,347	1,598,231	7,641,022	6,878,560
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(372,741)	1,207,609	2,320,800	37,918,157

Net increase in net assets resulting from operations	716,794	4,335,500	23,442,121	70,080,754

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(975,474)	(1,853,230)	(15,884,176)	(28,645,949)
Retail Class	(58,440)	(92,881)	—	—
Net realized capital gains
Institutional Class	(1,149,730)	(442,765)	(7,340,667)	(6,747,521)
Retail Class	(51,657)	(48,501)	—	—

Total distributions	(2,235,301)	(2,437,377)	(23,224,843)	(35,393,470)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	8,256,975	16,598,518	74,443,372	203,695,535

Net increase in net assets	6,738,468	18,496,641	74,660,650	238,382,819
NET ASSETS
Beginning of the period	78,671,617	60,174,976	690,692,536	452,309,717

End of the period	$85,410,085	$78,671,617	$765,353,186	$690,692,536

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(276,636)	$8,090	$(1,963,235)	$440,642

See accompanying notes to financial statements.

65  |

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|  66

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
FIXED INCOME FUND

Institutional Class
3/31/2013(f)	$14.83	$0.34	$0.43	$0.77	$(0.74)	$(0.08)	$(0.82)
9/30/2012	13.69	0.72	1.31	2.03	(0.84)	(0.05)	(0.89)
9/30/2011	14.12	0.73	(0.32)	0.41	(0.84)	—	(0.84)
9/30/2010	12.94	0.77	1.14	1.91	(0.73)	—	(0.73)
9/30/2009	12.15	0.78	1.15	1.93	(0.89)	(0.25)	(1.14)
9/30/2008	14.49	0.88	(2.14)	(1.26)	(1.06)	(0.02)	(1.08)

GLOBAL BOND FUND

Institutional Class
3/31/2013(f)	$17.36	$0.17	$(0.29)	$(0.12)	$(0.23)	$—	$(0.23)
9/30/2012	16.52	0.44	1.05	1.49	(0.65)	—	(0.65)
9/30/2011	16.99	0.53	(0.28)	0.25	(0.72)	—	(0.72)
9/30/2010	16.09	0.55	0.92	1.47	(0.57)	—	(0.57)
9/30/2009	14.42	0.67	1.89	2.56	(0.89)	—	(0.89)
9/30/2008	15.83	0.70	(1.30)	(0.60)	(0.81)	—	(0.81)

Retail Class
3/31/2013(f)	17.20	0.15	(0.30)	(0.15)	(0.21)	—	(0.21)
9/30/2012	16.37	0.40	1.04	1.44	(0.61)	—	(0.61)
9/30/2011	16.84	0.48	(0.28)	0.20	(0.67)	—	(0.67)
9/30/2010	15.96	0.49	0.91	1.40	(0.52)	—	(0.52)
9/30/2009	14.31	0.62	1.88	2.50	(0.85)	—	(0.85)
9/30/2008	15.71	0.64	(1.29)	(0.65)	(0.75)	—	(0.75)

Class N
3/31/2013*	17.18	0.07	(0.17)	(0.10)	(0.07)	—	(0.07)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2013 (Unaudited).
(g)	Effective June 2, 2008, redemption fees were eliminated.
(h)	Includes fee/expense recovery of 0.01%.
(i)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

67  |

					Ratios to Average Net Assets:
Redemption fees(b)		Net asset value, end of the period	Total return (%)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)		Gross expenses (%)(e)		Net investment income (%)(e)	Portfolio turnover rate (%)

$—		$14.78	5.35	$1,193,750	0.57		0.57		4.59	9
—		14.83	15.79	1,134,935	0.57		0.57		5.10	17
—		13.69	3.01	881,269	0.58		0.58		5.14	26
—		14.12	15.38	806,138	0.58		0.58		5.83	22
—		12.94	19.55	761,955	0.58		0.58		7.11	29
—		12.15	(9.42)	624,486	0.58		0.58		6.43	30

$—		$17.01	(0.71)	$1,658,888	0.75		0.78		2.00	98
—		17.36	9.45	1,629,719	0.72		0.72		2.64	102
—		16.52	1.23	1,353,993	0.67		0.67		3.15	84
—		16.99	9.46	1,285,095	0.66		0.66		3.41	100
—		16.09	19.19	1,032,465	0.68		0.68		4.76	75
0.00	(g)	14.42	(4.14)	1,157,175	0.64		0.64		4.36	60

—		16.84	(0.90)	934,905	0.98		0.98		1.77	98
—		17.20	9.20	995,211	0.97		0.97		2.43	102
—		16.37	0.94	978,241	0.97		0.97		2.84	84
—		16.84	9.05	1,026,809	1.00	(h)	1.00	(h)	3.08	100
—		15.96	18.81	918,742	1.00		1.02		4.46	75
0.00	(g)	14.31	(4.45)	1,073,466	1.00	(i)	1.00	(i)	4.02	60

—		17.01	(0.57)	1	0.70		2.90		2.48	98

See accompanying notes to financial statements.

|  68

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains(b)	Total distributions
INFLATION PROTECTED SECURITIES FUND

Institutional Class
3/31/2013(f)	$12.18	$0.01	(g)	$0.03	$0.04	$(0.09)	$(0.71)	$(0.80)
9/30/2012	11.58	0.11	(g)	0.92	1.03	(0.28)	(0.15)	(0.43)
9/30/2011	11.10	0.46		0.55	1.01	(0.53)	—	(0.53)
9/30/2010	10.46	0.31		0.67	0.98	(0.34)	—	(0.34)
9/30/2009	9.86	0.09	(h)	0.61	0.70	(0.10)	—	(0.10)
9/30/2008	10.31	0.73		(0.43)	0.30	(0.75)	—	(0.75)

Retail Class
3/31/2013(f)	12.15	(0.05	)(g)	0.06	0.01	(0.08)	(0.71)	(0.79)
9/30/2012	11.56	0.04	(g)	0.96	1.00	(0.26)	(0.15)	(0.41)
9/30/2011	11.09	0.35		0.63	0.98	(0.51)	—	(0.51)
9/30/2010*	10.71	0.04		0.44	0.48	(0.10)	—	(0.10)

INSTITUTIONAL HIGH INCOME FUND

Institutional Class
3/31/2013(f)	$7.74	$0.22		$0.44	$0.66	$(0.51)	$(0.03)	$(0.54)
9/30/2012	7.15	0.46		0.75	1.21	(0.45)	(0.17)	(0.62)
9/30/2011	8.08	0.50		(0.51)	(0.01)	(0.59)	(0.33)	(0.92)
9/30/2010	7.40	0.54		0.66	1.20	(0.52)	(0.00)	(0.52)
9/30/2009	6.87	0.57		0.54	1.11	(0.49)	(0.09)	(0.58)
9/30/2008	8.45	0.60		(1.52)	(0.92)	(0.51)	(0.15)	(0.66)

*	From commencement of Class operations on May 28, 2010 through September 30, 2010.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2013 (Unaudited).
(g)	Net investment income is low relative to past years due to lower inflation and a low interest rate/yield environment.
(h)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of $0.14 per share and 1.44% of average net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

69  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)	Gross expenses (%)(e)	Net investment income (loss) (%)(e)		Portfolio turnover rate (%)

$11.42	0.27	$21,489	0.40	0.87	0.10	(g)	39
12.18	9.01	23,771	0.40	0.85	0.95	(g)	166
11.58	9.36	33,880	0.40	1.08	4.04		20
11.10	9.58	13,240	0.40	1.22	2.88		39
10.46	7.21	13,976	0.40	1.11	0.88	(h)	12
9.86	2.64	16,033	0.40	0.95	6.85		22

11.37	0.14	1,839	0.65	1.20	(0.92	)(g)	39
12.15	8.71	3,169	0.65	1.23	0.35	(g)	166
11.56	9.14	1,923	0.65	1.31	3.09		20
11.09	4.47	75	0.65	2.36	1.12		39

$7.86	8.90	$654,438	0.68	0.68	5.80		12
7.74	18.37	652,767	0.68	0.68	6.30		21
7.15	(0.43)	429,621	0.69	0.69	6.37		25
8.08	17.06	383,693	0.71	0.71	7.08		21
7.40	20.82	458,516	0.72	0.72	9.54		37
6.87	(11.70)	214,201	0.72	0.72	7.70		35

See accompanying notes to financial statements.

|  70

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
INTERMEDIATE DURATION BOND FUND

Institutional Class
3/31/2013(e)	$10.80	$0.10	$(0.01)	$0.09	$(0.14)	$(0.17)	$(0.31)
9/30/2012	10.54	0.22	0.40	0.62	(0.28)	(0.08)	(0.36)
9/30/2011	10.57	0.30	0.04	0.34	(0.37)	—	(0.37)
9/30/2010	9.95	0.38	0.66	1.04	(0.42)	—	(0.42)
9/30/2009	8.95	0.48	0.98	1.46	(0.46)	—	(0.46)
9/30/2008	9.47	0.47	(0.50)	(0.03)	(0.49)	—	(0.49)

Retail Class
3/31/2013(e)	10.80	0.09	(0.01)	0.08	(0.12)	(0.17)	(0.29)
9/30/2012	10.55	0.20	0.39	0.59	(0.26)	(0.08)	(0.34)
9/30/2011	10.58	0.27	0.04	0.31	(0.34)	—	(0.34)
9/30/2010*	10.21	0.09	0.41	0.50	(0.13)	—	(0.13)

INVESTMENT GRADE FIXED INCOME FUND

Institutional Class
3/31/2013(e)	$13.21	$0.24	$0.18	$0.42	$(0.29)	$(0.13)	$(0.42)
9/30/2012	12.52	0.56	0.97	1.53	(0.66)	(0.18)	(0.84)
9/30/2011	13.44	0.65	(0.17)	0.48	(0.76)	(0.64)	(1.40)
9/30/2010	12.39	0.68	1.07	1.75	(0.70)	—	(0.70)
9/30/2009	11.36	0.67	1.31	1.98	(0.81)	(0.14)	(0.95)
9/30/2008	12.96	0.76	(1.47)	(0.71)	(0.89)	—	(0.89)

*	From commencement of Class operations on May 28, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2013 (Unaudited).

See accompanying notes to financial statements.

71  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(b)	Net assets, end of the period (000’s)	Net expenses (%)(c)(d)	Gross expenses (%)(d)	Net investment income (%)(d)	Portfolio turnover rate (%)

$10.58	0.82	$77,583	0.40	0.49	1.87	47
10.80	6.06	75,588	0.40	0.51	2.12	82
10.54	3.26	58,471	0.40	0.57	2.83	83
10.57	10.67	36,959	0.40	0.73	3.75	43
9.95	16.99	28,027	0.40	0.68	5.24	52
8.95	(0.46)	32,748	0.40	0.59	5.00	65

10.59	0.78	7,827	0.65	0.81	1.61	47
10.80	5.69	3,084	0.65	0.84	1.91	82
10.55	3.00	1,704	0.65	0.94	2.60	83
10.58	4.89	82	0.65	1.61	2.66	43

$13.21	3.21	$765,353	0.48	0.48	3.62	14
13.21	12.78	690,693	0.48	0.48	4.44	19
12.52	3.82	452,310	0.49	0.49	5.03	17
13.44	14.59	473,199	0.48	0.48	5.29	24
12.39	19.35	525,504	0.49	0.49	6.10	22
11.36	(6.00)	277,863	0.50	0.50	5.98	32

See accompanying notes to financial statements.

|  72

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund also offer Retail Class shares. Effective February 1, 2013, Global Bond Fund began offering Class N shares.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Credit default and interest rate swap agreements and options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

73  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Certain Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund’s are reduced; however, in the event that

|  74

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Operations as realized gain or loss when received or paid. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

h.  Due to Brokers. Transactions and positions in certain futures, forward foreign currency contracts and interest rate swaptions are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. Due to brokers’ balances in the Statements of Assets and Liabilities for Global Bond Fund and Inflation Protected Securities Fund represent cash and securities received as collateral for forward foreign currency contracts or interest rate swaptions. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

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i.  Federal and Foreign Income Taxes. The Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency transactions, defaulted bond adjustments, paydown gains and losses, premium amortization, preferred securities adjustment, adjustments to inflation-protected securities redemption in-kind adjustments, contingent payment debt instruments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark to market, defaulted bond interest, preferred securities adjustment, non-REIT return of capital outstanding, REIT basis adjustments, adjustments to inflation-protected securities and contingent payment debt instruments. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$55,065,901	$3,493,626	$58,559,527
Global Bond Fund	85,380,874	—	85,380,874
Inflation Protected Securities Fund	667,705	377,716	1,045,421
Institutional High Income Fund	31,678,976	10,793,310	42,472,286
Intermediate Duration Bond Fund	2,037,713	399,664	2,437,377
Investment Grade Fixed Income Fund	28,948,628	6,444,842	35,393,470

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

As of September 30, 2012, the capital loss carryforwards were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
Capital loss carryforward: Short-term:
Expires September 30, 2018	$—	$(17,796,221)	$—

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward: Short-term:
Expires September 30, 2018	$—	$—	$—

k.  Repurchase Agreements. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

l.  Delayed Delivery Commitments. The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. When the Funds enter into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to the Funds until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

m.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2013, none of the Funds had loaned securities under this agreement.

n.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o. New Accounting Pronouncement. In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU creates new disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

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March 31, 2013 (Unaudited)

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Fair Valued Securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$552,415	$13,671,441	(b)	$14,223,856
Electric	—	41,596,294	4,266,085	(b)	45,862,379
Non-Captive Consumer	772,451	31,847,968	—		32,620,419
Transportation Services	—	2,350,000	1,265,671	(b)	3,615,671
All Other Non-Convertible Bonds(a)	—	833,438,162	—		833,438,162

Total Non-Convertible Bonds	772,451	909,784,839	19,203,197		929,760,487

Convertible Bonds
Wirelines	—	5,863,093	21,246	(c)	5,884,339
All Other Convertible Bonds(a)	—	77,392,172	—		77,392,172

Total Convertible Bonds	—	83,255,265	21,246		83,276,511

Municipals(a)	—	7,789,713	—		7,789,713
Total Bonds and Notes	772,451	1,000,829,817	19,224,443		1,020,826,711

Senior Loans(a)	—	1,554,122	—		1,554,122
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	813,625	565,577	—		1,379,202
All Other Convertible Preferred Stocks(a)	29,142,011	—	—		29,142,011

Total Convertible Preferred Stocks	29,955,636	565,577	—		30,521,213

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Fixed Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks – continued
Non-Convertible Preferred Stocks
Electric	$446,452	$287,882	$—	$734,334
Government Sponsored	—	3,131,250	—	3,131,250
Non-Captive Diversified	—	2,542,558	—	2,542,558
All Other Non-Convertible Preferred Stocks(a)	1,913,598	—	—	1,913,598

Total Non-Convertible Preferred Stocks	2,360,050	5,961,690	—	8,321,740

Total Preferred Stocks	32,315,686	6,527,267	—	38,842,953

Common Stocks(a)	65,608,773	—	—	65,608,773
Short-Term Investments	—	65,014,538	—	65,014,538

Total	$98,696,910	$1,073,925,744	$19,224,443	$1,191,847,097

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s investment adviser.

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$45,690,610	$11,494,200	(b)	$57,184,810
Canada	—	178,255,009	7,878,808	(b)	186,133,817
Korea	—	40,115,141	10,047,611	(b)	50,162,752
Turkey	—	30,936,090	2,394,000	(b)	33,330,090
United States	—	645,284,379	49,202,931	(b)	694,487,310
All Other Non-Convertible Bonds(a)	—	1,459,736,660	—		1,459,736,660

Total Non-Convertible Bonds	—	2,400,017,889	81,017,550		2,481,035,439

Convertible Bonds(a)	—	21,847,140	—		21,847,140

Total Bonds and Notes	—	2,421,865,029	81,017,550		2,502,882,579

Preferred Stocks(a)	10,863,974	—	—		10,863,974
Short-Term Investments	—	276,484,466	—		276,484,466

Total Investments	10,863,974	2,698,349,495	81,017,550		2,790,231,019

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,633,192	—		3,633,192
Futures Contracts (unrealized appreciation)	93,080	—	—		93,080

Total	$10,957,054	$2,701,982,687	$81,017,550		$2,793,957,291

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,220,013)	$—	$(3,220,013)
Futures Contracts (unrealized depreciation)	(279,221)	—	—	(279,221)

Total	$(279,221)	$(3,220,013)	$—	$(3,499,234)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$22,147,940	$—	$22,147,940
Preferred Stocks(a)	125,685	—	—	125,685
Purchased Swaptions(a)	—	1,196,926	—	1,196,926
Short-Term Investments	—	829,385	—	829,385

Total	$125,685	$24,174,251	$—	$24,299,936

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions(a)	$—	$(653,396)	$—	$(653,396)
Futures Contracts (unrealized depreciation)	(357)	—	—	(357)

Total	$(357)	$(653,396)	$—	$(653,753)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$6,011,990	$12,195,321	(c)	$18,207,311
Transportation Services	—	3,888,025	1,637,380	(c)	5,525,405
All Other Non-Convertible Bonds(a)	—	403,261,848	—		403,261,848

Total Non-Convertible Bonds	—	413,161,863	13,832,701		426,994,564

Convertible Bonds
Wirelines	—	4,480,993	24,543	(d)	4,505,536
All Other Convertible Bonds(a)	—	85,685,189	—		85,685,189

Total Convertible Bonds	—	90,166,182	24,543		90,190,725

Municipals(a)	—	667,602	—		667,602

Total Bonds and Notes	—	503,995,647	13,857,244		517,852,891

Senior Loans(a)	—	13,427,008	—		13,427,008
Common Stocks(a)	68,200,359	—	—		68,200,359
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	392,620	317,016	—		709,636
All Other Convertible Preferred Stocks(a)	15,540,454	—	—		15,540,454

Total Convertible Preferred Stocks	15,933,074	317,016	—		16,250,090

Non-Convertible Preferred Stocks
Non-Captive Diversified	188,084	4,107,057	—		4,295,141
All Other Non-Convertible Preferred Stocks(a)	3,641,479	—	—		3,641,479

Total Non-Convertible Preferred Stocks	3,829,563	4,107,057	—		7,936,620

Total Preferred Stocks	19,762,637	4,424,073	—		24,186,710

Warrants(b)	—	—	—		—
Short-Term Investments	—	26,550,658	—		26,550,658

Total	$87,962,996	$548,397,386	$13,857,244		$650,217,626

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued at zero using Level 2 inputs.

(c) Valued using broker-dealer bid prices.

(d) Fair valued by the Fund’s investment adviser.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$3,704,665	$190,304	(b)	$3,894,969
ABS Student Loan	—	1,214,218	659,964	(b)	1,874,182
Airlines	—	—	172,736	(b)	172,736
Collateralized Mortgage Obligations	—	7,074,739	1,318,051	(b)	8,392,790
Mortgage Related	—	3,201,084	2,381,284	(b)	5,582,368
All Other Non-Convertible Bonds(a)	—	64,080,111	—		64,080,111

Total Bonds and Notes	—	79,274,817	4,722,339		83,997,156

Short-Term Investments	—	1,955,636	—		1,955,636

Total	$—	$81,230,453	$4,722,339		$85,952,792

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$6,113,200	$1,863,784	(b)	$7,976,984
Airlines	—	328,340	19,138,099	(b)	19,466,439
Electric	—	17,011,681	1,554,038	(b)	18,565,719
Transportation Services	—	1,250,044	1,367,732	(b)	2,617,776
All Other Non-Convertible Bonds(a)	—	623,933,438	—		623,933,438

Total Non-Convertible Bonds	—	648,636,703	23,923,653		672,560,356

Convertible Bonds(a)	—	24,907,285	—		24,907,285
Municipals(a)	—	4,754,684	—		4,754,684

Total Bonds and Notes	—	678,298,672	23,923,653		702,222,325

Senior Loans(a)	—	2,970,886	—		2,970,886
Common Stocks(a)	21,592,091	—	—		21,592,091
Preferred Stocks
Convertible Preferred Stocks(a)	2,813,097	—	—		2,813,097
Non-Convertible Preferred Stocks
Electric	316,411	—	—		316,411
Government Sponsored	—	3,131,250	—		3,131,250
Non-Captive Diversified	—	159,219	—		159,219

Total Non-Convertible Preferred Stocks	316,411	3,290,469	—		3,606,880

Total Preferred Stocks	3,129,508	3,290,469	—		6,419,977

Short-Term Investments	—	23,319,715	—		23,319,715

Total	$24,721,599	$707,879,742	$23,923,653		$756,524,994

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

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March 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$3,092	$461,170	$5,824,999
Banking	12,059,081	—	—	—	—
Electric	791,000	—	—	409,410	—
Transportation Services	2,131,250	—	47,545	9,739	—

Convertible Bonds
Wirelines	—	—	(9)	(10,227)	62,963

Total	$14,981,331	$—	$50,628	$870,092	$5,887,962

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$(193,804)	$7,575,984	$—	$13,671,441	$461,170
Banking	—	—	(12,059,081)	—	—
Electric	(1,120,000)	4,185,675	—	4,266,085	80,410
Transportation Services	(165,922)	1,374,309	(2,131,250)	1,265,671	9,739

Convertible Bonds
Wirelines	(31,481)	—	—	21,246	(10,227)

Total	$(1,511,207)	$13,135,968	$(14,190,331)	$19,224,443	$541,092

Debt securities valued at $13,135,968 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $14,190,331 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Australia	$28,397,706	$191,162	$5,080,241	$(5,824,558)	$—
Canada	4,873,164	—	—	(93,478)	3,099,122
Korea	—	—	13,848	75,697	—
Turkey	—	—	—	17,256	2,376,744
United States	5,002,750	10,610	19,426	740,654	25,743,138

Total	$38,273,620	$201,772	$5,113,515	$(5,084,429)	$31,219,004

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Australia	$(27,763,251)	$11,412,900	$—	$11,494,200	$81,300
Canada	—	—	—	7,878,808	(93,478)
Korea	(3,144,445)	13,102,511	—	10,047,611	75,697
Turkey	—	—	—	2,394,000	17,256
United States	(2,182,269)	24,871,372	(5,002,750)	49,202,931	740,654

Total	$(33,089,965)	$49,386,783	$(5,002,750)	$81,017,550	$821,429

Debt securities valued at $49,386,783 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt security valued at $5,002,750 was transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$1,055	$5,341	$527,016	$—
Banking	3,846,651	—	—	—	—
Transportation Services	2,800,463	—	25,451	63,751	—

Convertible Bonds
Wirelines	—	—	(1)	(11,814)	72,717

Total	$6,647,114	$1,055	$30,791	$578,953	$72,717

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$(606,853)	$12,268,762	$—	$12,195,321	$527,016
Banking	—	—	(3,846,651)	—	—
Transportation Services	(101,691)	1,649,869	(2,800,463)	1,637,380	63,751

Convertible Bonds
Wirelines	(36,359)	—	—	24,543	(11,814)

Total	$(744,903)	$13,918,631	$(6,647,114)	$13,857,244	$578,953

Debt securities valued at $13,918,631 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $6,647,114 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$—	$—	$—	$314	$189,990
ABS Student Loan	—	—	—	3,283	—
Airlines	—	—	(463)	822	—
Collateralized Mortgage Obligations	—	—	(16)	(928)	—
Commercial Mortgage-Backed Securities	573,987	—	—	—	—
Mortgage Related	—	—	—	8,303	2,372,981

Total	$573,987	$—	$(479)	$11,794	$2,562,971

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
ABS Car Loan	$—	$—	$—	$190,304	$314
ABS Student Loan	(343,132)	999,813	—	659,964	3,283
Airlines	(10,596)	182,973	—	172,736	822
Collateralized Mortgage Obligations	(83,446)	1,402,441	—	1,318,051	(928)
Commercial Mortgage-Backed Securities	—	—	(573,987)	—	—
Mortgage Related	—	—	—	2,381,284	8,303

Total	$(437,174)	$2,585,227	$(573,987)	$4,722,339	$11,794

Debt securities valued at $2,585,227 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt security valued at $573,987 was transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$56,999	$800,000
Airlines	—	1,008	1,578	240,865	3,395,000
Banking	3,974,306	—	—	—	—
Electric	—	—	—	29,291	—
Transportation Services	85,250	—	—	104,839	—

Total	$4,059,556	$1,008	$1,578	$431,994	$4,195,000

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Investment Grade Fixed Income Fund

Asset Valuation Inputs – continued

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(35,424)	$1,042,209	$—	$1,863,784	$56,999
Airlines	(659,620)	16,159,268	—	19,138,099	240,865
Banking	—	—	(3,974,306)	—	—
Electric	—	1,524,747	—	1,554,038	29,291
Transportation Services	(116,593)	1,379,486	(85,250)	1,367,732	104,839

Total	$(811,637)	$20,105,710	$(4,059,556)	$23,923,653	$431,994

Debt securities valued at $20,105,710 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $4,059,556 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Global Bond Fund used during the period include forward foreign currency contracts and futures contracts. Derivative instruments that Inflation Protected Securities Fund used during the period include futures contracts, swaptions and swap agreements.

Inflation Protected Securities Fund may use interest rate swaps and interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the six months ended March 31, 2013, the Fund engaged in interest rate swaps and interest rate swaptions for this purpose.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2013, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, interest rate swaps and interest rate swaptions to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the six months ended March 31, 2013, Global Bond Fund used futures contracts and Inflation Protected Securities Fund used interest rate swaps and interest rate swaptions to manage duration and Inflation Protected Securities Fund used futures contracts, interest rate swaps and interest rate swaptions to hedge against changes in interest rates.

Global Bond Fund and Inflation Protected Securities Fund are party to agreements with counterparties that govern transactions in forward foreign currency contracts, interest rate swaptions and swap agreements. These agreements contain credit-risk-related contingent features that

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allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2013, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Fund	Counterparty	Derivatives	Collateral Pledged
Global Bond Fund	Credit Suisse International	$(1,006,035)	$931,188

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Funds have mitigated this risk with respect to forward foreign currency contracts, interest rate swaptions and swap agreements by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting arrangements are as follows as of March 31, 2013:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Bond Fund	$7,975,131	$5,761,153
Inflation Protected Securities Fund	1,222,227	560,431

These amounts do not take into account the value of U.S. government and agency securities and/or cash received as collateral by Global Bond Fund and Inflation Protected Securities Fund in the amount of $2,980,733 and $380,000, respectively. Collateral is valued in accordance with the Fund’s valuation policies and is recorded on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts, interest rate swaptions and swap agreements is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between each Fund and the counterparties. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Interest Rate Contracts	Foreign Exchange Contracts
Assets
Unrealized appreciation on forward foreign currency contracts	$—	$3,633,192
Unrealized appreciation on futures contracts*	93,080	—
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	(3,220,013)
Unrealized depreciation on futures contracts*	(279,221)	—

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2013 were as follows:

Statements of Operations Caption	Interest Rate Contracts	Foreign Exchange Contracts
Net Realized Gain (Loss) on:
Foreign currency transactions*	$—	$7,494,660
Futures contracts	(331,874)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations*	—	369,941
Futures contracts	264,572	—

* Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period.

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The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Interest Rate Contracts
Assets
Investments at value*	$1,196,926
Liabilities
Swaptions written, at value	(653,396)
Unrealized depreciation on futures contracts**	(357)

* Represents purchased swaptions, at value.

** Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2013 were as follows:

Statements of Operations Caption	Interest Rate Contracts
Net Realized Gain (Loss) on:
Investments*	$(143,625)
Futures contracts	1,730
Swaptions written	86,575
Swap agreements	(8,553)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments*	119,081
Futures contracts	383
Swaptions written	(7,103)
* Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased swaptions during the period.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, for Global Bond Fund and Inflation Protected Securities Fund, based on gross month-end and/or daily notional amounts outstanding during the period, including long and short positions, at absolute value, was as follows for the six months ended March 31, 2013:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	15.19%	5.56%
Highest Notional Amount Outstanding	24.61%	8.61%
Lowest Notional Amount Outstanding	9.69%	4.98%
Notional Amount Outstanding as of March 31, 2013	24.61%	8.61%

Inflation Protected Securities Fund	Futures	Swaps
Average Notional Amount Outstanding	1.88%	0.42%
Highest Notional Amount Outstanding	4.80%	12.82%
Lowest Notional Amount Outstanding	1.26%	0.00%
Notional Amount Outstanding as of March 31, 2013	1.60%	0.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

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The volume of interest rate swaption activity, as a percentage of net assets, for Inflation Protected Securities Fund, based on average premiums paid or received during the period, including long and short positions, at absolute value, was as follows for the six months ended March 31, 2013:

Inflation Protected Securities Fund	Interest Rate Put Swaptions Written	Interest Rate Call Swaptions Written	Interest Rate Put Swaptions Purchased	Interest Rate Call Swaptions Purchased
Average Premium Paid/Received	0.51%	1.74%	0.84%	2.93%
Highest Premium Paid/Received	0.63%	2.05%	0.93%	3.45%
Lowest Premium Paid/Received	0.39%	1.60%	0.78%	2.70%
Premium Paid/Received as of March 31, 2013	0.43%	2.05%	0.93%	3.45%

The following is a summary of Inflation Protected Securities Fund’s written interest rate swaption activity:

	Notional Amount	Premiums
Outstanding at September 30, 2012	$128,000,000	$642,100
Swaptions written	49,250,000	304,661
Swaptions terminated in closing purchase transactions	(90,000,000)	(369,200)

Outstanding at March 31, 2013	$87,250,000	$577,561

5.  Purchases and Sales of Securities. For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$—	$—	$110,211,778	$96,592,516
Global Bond Fund	1,612,581,520	1,690,104,376	956,535,536	826,177,293
Inflation Protected Securities Fund	9,938,317	12,345,357	149,682	321,458
Institutional High Income Fund	—	—	72,986,156	113,970,188
Intermediate Duration Bond Fund	18,208,819	19,698,225	27,846,893	17,720,587
Investment Grade Fixed Income Fund	127,247,293	46,174,299	72,317,268	48,227,219

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2013, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Fixed Income Fund	0.50%	0.50%	0.50%
Global Bond Fund	0.60%	0.50%	0.48%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%
Intermediate Duration Bond Fund	0.25%	0.25%	0.25%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expense. These undertakings are in effect until January 31, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.75%	1.00%	0.70%
Inflation Protected Securities Fund	0.40%	0.65%	—
Institutional High Income Fund	0.75%	—	—
Intermediate Duration Bond Fund	0.40%	0.65%	—
Investment Grade Fixed Income Fund	0.55%	—	—

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Fixed Income Fund	$2,925,743	$—	$2,925,743	0.50%	0.50%
Global Bond Fund	7,027,491	—	7,027,491	0.53%	0.53%
Inflation Protected Securities Fund	34,581	34,581	—	0.25%	0.00%
Institutional High Income Fund	1,930,931	—	1,930,931	0.60%	0.60%
Intermediate Duration Bond Fund	100,861	32,561	68,300	0.25%	0.17%
Investment Grade Fixed Income Fund	1,488,230	—	1,488,230	0.40%	0.40%

1 Management fee waivers are subject to possible recovery until September 30, 2014.

For the six months ended March 31, 2013, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$229,123	$—	$4	$229,127
Inflation Protected Securities Fund	5,296	3,153	—	8,449
Intermediate Duration Bond Fund	2,352	2,126	—	4,478

In addition, the investment adviser reimbursed non-class-specific expenses of Inflation Protected Securities Fund in the amount of $23,315 for the six months ended March 31, 20132.

2 Expense reimbursements are subject to possible recovery until September 30, 2014.

No expenses were recovered for any of the Funds during the six months ended March 31, 2013 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other

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financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2013, the distribution fees for each Fund were as follows:

Fund	Distribution Fees Retail Class
Global Bond Fund	$1,218,273
Inflation Protected Securities Fund	6,080
Intermediate Duration Bond Fund	6,739

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Fixed Income Fund	$259,306
Global Bond Fund	584,363
Inflation Protected Securities Fund	6,130
Institutional High Income Fund	142,613
Intermediate Duration Bond Fund	17,878
Investment Grade Fixed Income Fund	164,876

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class
Global Bond Fund	$1,207,611	$453,424
Inflation Protected Securities Fund	3,810	2,546
Institutional High Income Fund	2,669	—
Intermediate Duration Bond Fund	938	740

As of March 31, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class
Global Bond Fund	$29,789	$11,424
Inflation Protected Securities Fund	106	1
Institutional High Income Fund	67	—
Intermediate Duration Bond Fund	29	20

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e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2013, Loomis Sayles owned shares equating to 14.66% of Inflation Protected Securities Fund’s net assets and the Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Retirement Plan
Global Bond Fund	0.34%
Inflation Protected Securities Fund	15.21%
Institutional High Income Fund	2.19%
Intermediate Duration Bond Fund	1.34%

Additionally, as of March 31, 2013, Natixis US held shares of Global Bond Fund representing less than 0.01% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Class-Specific Expenses. For the period ended March 31, 2013, the class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable) for each Fund were as follows:

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	$3,118	$—	$—
Global Bond Fund	1,219,762	494,800	3
Inflation Protected Securities Fund	5,296	3,509	—
Institutional High Income Fund	6,000	—	—
Intermediate Duration Bond Fund	2,352	2,143	—
Investment Grade Fixed Income Fund	1,626	—	—

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, none of the Funds had borrowings under these agreements.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership. From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2013, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership	Total Percentage of Ownership
Fixed Income Fund	4	26.22%	—	26.22%
Global Bond Fund	1	11.92%	0.34%	12.26%
Inflation Protected Securities Fund	1	24.12%	29.87%	53.99%
Institutional High Income Fund	2	12.22%	2.19%	14.41%
Intermediate Duration Bond Fund	4	33.38%	1.34%	34.72%
Investment Grade Fixed Income Fund	3	34.46%	—	34.46%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,742,127	$55,384,496	15,044,035	$211,308,493
Issued in connection with the reinvestment of distributions	3,830,465	55,120,396	3,792,125	49,183,861
Redeemed	(3,358,729)	(49,623,554)	(6,671,466)	(92,820,768)

Increase (decrease) from capital share transactions	4,213,863	$60,881,338	12,164,694	$167,671,586

	Global Bond Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	13,851,668	$239,003,157	38,032,479	$638,830,194
Issued in connection with the reinvestment of distributions	1,181,300	20,313,508	2,684,824	44,754,190
Redeemed	(11,350,738)	(195,341,782)	(15,901,783)	(266,645,544)
Redeemed in-kind (Note 12)	—	—	(12,917,122)	(217,911,853)

Net change	3,682,230	$63,974,883	11,898,398	$199,026,987

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

11.  Capital Shares – continued

	Global Bond Fund – continued

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,269,744	$106,931,198	12,729,562	$212,173,846
Issued in connection with the reinvestment of distributions	676,613	11,526,104	2,104,913	34,700,358
Redeemed	(9,308,810)	(158,500,495)	(16,726,919)	(278,317,233)

Net change	(2,362,453)	$(40,043,193)	(1,892,444)	$(31,443,029)

Class N*	Shares	Amount	Shares	Amount
Issued from the sale of shares	58	$1,000	—	$—
Issued in connection with the reinvestment of distributions	— (a)	4	—	—
Redeemed	—	—	—	—

Net change	58	$1,004	—	$—

Increase (decrease) from capital share transactions	1,319,835	$23,932,694	10,005,954	$167,583,958

* From commencement of Class operations on February 1, 2013 through March 31, 2013.

(a)	Amount rounds to less than one share.

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	183,216	$2,127,119	1,354,498	$16,025,604
Issued in connection with the reinvestment of distributions	120,884	1,386,544	76,313	898,275
Redeemed	(372,858)	(4,328,346)	(2,405,935)	(28,264,420)

Net change	(68,758)	$(814,683)	(975,124)	$(11,340,541)

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	489,966	$5,963,160	608,202	$7,272,762
Issued in connection with the reinvestment of distributions	37,564	429,736	7,634	90,217
Redeemed	(626,731)	(7,250,876)	(521,302)	(6,157,001)

Net change	(99,201)	$(857,980)	94,534	$1,205,978

Increase (decrease) from capital share transactions	(167,959)	$(1,672,663)	(880,590)	$(10,134,563)

	Institutional High Income Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,648,309	$20,496,198	26,212,406	$188,636,316
Issued in connection with the reinvestment of distributions	5,224,542	38,766,100	5,682,363	37,958,187
Redeemed	(8,963,585)	(68,466,440)	(7,635,195)	(56,144,879)

Increase (decrease) from capital share transactions	(1,090,734)	$(9,204,142)	24,259,574	$170,449,624

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

11.  Capital Shares – continued

	Intermediate Duration Bond Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,214,233	$12,938,485	2,838,677	$30,026,780
Issued in connection with the reinvestment of distributions	195,234	2,073,995	208,896	2,205,076
Redeemed	(1,079,550)	(11,568,278)	(1,592,404)	(16,920,401)

Net change	329,917	$3,444,202	1,455,169	$15,311,455

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	494,883	$5,250,269	674,742	$7,101,771
Issued in connection with the reinvestment of distributions	9,608	101,948	7,694	81,016
Redeemed	(50,727)	(539,444)	(558,347)	(5,895,724)

Net change	453,764	$4,812,773	124,089	$1,287,063

Increase (decrease) from capital share transactions	783,681	$8,256,975	1,579,258	$16,598,518

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,399,614	$97,813,465	19,283,257	$244,362,694
Issued in connection with the reinvestment of distributions	1,615,803	21,309,956	2,545,539	31,929,009
Redeemed	(3,370,707)	(44,680,049)	(5,664,721)	(72,596,168)

Increase (decrease) from capital share transactions	5,644,710	$74,443,372	16,164,075	$203,695,535

12.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

13.  Special Meeting of Shareholders. A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,511,468,867	21,320,866
Edmond J. English	1,514,733,688	18,056,045
David L. Giunta	1,510,789,556	22,000,177
Martin T. Meehan	1,513,458,428	19,331,305

* Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

95  |

Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2013

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	18
Notes to Financial Statements	23

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbols
Matthew Eagan, CFA	Institutional Class	LSIOX
Daniel J. Fuss, CFA, CIC
Kathleen C. Gaffney, CFA*
Elaine M. Stokes

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the fund.

Objective

High current income, with a secondary objective of capital appreciation.

Strategy

The fund normally will invest substantially all of its assets, and may invest up to 100% of its assets, in high income securities. High income securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income. The fund may invest approximately 20% of its assets in investment-grade fixed-income securities. The fund may invest up to 40% of its assets in debt obligations of foreign companies, foreign governments and their subdivisions, agencies, instrumentalities and sponsored entities, including emerging market securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	Since Inception(a)

Institutional Class (Inception 4/12/04)	8.66%	14.76%	11.80%	9.35%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index(b)	6.28	13.13	11.65	8.84

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	Since index performance data is not available coincident with the fund’s inception date, the beginning value of the index is the value of the month-end closest to the fund’s inception date.

(b)	See page 3 for a description of the index.

1  |

LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbols
Ian Anderson	Institutional Class	LSSAX
Alessandro Pagani, CFA
Clifton Rowe, CFA

Objective

High level of current income consistent with capital preservation.

Strategy

Invests at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	Since Inception(a)

Institutional Class (Inception 3/2/06)	1.66%	6.42%	8.70%	7.48%

Comparative Performance
Barclays U.S. Securitized Bond Index(b)	-0.15	2.21	5.25	5.59

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year are cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	Since index performance data is not available coincident with the fund’s inception date, the beginning value of the index is the value of the month-end closest to the fund’s inception date.

(b)	See page 3 for a description of the index.

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ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible), and fixed-rate mortgage-backed securities.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and NGAM Advisors, L.P. (“NGAM Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to NGAM Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to NGAM Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2012 through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses.

The second line in each fund’s table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

3  |

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,086.60	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,016.60	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

|  4

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 89.9% of Net Assets

Non-Convertible Bonds – 74.7%

	ABS Home Equity – 3.1%
$117,606	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.961%, 9/25/2045(b)	$112,953
142,190	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.414%, 5/25/2035(b)	107,554
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	76,470
292,452	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.713%, 4/25/2035(b)	181,229
137,227	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	137,570
149,994	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.544%, 3/25/2035(b)	98,970
171,758	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.403%, 6/19/2035(b)	168,482
162,495	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.586%, 7/19/2035(b)	149,709
194,965	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.704%, 1/25/2036(b)(c)	132,986
195,223	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	166,645
74,108	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.324%, 7/25/2037(b)(c)	46,182
254,457	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.364%, 1/25/2047(b)	177,908
148,265	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	153,144
175,571	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.571%, 9/25/2046(b)	154,343
232,443	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.134%, 8/25/2046(b)	148,909
18,401	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.682%, 3/25/2035(b)	18,511

		2,031,565

	ABS Other – 0.3%
165,201	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	171,159

	Aerospace & Defense – 2.3%
885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	907,125

	Aerospace & Defense – continued
$200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	$175,844
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	377,000

		1,459,969

	Airlines – 2.6%
110,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	110,550
18,149	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	18,755
54,309	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	56,753
4,621	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	5,002
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	27,258
172,018	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	194,810
472,768	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	520,659
279,552	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	295,710
400,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	430,000

		1,659,497

	Automotive – 1.3%
165,000	Ford Motor Co., 6.625%, 2/15/2028	185,827
35,000	Ford Motor Co., 7.125%, 11/15/2025	41,500
110,000	Ford Motor Co., 7.500%, 8/01/2026	133,394
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	323,200
175,000	Lear Corp., 4.750%, 1/15/2023, 144A	170,625

		854,546

	Banking – 1.6%
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	73,200
50,000	HBOS PLC, 6.000%, 11/01/2033, 144A	47,890
435,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	483,489
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	407,688

		1,012,267

	Brokerage – 1.1%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	145,950

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – continued
$515,000	Jefferies Group LLC, 6.450%, 6/08/2027	$569,075
20,000	Jefferies Group LLC, 6.875%, 4/15/2021	23,347

		738,372

	Building Materials – 0.7%
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	160,950
230,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	250,413
15,000	USG Corp., 9.750%, 1/15/2018	17,775

		429,138

	Chemicals – 2.5%
675,000	Hercules, Inc., 6.500%, 6/30/2029	607,500
15,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	14,250
235,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	266,138
590,000	Tronox Finance LLC, 6.375%, 8/15/2020, 144A	572,300
150,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	157,875

		1,618,063

	Commercial Mortgage-Backed Securities – 0.6%
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(b)	90,443
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.575%, 4/12/2049(b)	272,794

		363,237

	Construction Machinery – 0.1%
95,000	United Rentals North America, Inc., 7.625%, 4/15/2022	106,163

	Consumer Cyclical Services – 0.6%
100,000	ServiceMaster Co. (The), 7.000%, 8/15/2020, 144A	103,500
45,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	38,925
225,000	ServiceMaster Co. (The), 8.000%, 2/15/2020	241,313

		383,738

	Consumer Products – 0.5%
340,000	Visant Corp., 10.000%, 10/01/2017	310,250

	Electric – 3.0%
42,280	CE Generation LLC, 7.416%, 12/15/2018	42,756

	Electric – continued
$300,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	$301,500
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	285,509
1,077,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	1,041,997
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	277,200

		1,948,962

	Gaming – 1.7%
85,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/2018, 144A	89,888
310,000	MGM Resorts International, 7.500%, 6/01/2016	343,325
630,000	MGM Resorts International, 7.625%, 1/15/2017	699,300

		1,132,513

	Healthcare – 4.1%
185,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018	203,038
185,000	HCA Holdings, Inc., 6.250%, 2/15/2021	197,256
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,572
430,000	HCA, Inc., 7.050%, 12/01/2027	421,400
30,000	HCA, Inc., 7.500%, 12/15/2023	32,100
620,000	HCA, Inc., 7.500%, 11/06/2033	632,400
40,000	HCA, Inc., 8.360%, 4/15/2024	44,800
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	213,712
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	20,000
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	892,125

		2,662,403

	Home Construction – 5.4%
70,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	71,400
25,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	26,875
75,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	80,813
200,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A	171,000
390,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	333,450
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	239,200
260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	289,575
355,000	KB Home, 7.250%, 6/15/2018	390,500
305,000	KB Home, 8.000%, 3/15/2020	351,512

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$215,000	Lennar Corp., 6.950%, 6/01/2018	$241,875
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	691,200
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	472,350
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	124,000

		3,483,750

	Independent Energy – 2.8%
5,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	5,463
145,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	158,050
150,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	98,625
105,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	113,137
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	302,000
750,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	585,000
110,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	114,125
380,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	405,650

		1,782,050

	Industrial Other – 0.2%
130,000	Dematic S.A./DH Services Luxembourg S.a.r.l., 7.750%, 12/15/2020, 144A	135,200

	Life Insurance – 0.8%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	498,113

	Media Cable – 1.1%
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023, 144A	230,575
430,000	CSC Holdings LLC, 7.625%, 7/15/2018	498,800

		729,375

	Media Non-Cable – 2.9%
395,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	387,100
85,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	88,613
230,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	242,650
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	422,719
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	51,500
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	340,862
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	233,737

	Media Non-Cable – continued
$85,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	$91,800

		1,858,981

	Metals & Mining – 3.3%
25,000	ArcelorMittal, 6.750%, 2/25/2022	27,322
70,000	ArcelorMittal, 7.250%, 3/01/2041	69,650
600,000	ArcelorMittal, 7.500%, 10/15/2039	616,500
705,000	Arch Coal, Inc., 7.250%, 6/15/2021	632,737
125,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	120,000
210,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	227,325
80,000	United States Steel Corp., 6.050%, 6/01/2017	84,200
370,000	United States Steel Corp., 6.650%, 6/01/2037	340,400

		2,118,134

	Non-Captive Consumer – 3.5%
420,000	Residential Capital LLC, 9.625%, 5/15/2015(e)	457,800
850,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	786,250
40,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	41,100
500,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	497,500
500,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	502,500

		2,285,150

	Non-Captive Diversified – 2.3%
30,000	Aircastle Ltd., 7.625%, 4/15/2020	34,725
401,000	Ally Financial, Inc., 8.000%, 11/01/2031	507,265
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	49,275
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	85,750
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	324,487
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	76,313
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	57,613
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	219,450
125,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	129,687

		1,484,565

	Oil Field Services – 0.9%
580,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	601,750

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Packaging – 0.8%
$400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	$412,000
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	109,625

		521,625

	Pharmaceuticals – 1.4%
105,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	110,709
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	407,813
390,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	410,962

		929,484

	Refining – 0.6%
310,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019	347,200
15,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019	16,800

		364,000

	Retailers – 3.0%
155,000	Dillard’s, Inc., 6.625%, 1/15/2018	171,081
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	504,000
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	199,937
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	82,875
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	319,200
200,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	150,000
185,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	147,538
420,000	Toys R Us, Inc., 7.375%, 10/15/2018	370,650

		1,945,281

	Supermarkets – 1.5%
70,000	American Stores Co., 8.000%, 6/01/2026	89,863
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,006
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	184,287
5,000	New Albertson’s, Inc., 8.000%, 5/01/2031	4,050
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	8,400
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	443,569

	Supermarkets – continued
$215,000	SUPERVALU, Inc., 8.000%, 5/01/2016	$223,600

		957,775

	Technology – 7.2%
3,020,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,325,400
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	220,400
190,000	Amkor Technology, Inc., 6.375%, 10/01/2022	189,525
30,000	Amkor Technology, Inc., 6.625%, 6/01/2021	30,300
145,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	157,325
140,000	Equinix, Inc., 5.375%, 4/01/2023	141,750
680,000	First Data Corp., 8.250%, 1/15/2021, 144A	707,200
345,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	364,838
485,000	NCR Corp., 5.000%, 7/15/2022, 144A	486,212

		4,622,950

	Textile – 1.7%
745,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	634,181
125,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	132,344
320,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020, 144A	339,600

		1,106,125

	Transportation Services – 0.8%
185,000	APL Ltd., 8.000%, 1/15/2024(f)	173,900
13,279	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	13,678
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)	322,885

		510,463

	Wireless – 2.9%
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	144,000
1,636,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,672,810
10,000	Sprint Capital Corp., 6.900%, 5/01/2019	10,975
25,000	Sprint Capital Corp., 8.750%, 3/15/2032	29,813

		1,857,598

	Wirelines – 5.5%
382,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(i)	336,160

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$20,000	CenturyLink, Inc., 5.625%, 4/01/2020	$20,450
175,000	CenturyLink, Inc., 7.650%, 3/15/2042	169,094
85,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	82,450
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	209,000
205,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	203,463
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,550
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	292,500
465,000	Frontier Communications Corp., 7.875%, 1/15/2027	460,350
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	462,686
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	355,682
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	373,683
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	301,872
150,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	157,933
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	80,512

		3,520,385

	Total Non-Convertible Bonds
	(Identified Cost $45,879,428)	48,194,596

Convertible Bonds – 15.2%

	Automotive – 1.9%
765,000	Ford Motor Co., 4.250%, 11/15/2016	1,225,912

	Construction Machinery – 0.3%
125,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	186,562

	Diversified Manufacturing – 0.6%
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	395,794

	Electric – 1.0%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	669,694

	Home Construction – 2.0%
165,000	KB Home, 1.375%, 2/01/2019	181,397
30,000	Lennar Corp., 2.000%, 12/01/2020, 144A	45,469
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	29,062
350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	659,969

	Home Construction – continued
$310,000	Standard Pacific Corp., 1.250%, 8/01/2032	$396,025

		1,311,922

	Independent Energy – 0.4%
225,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	215,578
55,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	55,069

		270,647

	Media Non-Cable – 0.1%
113,300	Liberty Media LLC, 3.500%, 1/15/2031	59,199

	Metals & Mining – 0.8%
405,000	Peabody Energy Corp., 4.750%, 12/15/2066	330,075
95,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	106,637
95,000	United States Steel Corp., 2.750%, 4/01/2019	96,069

		532,781

	Non-Captive Diversified – 0.1%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	29,391

	Pharmaceuticals – 0.3%
80,000	Mylan, Inc., 3.750%, 9/15/2015	177,250

	REITs – Mortgage – 0.3%
170,000	Redwood Trust, Inc., 4.625%, 4/15/2018	187,212

	Technology – 5.0%
635,000	Ciena Corp., 0.875%, 6/15/2017	574,278
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	589,550
30,000	Ciena Corp., 4.000%, 3/15/2015, 144A	33,225
425,000	Intel Corp., 2.950%, 12/15/2035	451,031
440,000	Intel Corp., 3.250%, 8/01/2039	529,650
505,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	589,588
165,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	203,878
105,000	Nuance Communications, Inc., 2.750%, 11/01/2031	108,478
60,000	SanDisk Corp., 1.500%, 8/15/2017	77,325
30,000	Xilinx, Inc., 2.625%, 6/15/2017	42,544

		3,199,547

	Textile – 0.4%
235,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	261,291

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – 0.1%
$40,000	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/2040, 144A	$44,350

	Wirelines – 1.9%
436,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(f)(i)(j)(k)	45,789
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)	1,181,944

		1,227,733

	Total Convertible Bonds
	(Identified Cost $7,704,754)	9,779,285

	Total Bonds and Notes
	(Identified Cost $53,584,182)	57,973,881

Shares

Preferred Stocks – 6.8%

Convertible Preferred Stocks – 4.6%

	Automotive – 2.6%
32,200	General Motors Co., Series B, 4.750%	1,382,668
6,380	Goodyear Tire & Rubber Co. (The), 5.875%	277,594

		1,660,262

	Banking – 0.1%
30	Bank of America Corp., Series L, 7.250%	36,545

	Electric – 0.6%
7,975	AES Trust III, 6.750%	401,382

	Independent Energy – 0.1%
90	Chesapeake Energy Corp., 5.000%	7,974
85	Chesapeake Energy Corp., Series A, 5.750%, 144A	86,859

		94,833

	Metals & Mining – 0.3%
3,300	ArcelorMittal, 6.000%	$69,135
5,046	Cliffs Natural Resources, Inc., 7.000%	94,209

		163,344

	Non-Captive Diversified – 0.2%
2,110	iStar Financial, Inc., 4.500%	109,382

	Pipelines – 0.7%
8,050	El Paso Energy Capital Trust I, 4.750%	472,776

	Total Convertible Preferred Stocks
	(Identified Cost $2,982,301)	2,938,524

Non-Convertible Preferred Stocks – 2.2%

	Banking – 0.5%
13,577	SunTrust Banks. Inc., 5.875%	341,054

	Non-Captive Diversified – 1.7%
$11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	$303,953
803	Ally Financial, Inc., Series G, 7.000%, 144A	794,117

		1,098,070

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,061,965)	1,439,124

	Total Preferred Stocks
	(Identified Cost $4,044,266)	4,377,648

Common Stocks – 1.2%

	Diversified Telecommunication Services – 0.4%
10	FairPoint Communications, Inc.(h)	75
1,017	Hawaiian Telcom Holdco, Inc.(h)	23,462
16,842	Telefonica S.A., Sponsored ADR	227,535

		251,072

	Household Durables – 0.8%
23,775	KB Home	517,582

	Total Common Stocks
	(Identified Cost $453,998)	768,654

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(f)(h)(j) (Identified Cost $0)	$—

Principal Amount (‡)

Short-Term Investments – 1.6%
$1,011,847	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $1,011,847 on 4/01/2013 collateralized by $945,000 U.S. Treasury Note, 4.125% due 5/15/2015 valued at $1,036,103 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,011,847)	1,011,847

	Total Investments – 99.5%
	(Identified Cost $59,094,293)(a)	64,132,030
	Other Assets Less Liabilities—0.5%	337,084

	Net Assets – 100.0%	$64,469,114

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Description
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $59,170,912 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,421,978
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,460,860)

	Net unrealized appreciation	$4,961,118

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Illiquid security. At March 31, 2013, the value of these securities amounted to $1,401,633 or 2.2% of net assets.
(g)	Maturity has been extended under the terms of a plan of reorganization.
(h)	Non-income producing security.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Fair valued security by the Fund’s investment adviser. At March 31, 2013, the value of these securities amounted to $45,789 or 0.1% of net assets.
(k)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $17,375,009 or 27.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
MXN	Mexican Peso
USD	U.S. Dollar

Industry Summary at March 31, 2013 (Unaudited)

Technology	12.2%
Home Construction	7.4
Wirelines	7.4
Automotive	5.8
Electric	4.6
Metals & Mining	4.4
Non-Captive Diversified	4.3
Healthcare	4.1
Non-Captive Consumer	3.5
Independent Energy	3.3
ABS Home Equity	3.1
Retailers	3.0
Media Non-Cable	3.0
Wireless	3.0
Airlines	2.6
Chemicals	2.5
Aerospace & Defense	2.3
Banking	2.2
Textile	2.1
Other Investments, less than 2% each	17.1
Short-Term Investments	1.6

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 118.3% of Net Assets

	ABS Car Loan – 7.6%
$4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	$4,547,594
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	648,762
3,325,040	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	3,323,371
562,986	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	563,179
387,217	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	408,319
6,515,052	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	6,600,562
4,415,000	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	4,474,894
2,075,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	2,088,091
2,722,039	Exeter Automobile Receivables Trust, Series 2012-1A, Class A, 2.020%, 8/15/2016, 144A	2,736,664
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,050,284
1,325,000	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	1,324,245
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,444,084
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,622,314
1,141,890	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.203%, 9/20/2016, 144A(b)	1,144,288
2,349,607	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class D, 3.100%, 5/15/2017, 144A	2,358,439
1,223,690	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	1,233,235
3,395,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	3,400,432
1,069,477	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	1,075,589
1,400,000	SNAAC Auto Receivables Trust, Series 2012-1A, Class B, 3.110%, 6/15/2017, 144A	1,421,760
7,100,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	7,094,405

		52,560,511

	ABS Credit Card – 3.7%
$2,160,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.953%, 8/15/2018, 144A(b)	$2,235,937
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	3,026,130
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,625,357
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,419,056
10,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	11,088,730

		25,395,210

	ABS Home Equity – 1.8%
746,960	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	529,792
452,765	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.214%, 7/25/2021(b)	426,914
391,349	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	401,787
1,256,580	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	1,184,326
396,931	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.998%, 4/20/2035(b)	155,647
478,349	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.499%, 7/25/2035(b)	446,772
252,735	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	250,705
1,204,840	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	1,194,656
56,180	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	54,563
459,911	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043	451,962
1,642,644	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.354%, 7/25/2036(b)	1,250,268
6,939,389	Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.903%, 11/25/2036(b)	5,996,007

		12,343,399

	ABS Other – 7.6%
7,250,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	7,340,821

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$3,034,074	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	$3,033,771
3,600,011	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	3,695,278
8,170,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	8,293,579
3,180,000	GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.803%, 7/20/2016(b)	3,200,327
602,434	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	628,846
9,168,085	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	9,544,032
1,336,378	Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A(c)	1,356,423
1,190,000	Sierra Receivables Funding Co LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	1,190,000
649,533	Sierra Timeshare Receivables Funding LLC, Series 2007-1A, Class A2, 0.353%, 3/20/2019, 144A(b)	649,105
515,971	Sierra Timeshare Receivables Funding LLC, Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	526,329
848,400	Sierra Timeshare Receivables Funding LLC, Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	860,004
1,157,279	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	1,202,549
1,263,785	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	1,309,213
2,379,213	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	2,443,129
2,810,588	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	2,837,525
4,320,996	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.703%, 7/15/2041, 144A(b)	4,441,003

		52,551,934

	ABS Student Loan – 3.0%
4,900,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.258%, 7/01/2024(b)	4,955,282
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.301%, 7/25/2025(b)(d)	15,791,937

		20,747,219

	Collateralized Mortgage Obligations – 28.2%
$363,323	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(d)	$410,913
537,311	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(e)	114,249
6,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(d)	7,110,434
7,177,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(d)	8,397,542
10,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(d)	11,283,504
18,867,349	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.997%, 5/15/2036(b)(d)(e)	4,553,027
5,693,223	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.047%, 2/15/2038(b)(e)	1,052,199
4,526,153	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.624%, 6/15/2048(b)(d)	4,719,646
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	541,122
4,759,890	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.874%, 12/15/2036(b)(d)	5,070,406
2,162,699	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(d)(e)	452,134
812,696	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.031%, 1/25/2024(b)(e)	148,034
2,374,812	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(d)(e)	168,825
695,798	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.096%, 8/25/2036(b)(e)	119,588
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(d)	1,129,331
10,000,000	Federal National Mortgage Association, REMIC, Series 2008-42, Class AY, 5.000%, 5/25/2023(d)	11,149,380
8,027,989	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.381%, 8/25/2038(b)(d)	8,385,467
2,237,739	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 4.283%, 3/25/2039(b)(d)	2,354,482
420,000	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	457,782
2,618,068	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/01/2033(d)(e)	405,090
521,771	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(d)(e)	118,800

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$573,332	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 8/01/2033(d)(e)	$84,755
2,963,696	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 8/01/2033(d)(e)	547,392
6,615,811	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(d)(e)	923,705
2,759,133	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(d)(e)	466,490
2,234,671	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(d)(e)	355,463
4,323,663	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(d)(e)	702,605
1,649,836	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(d)(e)	187,844
2,055,119	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(d)(e)	240,227
2,371,952	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(d)(e)	274,086
2,310,124	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(e)	411,754
1,043,810	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(d)(e)	163,899
1,860,575	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(e)	225,775
1,156,212	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(d)(e)	192,284
375,787	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/01/2038(d)(e)	53,366
2,424,232	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(d)(e)	258,373
7,634,132	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(d)(e)	966,220
2,740,124	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(e)	452,280
1,998,869	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(d)(e)	320,011
1,607,231	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(e)	207,100
299,452	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(d)(e)	46,355

	Collateralized Mortgage Obligations – continued
$11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(d)	$13,421,845
9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(d)	10,845,511
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(d)	18,321,037
2,670,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018(d)	2,851,071
3,215,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018(d)	3,370,169
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2021(d)	30,106,784
29,578,309	Government National Mortgage Association, Series 2006-46, Class IO, 0.126%, 4/16/2046(b)(e)	570,181
25,289,938	Government National Mortgage Association, Series 2006-51, Class IO, 0.448%, 8/16/2046(b)(d)(e)	563,005
500,000	Government National Mortgage Association, Series 2007-75, Class C, 5.533%, 9/16/2038	527,500
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(d)	4,760,840
74,836,251	Government National Mortgage Association, Series 2010-83, Class IO, 1.018%, 7/16/2050(b)(e)	3,679,100
70,961,425	Government National Mortgage Association, Series 2010-I24, Class X, 1.024%, 12/16/2052(b)(d)(e)	5,336,299
23,091,591	Government National Mortgage Association, Series 2011-38, Class IO, 0.937%, 4/16/2053(b)(d)(e)	1,248,493
14,009,222	Government National Mortgage Association, Series 2011-53, Class IO, 1.337%, 5/16/2051(b)(d)(e)	919,047
34,462,285	Government National Mortgage Association, Series 2012-23, Class IO, 1.553%, 6/16/2053(b)(d)(e)	2,600,421
34,402,788	Government National Mortgage Association, Series 2012-53, Class IO, 1.086%, 3/16/2047(b)(d)(e)	2,675,436
39,405,198	Government National Mortgage Association, Series 2012-55, Class IO, 1.234%, 4/16/2052(b)(d)(e)	2,568,234
29,624,571	Government National Mortgage Association, Series 2012-58, Class IO, 1.031%, 2/16/2053(b)(d)(e)	2,621,863
29,631,331	Government National Mortgage Association, Series 2012-70, Class IO, 0.963%, 8/16/2052(b)(d)(e)	2,078,253

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$24,682,075	Government National Mortgage Association, Series 2012-79, Class IO, 1.051%, 3/16/2053(b)(e)	$2,101,284
24,763,961	Government National Mortgage Association, Series 2012-95, Class IO, 1.049%, 2/16/2053(b)(e)	2,259,414
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.567%, 9/16/2050(b)(e)	2,146,369
26,551,492	Government National Mortgage Association, Series 2012-100, Class IO, 0.888%, 8/16/2052(b)(e)	2,016,134
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.467%, 9/16/2050(b)(e)	1,554,894

		194,365,123

	Commercial Mortgage-Backed Securities – 31.9%
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.188%, 9/10/2047(b)	207,505
61,433	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	61,733
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,722,958
1,090,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,216,098
8,870,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	10,082,369
4,615,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	5,271,248
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.748%, 6/10/2046(b)	281,186
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,374,624
4,860,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.805%, 6/15/2038(b)	5,439,152
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,976,390
7,038,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.680%, 6/15/2039(b)	8,080,680
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.764%, 9/15/2039(b)	5,760,930
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	12,881,097

	Commercial Mortgage-Backed Securities – continued
$4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.024%, 2/15/2041(b)	$4,813,512
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A	3,529,105
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,968,373
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(d)	15,821,089
125,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	130,553
186,606	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	193,298
12,500,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 8/10/2045(b)(d)	14,303,375
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(b)	5,343,406
13,890,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/08/2029, 144A(b)	13,921,558
7,980,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	8,927,872
3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,629,856
1,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,364,450
3,090,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A5, 2.840%, 12/15/2047	3,097,725
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,316,325
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	8,543,178
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,800,191
143,646	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.750%, 8/12/2041(b)	145,200
7,282,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(b)	8,126,152
7,000,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	7,818,433

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	$10,448,883
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.889%, 6/11/2049(b)	8,575,120
14,000,000	Motel 6 Trust, Series 2012-MTL6, Class B, 2.743%, 10/05/2025, 144A	14,060,158
3,475,000	RBS Commercial Funding Inc. Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A	3,484,580
2,905	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	2,905
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,738,465

		220,459,732

	Hybrid ARMs – 5.7%
4,116,795	FHLMC, 2.339%, 6/01/2035(b)(d)	4,357,959
1,856,906	FHLMC, 2.372%, 4/01/2035(b)(d)	1,989,996
173,846	FHLMC, 2.391%, 1/01/2035(b)(d)	185,077
2,662,281	FHLMC, 2.410%, 5/01/2037(b)(d)	2,838,214
3,054,529	FHLMC, 2.511%, 11/01/2036(b)(d)	3,265,104
2,431,794	FHLMC, 3.177%, 2/01/2037(b)(d)	2,597,523
692,819	FHLMC, 4.917%, 1/01/2036(b)(d)	744,773
844,752	FHLMC, 6.039%, 11/01/2036(b)(d)	908,606
836,697	FNMA, 2.029%, 2/01/2037(b)(d)	877,437
2,038,269	FNMA, 2.309%, 9/01/2034(b)(d)	2,179,358
891,776	FNMA, 3.004%, 9/01/2036(b)(d)	955,712
5,206,746	FNMA, 4.575%, 8/01/2038(b)(d)	5,586,201
455,825	FNMA, 5.372%, 10/01/2035(b)(d)	494,711
11,288,253	FNMA, 5.757%, 9/01/2037(b)(d)	12,169,547

		39,150,218

	Mortgage Related – 28.8%
267,200	FHLMC, 5.000%, 9/01/2035(d)	288,398
1,507,854	FNMA, 5.500%, 8/01/2034(d)	1,697,451
21,228	FNMA, 6.000%, 10/01/2034(d)	23,672
7,241	FNMA, 7.000%, 12/01/2037(d)	8,604

	Mortgage Related – continued
$35,500,000	FNMA (TBA), 2.500%, 5/01/2028(f)	$36,748,049
34,000,000	FNMA (TBA), 3.500%, 5/01/2043(f)	35,816,875
13,000,000	FNMA (TBA), 4.000%, 4/01/2043(f)	13,859,219
26,700,000	FNMA (TBA), 4.500%, 4/01/2043(f)	28,765,079
19,000,000	FNMA (TBA), 5.000%, 5/01/2043(f)	20,576,405
662,319	GNMA, 1.945%, 7/20/2060(b)	700,278
485,198	GNMA, 1.964%, 9/20/2060(b)	514,897
2,752,514	GNMA, 1.967%, 2/20/2061(b)	2,916,187
4,052,904	GNMA, 2.216%, 2/20/2063(b)	4,412,599
1,952,114	GNMA, 4.479%, 2/20/2062	2,184,954
3,611,731	GNMA, 4.521%, 12/20/2061	4,079,414
504,498	GNMA, 4.570%, 10/20/2061	569,192
508,315	GNMA, 4.578%, 11/20/2061	573,510
1,060,411	GNMA, 4.600%, 10/20/2061	1,196,609
12,004,152	GNMA, 4.659%, 2/20/2062(d)	13,637,124
13,036,353	GNMA, 4.670%, 12/20/2061(d)	14,782,247
722,299	GNMA, 4.684%, 1/20/2062	819,430
2,524,821	GNMA, 4.700%, with various maturities in 2061(g)	2,853,702
3,085,306	GNMA, 4.720%, 6/20/2061	3,474,699
1,025,907	GNMA, 4.798%, 5/20/2061	1,157,045
1,538,291	GNMA, 4.808%, 8/20/2062	1,742,775
1,028,777	GNMA, 4.951%, 1/20/2062	1,169,180
802,828	GNMA, 5.500%, with various maturities in 2059(g)	881,020
3,234,429	GNMA, 6.514%, 5/20/2061	3,604,813

		199,053,427

	Total Bonds and Notes
	(Identified Cost $779,150,885)	816,626,773

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 0.8%
$4,766,381	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $4,766,381 on 4/01/2013 collateralized by $4,860,000 Federal Home Loan Mortgage Corp., 0.300% due 2/06/2015 valued at $4,866,075 including accrued interest (Note 2 of Notes of Financial Statements)	$4,766,381
750,000	U.S. Treasury Bill, 0.084%, 6/27/2013(h)	749,873

	Total Short-Term Investments
	(Identified Cost $5,516,229)	5,516,254

	Total Investments – 119.1%
	(Identified Cost $784,667,114)(a)	822,143,027
	Other Assets Less Liabilities—(19.1)%	(132,000,466)

	Net Assets – 100.0%	$690,142,561

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $784,667,114 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,946,572
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,470,659)

	Net unrealized appreciation	$37,475,913

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	Illiquid security. At March 31, 2013, the value of this security amounted to $1,356,423 or 0.2% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(g)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $136,771,739 or 19.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

At March 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/28/2013	359	$44,535,633	$(42,727)
10 Year U.S. Treasury Note	6/19/2013	314	41,443,094	(142,856)

Total				$(185,583)

Industry Summary at March 31, 2013 (Unaudited)

Commercial Mortgage-Backed Securities	31.9%
Mortgage Related	28.8
Collateralized Mortgage Obligations	28.2
ABS Car Loan	7.6
ABS Other	7.6
Hybrid ARMs	5.7
ABS Credit Card	3.7
ABS Student Loan	3.0
ABS Home Equity	1.8
Short-Term Investments	0.8

Total Investments	119.1
Other assets less liabilities (including open futures contracts)	(19.1)

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$59,094,293	$784,667,114
Net unrealized appreciation	5,037,737	37,475,913

Investments at value	64,132,030	822,143,027
Receivable for Fund shares sold	26,309	932,593
Due from brokers (Note 2)	—	740,000
Receivable for delayed delivery securities sold (Note 2)	—	56,511,007
Dividends and interest receivable	988,480	3,079,519
Receivable for variation margin on futures contracts (Note 2)	—	80,621

TOTAL ASSETS	65,146,819	883,486,767

LIABILITIES
Payable for securities purchased	669,601	—
Payable for delayed delivery securities purchased (Note 2)	—	192,226,358
Payable for Fund shares redeemed	8,104	377,848
Payable to custodian bank	—	740,000

TOTAL LIABILITIES	677,705	193,344,206

NET ASSETS	$64,469,114	$690,142,561

NET ASSETS CONSIST OF:
Paid-in capital	$63,056,273	$652,007,156
Undistributed (Distributions in excess of) net investment income	(21,664)	1,115,572
Accumulated net realized loss on investments and futures contracts	(3,603,242)	(270,497)
Net unrealized appreciation on investments, futures contracts and foreign currency translations	5,037,747	37,290,330

NET ASSETS	$64,469,114	$690,142,561

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$64,469,114	$690,142,561

Shares of beneficial interest	5,960,482	61,924,740

Net asset value, offering and redemption price per share	$10.82	$11.14

See accompanying notes to financial statements.

|  18

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$2,178,901	$16,560,395
Dividends	120,795	—
Less net foreign taxes withheld	(184)	—

Investment income	2,299,512	16,560,395

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,485,622	219,042
Futures contracts	—	(29,482)
Net change in unrealized appreciation (depreciation) on:
Investments	1,909,143	(5,834,357)
Futures contracts	—	157,335
Foreign currency translations	10	—

Net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency transactions	3,394,775	(5,487,462)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,694,287	$11,072,933

See accompanying notes to financial statements.

19  |

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Investment income	$2,299,512	$4,964,274	$16,560,395	$28,129,785
Net realized gain (loss) on investments and futures contracts	1,485,622	(157,113)	189,560	12,780,827
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	1,909,153	7,170,857	(5,677,022)	21,227,885

Net increase in net assets resulting from operations	5,694,287	11,978,018	11,072,933	62,138,497

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(2,694,469)	(5,062,788)	(18,824,344)	(33,568,784)
Net realized capital gains
Institutional Class	—	—	(7,645,092)	(12,292,325)

Total distributions	(2,694,469)	(5,062,788)	(26,469,436)	(45,861,109)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(12,651,597)	5,560,615	(7,826,954)	11,396,464

Net increase (decrease) in net assets	(9,651,779)	12,475,845	(23,223,457)	27,673,852
NET ASSETS
Beginning of the period	74,120,893	61,645,048	713,366,018	685,692,166

End of the period	$64,469,114	$74,120,893	$690,142,561	$713,366,018

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(21,664)	$373,293	$1,115,572	$3,379,521

See accompanying notes to financial statements.

|  20

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
HIGH INCOME OPPORTUNITIES FUND

Institutional Class
3/31/2013(e)	$10.35	$0.35	$0.53	$0.88	$(0.41)	$—	$(0.41)
9/30/2012	9.36	0.72	1.01	1.73	(0.74)	—	(0.74)
9/30/2011	9.92	0.74	(0.52)	0.22	(0.78)	—	(0.78)
9/30/2010	9.07	0.78	0.86	1.64	(0.79)	—	(0.79)
9/30/2009	8.26	0.79	0.84	1.63	(0.81)	(0.01)	(0.82)
9/30/2008	10.42	0.82	(2.09)	(1.27)	(0.82)	(0.07)	(0.89)

SECURITIZED ASSET FUND

Institutional Class
3/31/2013(e)	$11.39	$0.27	$(0.09)	$0.18	$(0.31)	$(0.12)	$(0.43)
9/30/2012	11.13	0.45	0.55	1.00	(0.54)	(0.20)	(0.74)
9/30/2011	10.99	0.41	0.19	0.60	(0.46)	—	(0.46)
9/30/2010	10.16	0.41	1.08	1.49	(0.49)	(0.17)	(0.66)
9/30/2009	9.60	0.50	0.66	1.16	(0.57)	(0.03)	(0.60)
9/30/2008	10.07	0.55	(0.45)	0.10	(0.57)	—	(0.57)

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year, if applicable, are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2013 (Unaudited).

See accompanying notes to financial statements.

21  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(b)	Net assets, end of the period (000’s)	Net expenses (%)(c)	Gross expenses (%)(c)	Investment income (%)(d)	Portfolio turnover rate (%)

$10.82	8.66	$64,469	—	—	6.65	16
10.35	19.24	74,121	—	—	7.28	30
9.36	1.81	61,645	—	—	7.22	33
9.92	18.88	65,560	—	—	8.21	26
9.07	23.06	71,710	—	—	10.86	34
8.26	(13.24)	64,950	—	—	8.47	24

$11.14	1.66	$690,143	—	—	4.75	120
11.39	9.42	713,366	—	—	4.08	230
11.13	5.59	685,692	—	—	3.72	253
10.99	15.24	653,299	—	—	3.89	251
10.16	12.97	290,468	—	—	5.42	390
9.60	0.92	382,054	—	—	5.55	430

See accompanying notes to financial statements.

|  22

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by NGAM Advisors, L.P. (“NGAM Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of NGAM Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset value.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

23  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2013.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Due from Brokers. Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due from brokers’ balances in the Statement of Assets and Liabilities for Securitized Asset Fund represent cash pledged as initial margin for futures contracts. In certain circumstances the Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

g.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  24

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, defaulted bonds, trust preferred securities, contingent payment debt instruments, distribution redesignations and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to defaulted bond income accruals, premium amortization, basis adjustments for return of capital dividends, trust preferred securities, contingent payment debt instruments, futures contracts mark to market and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax characterization of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$5,062,788	$—	$5,062,788
Securitized Asset Fund	42,667,185	3,193,924	45,861,109

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2012, the capital loss carryforwards and post-October capital loss deferrals were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
Expires September 30, 2018	$(4,382,594)	$—

Post-October capital loss deferrals*	$(650,754)	$—

* Under current tax law, capital losses after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

i.  Repurchase Agreements. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

j.  Delayed Delivery Commitments. The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. When the Funds enter into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to the Funds until the transaction settles.

25  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

k.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2013, neither Fund had loaned securities under this agreement.

l.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m.  New Accounting Pronouncement. In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU creates new disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$1,659,497	(c)	$1,659,497
Transportation Services	—	173,900	336,563	(c)	510,463
All Other Non-Convertible Bonds(a)	—	46,024,636	—		46,024,636

Total Non-Convertible Bonds	—	46,198,536	1,996,060		48,194,596

Convertible Bonds
Wirelines	—	1,181,944	45,789	(d)	1,227,733
All Other Convertible Bonds(a)	—	8,551,552	—		8,551,552

Total Convertible Bonds	—	9,733,496	45,789		9,779,285

Total Bonds and Notes	—	55,932,032	2,041,849		57,973,881

Preferred Stocks
Convertible Preferred Stocks(a)	2,938,524	—	—		2,938,524
Non-Convertible Preferred Stocks(a)	645,007	794,117	—		1,439,124

Total Preferred Stocks	3,583,531	794,117	—		4,377,648

Common Stocks(a)	768,654	—	—		768,654
Warrants(b)	—	—	—		—
Short-Term Investments	—	1,011,847	—		1,011,847

Total	$4,352,185	$57,737,996	$2,041,849		$64,132,030

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued at zero using Level 2 inputs.

(c) Valued using broker-dealer bid prices.

(d) Fair valued by the Fund’s investment adviser.

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$37,823,555	$14,736,956	(b)	$52,560,511
ABS Other	—	46,310,233	6,241,701	(b)	52,551,934
Mortgage Related	—	194,640,828	4,412,599	(b)	199,053,427
All Other Bonds and Notes(a)	—	512,460,901	—		512,460,901

Total Bonds and Notes	—	791,235,517	25,391,256		816,626,773

Short-Term Investments	—	5,516,254	—		5,516,254

Total	$—	$796,751,771	$25,391,256		$822,143,027

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(185,583)	$—	$—	$(185,583)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

27  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$158	$5,841	$26,126	$110,000
Transportation Services	157,712	—	160	18,247	—
Convertible Bonds
Wirelines	—	—	(9)	(21,938)	135,474

Total	$157,712	$158	$5,992	$22,435	$245,474

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$(72,035)	$1,589,407	$—	$1,659,497	$26,126
Transportation Services	(1,166)	319,321	(157,712)	336,562	18,247
Convertible Bonds
Wirelines	(67,737)	—	—	45,790	(21,938)

Total	$(140,938)	$1,908,728	$(157,712)	$2,041,849	$22,435

Debt securities valued at $1,908,728 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $157,712 was transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$2,076,141	$730	$10,564	$82,347	$10,378,863
ABS Other	1,985,539	—	5,442	(11,611)	1,189,749
Collateralized Mortgage Obligations	128,960	—	—	—	—
Mortgage Related	2,957,232	—	(189)	(5,066)	4,419,950

Total	$7,147,872	$730	$15,817	$65,670	$15,988,562

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
ABS Car Loan	$(3,388,002)	$7,652,454	$(2,076,141)	$14,736,956	$82,347
ABS Other	(1,394,342)	4,466,924	—	6,241,701	(9,188)
Collateralized Mortgage Obligations	—	—	(128,960)	—	—
Mortgage Related	(2,096)	—	(2,957,232)	4,412,599	(5,066)

Total	$(4,784,440)	$12,119,378	$(5,162,333)	$25,391,256	$68,093

Debt securities valued at $12,119,378 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $5,162,333 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Securitized Asset Fund used during the period include futures contracts.

Securitized Asset Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2013 Securitized Asset Fund used futures contracts to manage duration.

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of March 31, 2013, based on balances reflected on the Fund’s Statement of Assets and Liabilities, including cash held at counterparties for initial margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that Securitized Asset Fund would incur if counterparties failed to meet their obligations is $820,621.

29  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Interest Rate Contracts
Liabilities
Unrealized depreciation on futures contracts*	$(185,583)

* Represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2013 were as follows:

Statements of Operations Caption	Interest Rate Contracts
Net Realized Gain (Loss) on:
Futures contracts	$(29,482)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	157,335

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures activity, as a percentage of net assets, for Securitized Asset Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2013:

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	14.42%
Highest Notional Amount Outstanding	16.30%
Lowest Notional Amount Outstanding	11.85%
Notional Amount Outstanding as of March 31, 2013	12.46%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$—	$10,213,431	$19,949,174
Securitized Asset Fund	912,010,829	914,440,984	81,768,159	92,975,145

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation

|  30

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses.

Loomis Sayles serves as investment adviser to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust. NGAM Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse NGAM Distribution to the extent that NGAM Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to NGAM Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, neither Fund had borrowings under these agreements.

31  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

8.  Concentration of Ownership. From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2013, based on management’s evaluation of the shareholder account base, High Income Opportunities Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Ownership
High Income Opportunities Fund	3	54.60%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	245,161	$2,596,285	866,189	$8,480,236
Issued in connection with the reinvestment of distributions	200,785	2,110,304	407,184	3,970,708
Redeemed	(1,643,781)	(17,358,186)	(698,203)	(6,890,329)

Increase (decrease) from capital share transactions	(1,197,835)	$(12,651,597)	575,170	$5,560,615

	Securitized Asset Fund

	Six Months Ended March 31, 2013		Year Ended September 30, 2012

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,870,767	$77,329,225	14,109,417	$157,298,896
Issued in connection with the reinvestment of distributions	150,299	1,686,337	172,100	1,906,300
Redeemed	(7,710,595)	(86,842,516)	(13,263,927)	(147,808,732)

Increase (decrease) from capital share transactions	(689,529)	$(7,826,954)	1,017,590	$11,396,464

10.  Special Meeting of Shareholders. A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,511,468,867	21,320,866
Edmond J. English	1,514,733,688	18,056,045
David L. Giunta	1,510,789,556	22,000,177
Martin T. Meehan	1,513,458,428	19,331,305

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Semiannual Report

March 31, 2013

Portfolio Review	1
Portfolio of Investments	7
Financial Statements	21
Notes to Financial Statements	29

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA	Institutional Class	LSSIX
John J. Slavik, CFA	Retail Class	LCGRX
	Class N	LSSNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Strategy

The fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index or is $3 billion or less at the time of investment. Unlike the Index, the fund may invest in companies of any size.

The fund may invest any portion of its assets in Canadian securities and up to 20% of assets in other foreign securities, including emerging markets securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years	Since Class N Inception

Institutional Class (Inception 12/31/96)	12.05%	12.64%	9.95%	13.43%	—%
Retail Class (Inception 12/31/96)	11.90	12.32	9.64	13.15	—
Class N (Inception 2/1/13)	—	—	—	—	6.23
Comparative Performance
Russell 2000® Growth Index(a)	13.72	14.52	9.04	11.61	5.18

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA	Institutional Class	LSSCX
Jeffrey Schwartz, CFA	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Strategy

The fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index or is $3 billion or less at the time of investment. Unlike the Index, the fund may invest in companies of any size.

The fund may invest up to 20% of its assets in securities of foreign issuers, including emerging market securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years	Since Class N Inception

Institutional Class (Inception 5/13/91)	16.74%	15.91%	9.20%	12.12%	—%
Retail Class (Inception 12/31/96)	16.57	15.65	8.92	11.84	—
Admin Class (Inception 1/2/98)	16.44	15.34	8.65	11.55	—
Class N (Inception 2/1/13)	—	—	—	—	4.93

Comparative Performance
Russell 2000® Value Index(a)	15.23	18.09	7.29	11.29	4.27
Russell 2000® Index(a)	14.48	16.30	8.24	11.52	4.71

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

|  2

ADDITIONAL INFORMATION

Index Definitions

Indices are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the funds’ website, www.loomissayles.com, and (iii) on the SEC’s website, www.sec.gov. Information about how the funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2012 is available on (i) the funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

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3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each fund shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (from February 1, 2013, for Class N) through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013		Expenses Paid During Period 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,120.50		$5.08[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14		$4.84*

Retail Class
Actual	$1,000.00	$1,119.00		$6.60[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70		$6.29*

Class N
Actual	$1,000.00	$1,062.30	[2]	$1.56[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19		$4.78*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.96%, 1.25% and 0.95% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]    Actual expenses for Institutional and Retail Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.96% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]    Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

5  |

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013		Expenses Paid During Period 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,167.40		$4.86[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44		$4.53*

Retail Class
Actual	$1,000.00	$1,165.70		$6.21[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20		$5.79*

Admin Class
Actual	$1,000.00	$1,164.40		$7.55[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95		$7.04*

Class N
Actual	$1,000.00	$1,049.30	[2]	$1.38[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69		$4.28*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]    Actual expenses for Institutional, Retail and Admin Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15% and 1.40%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]    Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

|  6

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.1% of Net Assets

	Aerospace & Defense – 2.4%
378,056	Hexcel Corp.(b)	$10,967,405
141,900	Triumph Group, Inc.	11,139,150

		22,106,555

	Airlines – 0.9%
333,041	Spirit Airlines, Inc.(b)	8,445,920

	Auto Components – 0.7%
179,612	Dorman Products, Inc.	6,683,362

	Biotechnology – 6.8%
189,620	Aegerion Pharmaceuticals, Inc.(b)	7,649,271
534,920	Alkermes PLC(b)	12,682,953
198,944	Cubist Pharmaceuticals, Inc.(b)	9,314,558
382,795	Emergent Biosolutions, Inc.(b)	5,351,474
617,098	Exact Sciences Corp.(b)	6,047,560
276,286	Myriad Genetics, Inc.(b)	7,017,665
641,313	Neurocrine Biosciences, Inc.(b)	7,785,540
109,796	Synageva BioPharma Corp.(b)	6,029,996

		61,879,017

	Capital Markets – 2.6%
368,177	Financial Engines, Inc.	13,335,371
287,205	Stifel Financial Corp.(b)	9,957,397

		23,292,768

	Chemicals – 1.8%
184,807	American Vanguard Corp.	5,644,006
649,350	Flotek Industries, Inc.(b)	10,616,872

		16,260,878

	Commercial Banks – 4.0%
191,627	Bank of the Ozarks, Inc.	8,498,657
799,989	Boston Private Financial Holdings, Inc.	7,903,891
109,780	Signature Bank(b)	8,646,273
70,201	SVB Financial Group(b)	4,980,059
157,364	Texas Capital Bancshares, Inc.(b)	6,365,374

		36,394,254

	Communications Equipment – 2.1%
574,822	Ciena Corp.(b)	9,202,900
441,169	Ixia(b)	9,546,897

		18,749,797

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 1.0%
303,296	MasTec, Inc.(b)	$8,841,078

	Consumer Finance – 0.8%
248,231	Encore Capital Group, Inc.(b)	7,471,753

	Distributors – 0.7%
138,776	Pool Corp.	6,661,248

	Diversified Consumer Services – 1.8%
129,820	Bright Horizons Family Solutions, Inc.(b)	4,386,618
486,217	Grand Canyon Education, Inc.(b)	12,345,049

		16,731,667

	Diversified Financial Services – 0.9%
211,871	MarketAxess Holdings, Inc.	7,902,788

	Electrical Equipment – 1.6%
165,345	Polypore International, Inc.(b)	6,643,562
352,836	Thermon Group Holdings, Inc.(b)	7,836,488

		14,480,050

	Electronic Equipment, Instruments & Components – 3.0%
138,597	FEI Co.	8,946,436
149,838	IPG Photonics Corp.	9,950,742
200,520	Measurement Specialties, Inc.(b)	7,974,680

		26,871,858

	Energy Equipment & Services – 3.7%
113,781	Dril-Quip, Inc.(b)	9,918,290
325,573	Forum Energy Technologies, Inc.(b)	9,363,479
274,935	Helix Energy Solutions Group, Inc.(b)	6,290,513
124,786	Lufkin Industries, Inc.	8,284,543

		33,856,825

	Food & Staples Retailing – 1.0%
177,479	Susser Holdings Corp.(b)	9,070,952

	Health Care Equipment & Supplies – 6.2%
217,604	Abaxis, Inc.	10,297,021
80,602	Analogic Corp.	6,369,170
409,782	Conceptus, Inc.(b)	9,896,235
127,361	Cyberonics, Inc.(b)	5,961,768
536,851	Endologix, Inc.(b)	8,670,144
104,308	ICU Medical, Inc.(b)	6,148,957
337,837	Insulet Corp.(b)	8,736,465

		56,079,760

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – 4.1%
236,649	Acadia Healthcare Co., Inc.(b)	$6,955,114
248,586	Emeritus Corp.(b)	6,908,205
391,337	Hanger Orthopedic Group, Inc.(b)	12,338,856
291,475	Team Health Holdings, Inc.(b)	10,603,860

		36,806,035

	Health Care Technology – 1.9%
573,824	MedAssets, Inc.(b)	11,046,112
112,908	Medidata Solutions, Inc.(b)	6,546,406

		17,592,518

	Hotels, Restaurants & Leisure – 3.3%
27,181	Panera Bread Co., Class A(b)	4,491,389
579,940	SHFL entertainment, Inc.(b)	9,609,606
296,500	Texas Roadhouse, Inc.	5,986,335
154,451	Vail Resorts, Inc.	9,625,386

		29,712,716

	Insurance – 1.1%
282,572	Amtrust Financial Services, Inc.	9,791,120

	Internet & Catalog Retail – 1.2%
341,930	HomeAway, Inc.(b)	11,112,725

	Internet Software & Services – 5.0%
318,405	Angie’s List, Inc.(b)	6,291,683
222,256	Cornerstone OnDemand, Inc.(b)	7,578,930
125,310	CoStar Group, Inc.(b)	13,716,432
367,982	Dealertrack Technologies, Inc.(b)	10,811,311
102,106	OpenTable, Inc.(b)	6,430,636

		44,828,992

	IT Services – 1.0%
382,671	InterXion Holding NV(b)	9,268,292

	Life Sciences Tools & Services – 1.3%
296,307	PAREXEL International Corp.(b)	11,707,090

	Machinery – 5.2%
139,876	Chart Industries, Inc.(b)	11,191,479
421,125	Manitowoc Co., Inc. (The)	8,658,330
63,485	Middleby Corp. (The)(b)	9,659,243
165,018	Proto Labs, Inc.(b)	8,102,384
181,731	RBC Bearings, Inc.(b)	9,188,319

		46,799,755

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 3.9%
269,127	Approach Resources, Inc.(b)	$6,623,216
200,916	Gulfport Energy Corp.(b)	9,207,980
280,890	Oasis Petroleum, Inc.(b)	10,693,482
176,626	Rosetta Resources, Inc.(b)	8,403,865

		34,928,543

	Pharmaceuticals – 0.8%
236,923	Pacira Pharmaceuticals, Inc.(b)	6,837,598

	Professional Services – 5.7%
208,573	Advisory Board Co. (The)(b)	10,954,254
225,914	Corporate Executive Board Co. (The)	13,139,158
226,604	Huron Consulting Group, Inc.(b)	9,136,673
332,293	On Assignment, Inc.(b)	8,410,336
392,387	WageWorks, Inc.(b)	9,821,447

		51,461,868

	Road & Rail – 1.2%
113,249	Genesee & Wyoming, Inc., Class A(b)	10,544,614

	Semiconductors & Semiconductor Equipment – 5.2%
241,098	Cavium, Inc.(b)	9,357,013
154,496	Hittite Microwave Corp.(b)	9,356,278
194,844	Semtech Corp.(b)	6,895,529
175,717	Silicon Laboratories, Inc.(b)	7,267,655
225,533	Ultratech, Inc.(b)	8,915,320
370,109	Volterra Semiconductor Corp.(b)	5,255,548

		47,047,343

	Software – 7.6%
265,822	Aspen Technology, Inc.(b)	8,583,392
108,800	CommVault Systems, Inc.(b)	8,919,424
289,465	Guidewire Software, Inc.(b)	11,127,035
239,779	Imperva, Inc.(b)	9,231,491
319,360	QLIK Technologies, Inc.(b)	8,249,069
161,904	Sourcefire, Inc.(b)	9,589,574
121,617	Ultimate Software Group, Inc. (The)(b)	12,667,627

		68,367,612

	Specialty Retail – 4.8%
255,978	Asbury Automotive Group, Inc.(b)	9,391,833
93,830	Cabela’s, Inc.(b)	5,702,987
412,995	Chico’s FAS, Inc.	6,938,316
130,964	Hibbett Sports, Inc.(b)	7,369,344
95,554	Lumber Liquidators Holdings, Inc.(b)	6,709,802
246,654	rue21, Inc.(b)	7,249,161

		43,361,443

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Textiles, Apparel & Luxury Goods – 1.8%
151,699	Oxford Industries, Inc.	$8,055,217
390,647	Tumi Holdings, Inc.(b)	8,180,148

		16,235,365

	Total Common Stocks (Identified Cost $701,210,028)	878,184,159

Principal Amount

Short-Term Investments – 3.0%
$26,859,511	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $26,859,511 on 4/01/2013 collateralized by $26,315,000 Federal National Mortgage Association, 2.000% due 8/18/2015 valued at $27,400,494 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,859,511)	$26,859,511

	Total Investments – 100.1% (Identified Cost $728,069,539)(a)	905,043,670
	Other assets less liabilities – (0.1)%	(953,246)

	Net Assets – 100.0%	$904,090,424

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $728,069,539 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$184,267,074
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,292,943)

	Net unrealized appreciation	$176,974,131

(b)	Non-income producing security.

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2013 (Unaudited)

Software	7.6%
Biotechnology	6.8
Health Care Equipment & Supplies	6.2
Professional Services	5.7
Semiconductors & Semiconductor Equipment	5.2
Machinery	5.2
Internet Software & Services	5.0
Specialty Retail	4.8
Health Care Providers & Services	4.1
Commercial Banks	4.0
Oil, Gas & Consumable Fuels	3.9
Energy Equipment & Services	3.7
Hotels, Restaurants & Leisure	3.3
Electronic Equipment, Instruments & Components	3.0
Capital Markets	2.6
Aerospace & Defense	2.4
Communications Equipment	2.1
Other Investments, less than 2% each	21.5
Short-Term Investments	3.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 96.7% of Net Assets

	Auto Components – 1.4%
472,300	Dana Holding Corp.	$8,421,109
172,744	Tenneco, Inc.(b)	6,790,567

		15,211,676

	Building Products – 0.7%
146,078	Armstrong World Industries, Inc.(b)	8,164,299

	Capital Markets – 1.0%
183,623	Safeguard Scientifics, Inc.(b)	2,901,243
238,176	Stifel Financial Corp.(b)	8,257,562

		11,158,805

	Chemicals – 3.4%
189,837	Cabot Corp.	6,492,426
112,430	Koppers Holdings, Inc.	4,944,671
113,012	Minerals Technologies, Inc.	4,691,128
282,814	Olin Corp.	7,132,569
255,794	Tronox Ltd., Class A	5,067,279
83,411	WR Grace & Co.(b)	6,465,187
182,181	Zep, Inc.	2,734,537

		37,527,797

	Commercial Banks – 9.8%
587,102	BancorpSouth, Inc.	9,569,763
618,248	Cathay General Bancorp	12,439,150
159,134	City National Corp.	9,374,584
495,700	CVB Financial Corp.	5,586,539
482,130	First Financial Bancorp	7,738,186
138,673	First Financial Bankshares, Inc.	6,739,508
160,056	IBERIABANK Corp.	8,006,001
240,589	PacWest Bancorp	7,003,546
249,560	Pinnacle Financial Partners, Inc.(b)	5,829,722
260,432	Popular, Inc.(b)	7,190,527
183,036	Prosperity Bancshares, Inc.	8,674,076
133,352	Signature Bank(b)	10,502,803
264,608	Wintrust Financial Corp.	9,801,080

		108,455,485

	Commercial Services & Supplies – 3.8%
586,807	ACCO Brands Corp.(b)	3,919,871
452,349	KAR Auction Services, Inc.	9,060,551
144,766	McGrath Rentcorp	4,502,223
161,861	Performant Financial Corp.(b)	1,987,653
335,347	Rollins, Inc.	8,232,769
113,921	Team, Inc.(b)	4,678,735
182,077	Waste Connections, Inc.	6,551,130
145,448	West Corp.(b)	2,791,147

		41,724,079

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Communications Equipment – 1.5%
955,221	Brocade Communications Systems, Inc.(b)	$5,511,625
662,976	Harmonic, Inc.(b)	3,838,631
214,858	NETGEAR, Inc.(b)	7,199,892

		16,550,148

	Computers & Peripherals – 0.4%
371,994	QLogic Corp.(b)	4,315,130

	Construction & Engineering – 1.3%
289,603	MYR Group, Inc.(b)	7,112,650
327,074	Primoris Services Corp.	7,231,606

		14,344,256

	Consumer Finance – 1.2%
93,736	Cash America International, Inc.	4,918,328
503,699	DFC Global Corp.(b)	8,381,551

		13,299,879

	Distributors – 0.4%
89,097	Core-Mark Holding Co., Inc.	4,571,567

	Diversified Financial Services – 0.8%
222,094	MarketAxess Holdings, Inc.	8,284,106

	Electric Utilities – 2.5%
253,124	ALLETE, Inc.	12,408,139
60,113	ITC Holdings Corp.	5,365,686
261,847	UIL Holdings Corp.	10,366,523

		28,140,348

	Electrical Equipment – 3.8%
242,553	AZZ, Inc.	11,691,055
181,646	Belden, Inc.	9,382,016
128,758	EnerSys(b)	5,868,790
195,376	General Cable Corp.(b)	7,156,623
148,139	Global Power Equipment Group, Inc.	2,610,209
285,438	II-VI, Inc.(b)	4,863,863

		41,572,556

	Electronic Equipment, Instruments & Components – 3.3%
119,840	Cognex Corp.	5,051,256
189,426	GSI Group, Inc.(b)	1,615,804
122,912	Littelfuse, Inc.	8,339,579
337,014	Methode Electronics, Inc.	4,340,740
166,474	Rogers Corp.(b)	7,927,492
696,707	Vishay Intertechnology, Inc.(b)	9,482,182

		36,757,053

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 2.6%
369,042	Helix Energy Solutions Group, Inc.(b)	$8,443,681
149,148	Lufkin Industries, Inc.	9,901,936
148,637	Oceaneering International, Inc.	9,870,983

		28,216,600

	Food & Staples Retailing – 0.9%
62,891	Casey’s General Stores, Inc.	3,666,545
348,659	Spartan Stores, Inc.	6,118,966

		9,785,511

	Food Products – 1.9%
329,955	Darling International, Inc.(b)	5,925,992
147,190	Ingredion, Inc.	10,644,781
52,080	J & J Snack Foods Corp.	4,004,431

		20,575,204

	Gas Utilities – 1.0%
71,432	New Jersey Resources Corp.	3,203,725
191,980	UGI Corp.	7,370,112

		10,573,837

	Health Care Equipment & Supplies – 1.1%
111,089	SurModics, Inc.(b)	3,027,175
112,062	Teleflex, Inc.	9,470,360

		12,497,535

	Health Care Providers & Services – 2.8%
303,234	Bio-Reference Labs, Inc.(b)	7,878,019
193,953	Hanger Orthopedic Group, Inc.(b)	6,115,338
104,030	MEDNAX, Inc.(b)	9,324,209
136,766	WellCare Health Plans, Inc.(b)	7,926,958

		31,244,524

	Hotels, Restaurants & Leisure – 3.7%
139,446	Churchill Downs, Inc.	9,766,798
66,841	Cracker Barrel Old Country Store, Inc.	5,404,095
233,793	Marriott Vacations Worldwide Corp.(b)	10,032,058
98,830	Six Flags Entertainment Corp.	7,163,198
124,251	Wyndham Worldwide Corp.	8,011,704

		40,377,853

	Household Durables – 1.4%
298,359	Jarden Corp.(b)	12,784,683
160,487	La-Z-Boy, Inc.	3,028,390

		15,813,073

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Industrial Conglomerates – 0.8%
276,158	Raven Industries, Inc.	$9,281,670

	Insurance – 3.8%
446,540	Employers Holdings, Inc.	10,471,363
326,467	HCC Insurance Holdings, Inc.	13,721,408
216,618	ProAssurance Corp.	10,252,530
133,959	Reinsurance Group of America, Inc., Class A	7,993,333

		42,438,634

	Internet & Catalog Retail – 1.0%
106,960	HSN, Inc.	5,867,826
73,575	Liberty Ventures, Series A(b)	5,560,798

		11,428,624

	Internet Software & Services – 0.6%
51,422	IAC/InterActiveCorp	2,297,535
341,227	Perficient, Inc.(b)	3,978,707

		6,276,242

	IT Services – 2.8%
371,258	Convergys Corp.	6,322,524
354,406	Euronet Worldwide, Inc.(b)	9,335,054
194,135	WEX, Inc.(b)	15,239,597

		30,897,175

	Machinery – 5.5%
172,663	Actuant Corp., Class A	5,286,941
110,937	Alamo Group, Inc.	4,243,340
225,097	Albany International Corp., Class A	6,505,303
388,545	Altra Holdings, Inc.	10,576,195
185,466	John Bean Technologies Corp.	3,848,420
23,370	Middleby Corp. (The)(b)	3,555,746
131,292	RBC Bearings, Inc.(b)	6,638,124
231,958	TriMas Corp.(b)	7,531,676
123,266	Wabtec Corp.	12,586,691

		60,772,436

	Marine – 0.8%
121,016	Kirby Corp.(b)	9,294,029

	Media – 1.9%
67,064	Arbitron, Inc.	3,143,290
186,322	John Wiley & Sons, Inc., Class A	7,259,105
570,006	Live Nation Entertainment, Inc.(b)	7,050,974
213,322	National CineMedia, Inc.	3,366,221

		20,819,590

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – 2.4%
102,828	Haynes International, Inc.	$5,686,388
502,344	Horsehead Holding Corp.(b)	5,465,503
116,827	Reliance Steel & Aluminum Co.	8,314,578
440,342	SunCoke Energy, Inc.(b)	7,190,785

		26,657,254

	Multi Utilities – 0.4%
96,223	NorthWestern Corp.	3,835,449

	Multiline Retail – 0.5%
398,351	Fred’s, Inc. Class A	5,449,442

	Oil, Gas & Consumable Fuels – 1.2%
54,976	Berry Petroleum Co., Class A	2,544,839
389,935	EPL Oil & Gas, Inc.(b)	10,454,157

		12,998,996

	REITs—Apartments – 2.4%
213,247	American Campus Communities, Inc.	9,668,619
124,279	Home Properties, Inc.	7,881,774
133,984	Mid-America Apartment Communities, Inc.	9,252,935

		26,803,328

	REITs—Diversified – 1.2%
224,639	DuPont Fabros Technology, Inc.	5,451,988
157,581	Potlatch Corp.	7,226,665

		12,678,653

	REITs—Healthcare – 1.0%
365,621	Omega Healthcare Investors, Inc.	11,100,254

	REITs—Hotels – 0.9%
1,629,443	Hersha Hospitality Trust	9,515,947

	REITs—Office Property – 1.0%
532,268	BioMed Realty Trust, Inc.	11,496,989

	REITs—Single Tenant – 0.6%
195,910	National Retail Properties, Inc.	7,086,065

	REITs—Storage – 2.1%
701,228	CubeSmart	11,079,403
180,366	Sovran Self Storage, Inc.	11,631,803

		22,711,206

	Road & Rail – 3.0%
417,664	Avis Budget Group, Inc.(b)	11,623,589
62,675	Genesee & Wyoming, Inc., Class A(b)	5,835,669
293,871	Old Dominion Freight Line, Inc.(b)	11,225,872
207,617	Werner Enterprises, Inc.	5,011,875

		33,697,005

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.6%
284,234	Magnachip Semiconductor Corp.(b)	$4,920,090
278,294	Semtech Corp.(b)	9,848,825
623,606	Teradyne, Inc.(b)	10,114,889
282,430	Volterra Semiconductor Corp.(b)	4,010,506

		28,894,310

	Software – 2.2%
48,493	MicroStrategy, Inc., Class A(b)	4,901,672
285,214	Monotype Imaging Holdings, Inc.	6,773,833
234,725	SS&C Technologies Holdings, Inc.(b)	7,037,056
179,411	Synchronoss Technologies, Inc.(b)	5,567,123

		24,279,684

	Specialty Retail – 3.9%
282,867	Barnes & Noble, Inc.(b)	4,653,162
170,258	Genesco, Inc.(b)	10,230,803
529,563	Hot Topic, Inc.	7,350,335
105,292	Jos. A. Bank Clothiers, Inc.(b)	4,201,151
175,920	Rent-A-Center, Inc.	6,498,485
363,798	Sally Beauty Holdings, Inc.(b)	10,688,385

		43,622,321

	Thrifts & Mortgage Finance – 0.6%
557,049	Capitol Federal Financial, Inc.	6,723,581

	Trading Companies & Distributors – 2.1%
75,188	DXP Enterprises, Inc.(b)	5,616,544
211,603	H&E Equipment Services, Inc.	4,316,701
341,141	Rush Enterprises, Inc., Class A(b)	8,228,321
198,975	Titan Machinery, Inc.(b)	5,521,556

		23,683,122

	Transportation Infrastructure – 0.3%
251,543	Wesco Aircraft Holdings, Inc.(b)	3,702,713

	Water Utilities – 0.4%
222,776	Middlesex Water Co.	4,348,587

	Total Common Stocks (Identified Cost $723,718,606)	1,069,654,627

Closed End Investment Companies – 1.5%
468,764	Ares Capital Corp.	8,484,629
777,711	Fifth Street Finance Corp.	8,570,375

	Total Closed End Investment Companies (Identified Cost $14,777,422)	17,055,004

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Warrants – 0.0%
67,892	Magnum Hunter Resources Corp., Expiration on 10/14/2013 at $10.50(b)(c)(d) (Identified Cost $0)	$—

Principal Amount

Short-Term Investments – 2.1%
$22,901,296	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $22,901,296 on 4/01/2013 collateralized by $23,365,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $23,360,168 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $22,901,296)	$22,901,296

	Total Investments – 100.3% (Identified Cost $761,397,324)(a)	1,109,610,927
	Other assets less liabilities – (0.3)%	(2,937,391)

	Net Assets – 100.0%	$1,106,673,536

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $761,399,998 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$360,251,431
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,040,502)

	Net unrealized appreciation	$348,210,929

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s investment adviser.
(d)	Illiquid security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2013 (Unaudited)

Commercial Banks	9.8%
Machinery	5.5
Specialty Retail	3.9
Insurance	3.8
Commercial Services & Supplies	3.8
Electrical Equipment	3.8
Hotels, Restaurants & Leisure	3.7
Chemicals	3.4
Electronic Equipment, Instruments & Components	3.3
Road & Rail	3.0
Health Care Providers & Services	2.8
IT Services	2.8
Semiconductors & Semiconductor Equipment	2.6
Energy Equipment & Services	2.6
Electric Utilities	2.5
REITs — Apartments	2.4
Metals & Mining	2.4
Software	2.2
Trading Companies & Distributors	2.1
REITs — Storage	2.1
Other Investments, less than 2% each	29.7
Short-Term Investments	2.1

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2013 (Unaudited)

	Small Cap Growth Fund		Small Cap Value Fund
ASSETS
Investments at cost	$728,069,539		$761,397,324
Net unrealized appreciation	176,974,131		348,213,603

Investments at value	905,043,670		1,109,610,927
Cash	74,716		306,398
Receivable for Fund shares sold	1,249,876		1,024,654
Receivable for securities sold	4,981,929		—
Dividends and interest receivable	119,552		1,281,641

TOTAL ASSETS	911,469,743		1,112,223,620

LIABILITIES
Payable for securities purchased	5,157,975		3,861,203
Payable for Fund shares redeemed	1,402,558		689,256
Management fees payable (Note 5)	550,430		664,117
Deferred Trustees’ fees (Note 5)	83,309		152,229
Administrative fees payable (Note 5)	33,344		40,922
Payable to distributor (Note 5d)	11,274		13,485
Other accounts payable and accrued expenses	140,429		128,872

TOTAL LIABILITIES	7,379,319		5,550,084

NET ASSETS	$904,090,424		$1,106,673,536

NET ASSETS CONSIST OF:
Paid-in capital	$724,621,014		$729,187,826
Accumulated net investment (loss)/Undistributed net investment income	(7,137,086)		331,591
Accumulated net realized gain on investments	9,632,365		28,940,516
Net unrealized appreciation on investments	176,974,131		348,213,603

NET ASSETS	$904,090,424		$1,106,673,536

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$709,001,054		$655,386,492

Shares of beneficial interest	33,009,380		19,474,884

Net asset value, offering and redemption price per share	$21.48		$33.65

Retail Class:
Net assets	$195,088,308		$379,376,652

Shares of beneficial interest	9,468,522		11,378,775

Net asset value, offering and redemption price per share	$20.60		$33.34

Admin Class:
Net assets	$—		$71,909,343

Shares of beneficial interest	—		2,200,894

Net asset value, offering and redemption price per share	$—		$32.67

Class N:
Net assets	$1,062		$1,049

Shares of beneficial interest	49		31

Net asset value, offering and redemption price per share	$21.48	*	$33.66	*

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

21  |

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2013 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,428,018 (a)	$9,529,104
Interest	1,096	638

	1,429,114	9,529,742

Expenses
Management fees (Note 5)	3,120,474	3,801,963
Service and distribution fees (Note 5)	263,391	604,675
Administrative fees (Note 5)	184,367	224,623
Trustees’ fees and expenses (Note 5)	16,985	20,994
Transfer agent fees and expenses (Notes 5 and 6)	552,038	541,958
Audit and tax services fees	18,934	21,537
Custodian fees and expenses	20,292	18,076
Legal fees	5,609	6,867
Registration fees	59,207	56,505
Shareholder reporting expenses	89,374	93,327
Miscellaneous expenses	12,327	14,680

Total expenses	4,342,998	5,405,205
Less waiver and/or expense reimbursement (Note 5)	(38,509)	(238,173)

Net expenses	4,304,489	5,167,032

Net investment income (loss)	(2,875,375)	4,362,710

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	22,219,938	36,817,926
Net change in unrealized appreciation (depreciation) on:
Investments	79,049,917	117,778,574

Net realized and unrealized gain on investments	101,269,855	154,596,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,394,480	$158,959,210

(a)	Includes non-recurring dividends of $505,661.

See accompanying notes to financial statements.

|  22

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income (loss)	$(2,875,375)	$(4,991,954)	$4,362,710	$6,076,844
Net realized gain on investments	22,219,938	14,608,048	36,817,926	49,521,017
Net change in unrealized appreciation (depreciation) on investments	79,049,917	100,644,997	117,778,574	195,787,207

Net increase in net assets resulting from operations	98,394,480	110,261,091	158,959,210	251,385,068

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(5,790,803)	(1,033,252)
Retail Class	—	—	(2,562,409)	—
Admin Class	—	—	(317,577)	—
Net realized capital gains
Institutional Class	—	—	(501,108)	—
Retail Class	—	—	(299,758)	—
Admin Class	—	—	(57,681)	—

Total distributions	—	—	(9,529,336)	(1,033,252)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(23,594,227)	451,606,631	(26,865,630)	(111,263,616)

Net increase in net assets	74,800,253	561,867,722	122,564,244	139,088,200
NET ASSETS
Beginning of the period	829,290,171	267,422,449	984,109,292	845,021,092

End of the period	$904,090,424	$829,290,171	$1,106,673,536	$984,109,292

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(7,137,086)	$(4,261,711)	$331,591	$4,639,670

See accompanying notes to financial statements.

23  |

This Page Intentionally Left Blank

|  24

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment loss (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
SMALL CAP GROWTH FUND

Institutional Class
3/31/2013(g)	$19.17	$(0.06	)(h)	$2.37	$2.31	$—	$—	$—
9/30/2012	15.06	(0.14)		4.25	4.11	—	—	—
9/30/2011	14.03	(0.13)		1.16 (i)	1.03	—	—	—
9/30/2010	11.58	(0.11	)(k)	2.56	2.45	—	—	—
9/30/2009	13.07	(0.07)		(1.42)	(1.49)	—	—	—
9/30/2008	15.87	(0.07)		(2.73)	(2.80)	—	—	—

Retail Class
3/31/2013(g)	18.41	(0.08	)(h)	2.27	2.19	—	—	—
9/30/2012	14.52	(0.19)		4.08	3.89	—	—	—
9/30/2011	13.55	(0.18)		1.15 (i)	0.97	—	—	—
9/30/2010	11.21	(0.13	)(k)	2.47	2.34	—	—	—
9/30/2009	12.69	(0.09)		(1.39)	(1.48)	—	—	—
9/30/2008	15.45	(0.10)		(2.66)	(2.76)	—	—	—

Class N
3/31/2013*	20.22	(0.02)		1.28	1.26	—	—	—

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 1, 2009, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07) and $(0.09) for Institutional Class and Retail Class, respectively, total return would have been 12.00% and 11.84% for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.74)% and (1.03)% for Institutional Class and Retail Class, respectively.
(i)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(j)	Includes fee/expense recovery of 0.03%.
(k)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.12) and $(0.14) for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.92)% and (1.17)% for Institutional Class and Retail Class, respectively.

See accompanying notes to financial statements.

25  |

				Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment loss (%) (f)		Portfolio turnover rate (%)

$—	$21.48	12.05 (h)	$709,001	0.96		0.96		(0.62	)(h)	28
—	19.17	27.29	599,469	0.95		0.95		(0.79)		77
—	15.06	7.34	154,313	0.98	(j)	0.98	(j)	(0.78)		76
—	14.03	21.16	52,501	1.00		1.06		(0.85	)(k)	69
—	11.58	(11.40)	45,557	1.00		1.01		(0.68)		107
0.00	13.07	(17.64)	44,540	1.00		1.01		(0.47)		92

—	20.60	11.90 (h)	195,088	1.25		1.29		(0.89	)(h)	28
—	18.41	26.79	229,822	1.25		1.28		(1.09)		77
—	14.52	7.16	113,110	1.25		1.27		(1.07)		76
—	13.55	20.87	75,344	1.25		1.39		(1.10	)(k)	69
—	11.21	(11.66)	75,478	1.25		1.43		(0.93)		107
0.00	12.69	(17.86)	79,897	1.25		1.42		(0.70)		92

—	21.48	6.23	1	0.95		3.03		(0.72)		28

See accompanying notes to financial statements.

|  26

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions
SMALL CAP VALUE FUND

Institutional Class
3/31/2013(g)	$29.14	$0.15		$4.68	$4.83	$(0.30)	$(0.02)	$(0.32)
9/30/2012	22.36	0.21		6.62	6.83	(0.05)	—	(0.05)
9/30/2011	22.93	0.09	(i)	(0.50)	(0.41)	(0.16)	—	(0.16)
9/30/2010	20.66	0.11		2.23	2.34	(0.07)	—	(0.07)
9/30/2009	22.01	0.09		(1.32)	(1.23)	(0.11)	(0.01)	(0.12)
9/30/2008	28.77	0.11	(j)	(4.03)	(3.92)	(0.06)	(2.78)	(2.84)

Retail Class
3/31/2013(g)	28.84	0.11		4.63	4.74	(0.22)	(0.02)	(0.24)
9/30/2012	22.14	0.13		6.57	6.70	—	—	—
9/30/2011	22.71	0.02	(i)	(0.48)	(0.46)	(0.11)	—	(0.11)
9/30/2010	20.47	0.06		2.21	2.27	(0.03)	—	(0.03)
9/30/2009	21.79	0.04		(1.30)	(1.26)	(0.05)	(0.01)	(0.06)
9/30/2008	28.52	0.05	(j)	(4.00)	(3.95)	—	(2.78)	(2.78)

Admin Class
3/31/2013(g)	28.22	0.07		4.54	4.61	(0.14)	(0.02)	(0.16)
9/30/2012	21.72	0.06		6.44	6.50	—	—	—
9/30/2011	22.30	(0.04	)(i)	(0.49)	(0.53)	(0.05)	—	(0.05)
9/30/2010	20.11	0.00		2.19	2.19	—	—	—
9/30/2009	21.40	0.00		(1.28)	(1.28)	(0.00)	(0.01)	(0.01)
9/30/2008	28.13	(0.01	)(j)	(3.94)	(3.95)	—	(2.78)	(2.78)

Class N
3/31/2013*	32.08	(0.00)		1.58	1.58	—	—	—

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 1, 2009, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.07, $0.01 and $(0.06) for Institutional Class, Retail Class and Admin Class, respectively, total return would have been (1.93)%, (2.16)% and (2.44)% for Institutional Class, Retail Class and Admin Class, respectively and the ratio of net investment income (loss) to average net assets would have been 0.28%, 0.03% and (0.22)% for Institutional Class, Retail Class and Admin Class, respectively.
(j)	Includes a non-recurring dividend of $0.02 per share.

See accompanying notes to financial statements.

27  |

					Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—	$33.65	16.74		$655,386	0.90		0.92		0.98		9
—	29.14	30.59		572,776	0.90	(h)	0.90	(h)	0.76		19
—	22.36	(1.88	)(i)	431,761	0.90		0.93		0.33	(i)	42
—	22.93	11.39		454,853	0.90		0.94		0.50		52
0.00	20.66	(5.42)		506,324	0.90		0.94		0.52		55
0.00	22.01	(15.02)		553,268	0.89		0.89		0.47		61

—	33.34	16.57		379,377	1.15		1.23		0.73		9
—	28.84	30.26		343,480	1.15		1.22		0.49		19
—	22.14	(2.12	)(i)	347,759	1.15		1.22		0.08	(i)	42
—	22.71	11.10		383,934	1.15		1.24		0.26		52
0.00	20.47	(5.66)		387,383	1.15		1.31		0.26		55
0.00	21.79	(15.21)		464,525	1.15		1.27		0.21		61

—	32.67	16.44		71,909	1.40		1.53		0.48		9
—	28.22	29.93		67,853	1.40		1.52		0.24		19
—	21.72	(2.40	)(i)	65,500	1.40		1.52		(0.17	)(i)	42
—	22.30	10.89		73,443	1.40		1.56		0.02		52
0.00	20.11	(5.93)		74,195	1.40		1.77		0.02		55
0.00	21.40	(15.44)		77,855	1.40		1.68		(0.04)		61

—	33.66	4.93		1	0.85		2.88		(0.02)		9

See accompanying notes to financial statements.

|  28

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.   Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. The Funds continue to offer Institutional Class and Retail Class shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors. Effective February 1, 2013, each Fund began offering Class N shares to existing investors.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.   Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services

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generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for

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accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as expired capital loss carryforwards, distribution in excess of current earnings, net operating losses and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$—	$—
Small Cap Value Fund	1,033,252	—	1,033,252

As of September 30, 2012, the late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund
Late-year ordinary and post-October capital loss deferrals*	$(16,260,177)	$(5,815,935)

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

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f.  Repurchase Agreements. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

g.   Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2013, neither Fund had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which

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could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$878,184,159	$—	$—	$878,184,159
Short-Term Investments	—	26,859,511	—	26,859,511

Total	$878,184,159	$26,859,511	$—	$905,043,670

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,069,654,627	$—	$—	$1,069,654,627
Closed End Investment Companies	17,055,004	—	—	17,055,004
Warrants(b)	—	—	—	—
Short-Term Investments	—	22,901,296	—	22,901,296

Total	$1,086,709,631	$22,901,296	$—	$1,109,610,927

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued at zero using Level 2 inputs.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$227,498,606	$250,968,569
Small Cap Value Fund	86,358,237	126,670,081

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5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Small Cap Growth Fund	$3,120,474	0.75%
Small Cap Value Fund	3,801,963	0.75%

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For the six months ended March 31, 2013, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Growth Fund	$—	$38,506	$—	$3	$38,509
Small Cap Value Fund	55,023	138,729	44,418	3	238,173

1 Expense reimbursements are subject to possible recovery until September 30, 2014.

No expenses were recovered for either of the Funds during the six months ended March 31, 2013 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$263,391	$—
Small Cap Value Fund	82,932	438,811	82,932

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$184,367
Small Cap Value Fund	224,623

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The

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reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$341,547	$134,841	$—
Small Cap Value Fund	220,963	235,321	61,807

As of March 31, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$8,050	$3,224	$—
Small Cap Value Fund	5,882	5,883	1,720

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in

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aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2013, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	0.81%	1.18%	1.99%
Small Cap Value Fund	1.16%	2.00%	3.16%

Additionally, as of March 31, 2013, Natixis US held shares of each Fund representing less than 0.01% of the Funds’ net assets.

6.  Class-Specific Expenses. For the period ended March 31, 2013, the class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable) for each Fund were as follows:

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$350,625	$201,410	$—	$3
Small Cap Value Fund	233,303	244,222	64,430	3

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit.

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Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, neither Fund had borrowings under these agreements.

8.   Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2013, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$34,910
Small Cap Value Fund	16,155

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,024,807	$115,205,356	25,012,829	$444,379,599
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(4,289,351)	(82,422,041)	(3,982,168)	(71,766,116)

Net change	1,735,456	$32,783,315	21,030,661	$372,613,483

Retail Class
Issued from the sale of shares	1,438,413	$26,503,176	8,772,957	$149,204,216
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(4,450,487)	(82,881,718)	(4,084,044)	(70,211,068)

Net change	(3,012,074)	$(56,378,542)	4,688,913	$78,993,148

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9.   Capital Shares – continued.

	Small Cap Growth Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Class N*	Shares	Amount	Shares	Amount
Issued from the sale of shares	49	$1,000	—	$—
Issued in connection with the reinvestment of distribution	—	—	—	—
Redeemed	—	—	—	—

Net change	49	$1,000	—	$—

Increase (decrease) from capital share transactions	(1,276,569)	$(23,594,227)	25,719,574	$451,606,631

* From commencement of Class operations on February 1, 2013 through March 31, 2013.

	Small Cap Value Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,682,692	$52,438,660	4,160,980	$112,254,002
Issued in connection with the reinvestment of distributions	204,464	6,072,591	37,002	980,177
Redeemed	(2,065,896)	(63,634,800)	(3,852,812)	(105,017,313)

Net change	(178,740)	$(5,123,549)	345,170	$8,216,866

Retail Class
Issued from the sale of shares	668,499	$20,673,726	1,188,522	$32,260,155
Issued in connection with the reinvestment of distributions	96,978	2,855,026	—	—
Redeemed	(1,298,382)	(39,517,439)	(4,987,227)	(135,496,848)

Net change	(532,905)	$(15,988,687)	(3,798,705)	$(103,236,693)

Admin Class
Issued from the sale of shares	248,909	$7,486,870	593,951	$15,631,061
Issued in connection with the reinvestment of distributions	9,612	277,512	—	—
Redeemed	(461,971)	(13,518,776)	(1,205,509)	(31,874,850)

Net change	(203,450)	$(5,754,394)	(611,558)	$(16,243,789)

41  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

9.   Capital Shares – continued.

	Small Cap Value Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Class N*	Shares	Amount	Shares	Amount
Issued from the sale of shares	31	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	31	$1,000	—	$—

Increase (decrease) from capital share transactions	(915,064)	$(26,865,630)	(4,065,093)	$(111,263,616)

* From commencement of Class operations on February 1, 2013 through March 31, 2013.

10.  Special Meeting of Shareholders. A special meeting of shareholders of the Trusts was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trusts. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,511,468,867	21,320,866
Edmond J. English	1,514,733,688	18,056,045
David L. Giunta	1,510,789,556	22,000,177
Martin T. Meehan	1,513,458,428	19,331,305

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,908,768,243	24,689,516
Edmond J. English	1,907,921,154	25,536,605
David L. Giunta	1,907,548,640	25,909,119
Martin T. Meehan	1,906,909,667	26,548,092

* Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trusts: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  42

Loomis Sayles Bond Fund

Semiannual Report

March 31, 2013

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	31
Notes to Financial Statements	37

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA	Institutional Class	LSBDX
Daniel J. Fuss, CFA, CIC	Retail Class	LSBRX
Kathleen C. Gaffney, CFA*	Admin Class	LBFAX
Elaine M. Stokes	Class N	LSBNX

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the fund.

Objective

High total investment return through a combination of current income and capital appreciation

Strategy

The fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities, including investing primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years	Since Class N Inception

Institutional Class (Inception 5/16/91)	5.40%	10.46%	8.66%	9.70%	—%
Retail Class (Inception 12/31/96)	5.26	10.18	8.35	9.40	—
Admin Class (Inception 1/2/98)	5.13	9.91	8.07	9.12	—
Class N (Inception 2/1/13)	—	—	—	—	0.51

Comparative Performance
Barclays U.S. Government/Credit Bond Index(a)	0.21	4.56	5.50	5.06	0.77

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

1  |

ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

Proxy Voting Information

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis, Sayles & Company, L.P. at 800-633-3330; (ii) on the fund’s website, www.loomissayles.com, and (iii) on the SEC’s website, www.sec.gov. Information about how the fund voted proxies relating to portfolio securities during the 12 months ended June 30, 2012 is available on (i) the fund’s website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks,

each of which is the property of its respective owner. Such owner is not affiliated with

Natixis Global Asset Management or any of its related or affiliated companies

(collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement,

merchantability and fitness for a particular purpose) with respect to such information.

|  2

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (February 1, 2013 for Class N) through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,054.00	$3.23[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18*

Retail Class
Actual	$1,000.00	$1,052.60	$4.71[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63*

Admin Class
Actual	$1,000.00	$1,051.30	$6.09[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99*

3  |

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period 10/1/2012 – 3/31/2013
Class N
Actual	$1,000.00	$1,005.10[2]	$1.04[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.63%, 0.92%, 1.19% and 0.65% for Institutional, Retail, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]    Actual expenses for Institutional, Retail and Admin Class are equal to the Fund’s annualized expense ratio: 0.63%, 0.92% and 1.19%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]    Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

|  4

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.8% of Net Assets

Non-Convertible Bonds – 75.8%

	ABS Car Loan – 0.0%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,412,081

	ABS Home Equity – 0.1%
21,871,884	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.728%, 4/25/2035(b)	22,230,649

	Aerospace & Defense – 0.3%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,559,484
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	14,005,600
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,357,014
16,663,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	14,650,476
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	24,014,900
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,330,475

		65,917,949

	Airlines – 2.0%
51,400,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	53,633,903
22,300,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 7/15/2025, 144A	22,676,312
8,400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	8,505,000
4,945,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	5,167,525
32,200,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	32,361,000
6,513	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	6,513
1,591,284	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	1,623,109
993,484	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,026,667
1,964,748	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,072,810
4,722,969	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	4,935,503
2,001,280	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	2,113,953
2,429,332	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,815,595
2,319,757	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,609,726
2,504,683	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	2,711,320

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$2,716,823	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	$3,007,414
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,558,303
15,835,170	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	18,012,506
25,230,670	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	27,271,327
21,115,881	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	24,415,237
25,968,677	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	30,318,431
5,915,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	6,150,299
2,537,610	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,873,844
3,683,907	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,057,086
26,374,129	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	27,626,900
2,952,064	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	3,129,188
19,172,575	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	20,280,749
23,336,135	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,348,877
10,668,113	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	12,268,330
22,805,342	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	24,458,729
18,027,227	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	20,686,243
20,905,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	23,361,337
10,803,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	11,910,307
8,520,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	9,159,000
7,450,000	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	7,766,625

		445,919,668

	Automotive – 1.5%
385,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	407,137
3,700,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	4,130,125
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,962,402
9,392,000	Ford Motor Co., 6.375%, 2/01/2029	10,485,201
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	3,071,095
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,756,908

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$64,950,000	Ford Motor Co., 6.625%, 10/01/2028	$74,864,747
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,225,150
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	58,288,559
69,015,000	Ford Motor Co., 7.450%, 7/16/2031	87,284,375
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,916,030
55,235,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	60,948,564
7,040,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	7,776,757
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	9,225,581
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,101,410
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,278,125
6,400,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	6,984,000

		344,706,166

	Banking – 10.6%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, 3/29/2049, (EUR)	6,806,628
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	135,524,301
120,000	Ally Financial, Inc., 3.125%, 1/15/2016	121,500
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020	61,988,200
62,225,000	Ally Financial, Inc., 8.300%, 2/12/2015	69,069,750
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	40,391,427
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,567,189
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,231,999
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	8,463,304
3,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	3,163,591
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	42,088,121
1,670,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	2,232,983
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	81,542,940
16,060,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	14,770,831
3,260,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	3,678,672
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	40,353,546
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	36,341,431
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	27,595,684
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	48,613,368
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	22,866,000
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	29,808,000
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	18,761,937

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$42,420,000	Citigroup, Inc., 5.000%, 9/15/2014	$44,542,273
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,728,549
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	39,676,389
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	14,731,422
43,650,000	Citigroup, Inc., 6.125%, 5/15/2018	52,001,554
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	10,068,738
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	35,336,539
72,120,000	Citigroup, Inc., 6.375%, 8/12/2014	77,288,913
4,900,000	Citigroup, Inc., EMTN, 1.480%, 11/30/2017, (EUR)(b)	6,048,669
87,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	92,837,265
20,760,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	21,898,831
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	970,247
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	69,342,047
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,631,250
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	31,875,584
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	72,640,122
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,684,487
327,370,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	33,510,156
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	28,577,721
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	26,187,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 1/29/2049, 144A	4,270,500
83,493,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	93,627,046
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,385,564
9,600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	10,673,098
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	41,038,599
100,400,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	53,535,074
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.751%, 9/14/2018, (EUR)(b)	1,871,502
4,887,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	6,671,591
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	4,024,278
1,970,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,312,173
2,900,000	Morgan Stanley, 0.784%, 10/15/2015(b)	2,851,886
1,770,000	Morgan Stanley, 3.450%, 11/02/2015	1,854,918
6,270,000	Morgan Stanley, 3.800%, 4/29/2016	6,651,993
108,755,000	Morgan Stanley, 4.875%, 11/01/2022	115,292,481
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	136,187,019
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	171,392,002
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,388,726
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	131,634,117
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,931,330
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	21,250,449
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	11,038,848

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	$13,986,203
18,000,000	Morgan Stanley, Series F, MTN, 0.753%, 10/18/2016(b)	17,536,068
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	9,024,646
6,100,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	10,013,749
3,800,000	RBS Capital Trust A, 2.312%, 12/29/2049, (EUR)(b)	3,312,302
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	2,500,568
11,860,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	9,072,900
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	5,820,457
3,060,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	2,402,100
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	1,264,591
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	21,154,032
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	33,356,110
2,925,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	2,603,250
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,664,885
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	15,851,367
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,845,380
950,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	1,027,425
2,200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	2,832,113
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,380,657
1,800,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,841,814
3,070,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	3,807,385
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	7,556,510
12,900,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	16,081,139
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,128,916

		2,411,506,919

	Brokerage – 0.9%
13,130,000	Jefferies Group LLC, 3.875%, 11/09/2015	13,720,850
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	21,567,830
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,283,446
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	30,722,475
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	24,782,940
58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	67,915,841

		212,993,382

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Building Materials – 0.9%
$4,805,000	Masco Corp., 4.800%, 6/15/2015	$5,059,747
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,630,589
19,873,000	Masco Corp., 6.125%, 10/03/2016	22,192,259
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,557,953
23,972,000	Masco Corp., 7.125%, 3/15/2020	27,985,344
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,955,260
3,725,000	Owens Corning, Inc., 6.500%, 12/01/2016	4,193,780
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	58,234,344
35,870,000	USG Corp., 6.300%, 11/15/2016	38,022,200
17,605,000	USG Corp., 9.750%, 1/15/2018	20,861,925

		206,693,401

	Chemicals – 0.4%
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	20,960,100
2,915,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,017,025
2,610,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,479,500
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,577,716
10,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	11,461,081
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	23,290,500
3,486,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	3,102,540
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	9,609,250

		81,497,712

	Commercial Mortgage-Backed Securities – 0.0%
11,090,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(b)	11,144,585

	Construction Machinery – 0.4%
60,172,000	Case New Holland, Inc., 7.750%, 9/01/2013	61,616,128
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,272,396
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	27,669,259
6,815,000	United Rentals North America, Inc., 7.625%, 4/15/2022	7,615,763

		99,173,546

	Consumer Cyclical Services – 0.1%
5,525,000	ServiceMaster Co. (The), 7.000%, 8/15/2020, 144A	5,718,375
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	983,750
6,689,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	5,785,985

		12,488,110

	Diversified Manufacturing – 0.2%
1,435,000	Textron Financial Corp., 5.400%, 4/28/2013	1,439,746
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	578,351
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	41,116,340

		43,134,437

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Electric – 2.3%
$4,875,000	AES Corp. (The), 7.750%, 3/01/2014	$5,130,938
1,163,174	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,244,596
67,181,581	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	72,040,489
88,809,040	Bruce Mansfield Unit, 6.850%, 6/01/2034	96,260,119
3,750,236	CE Generation LLC, 7.416%, 12/15/2018	3,792,426
6,855,000	Edison Mission Energy, 7.625%, 5/15/2027(d)	3,667,425
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	65,510,925
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	23,619,152
4,150,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	5,489,974
2,750,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	3,646,719
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	341,402
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	6,437,149
8,663,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	10,694,525
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	11,039,685
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	826,165
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	3,025,809
140,976,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	136,394,280
7,425,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/2020, 144A	8,353,125
1,175,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	1,209,874
25,460,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	28,767,560
14,445,000	PPL Energy Supply LLC, 4.600%, 12/15/2021	15,393,863
165,001	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	173,247
23,535,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	17,592,413

		520,651,860

	Financial Other – 0.6%
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	79,244,897
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	54,715,796

		133,960,693

	Food & Beverage – 0.0%
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	6,957,437

	Government Guaranteed – 0.4%
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	87,775,854

	Government Owned – No Guarantee – 0.6%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	39,243,555
152,980,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	15,772,643
691,350,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	72,617,540
17,955,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	12,388,950

		140,022,688

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – 2.7%
$7,100,000	Boston Scientific Corp., 5.125%, 1/12/2017	$7,901,292
3,725,000	Boston Scientific Corp., 5.450%, 6/15/2014	3,919,598
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	18,012,225
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,258,475
4,895,000	HCA Holdings, Inc., 6.250%, 2/15/2021	5,219,294
13,400,000	HCA, Inc., 5.750%, 3/15/2014	13,885,750
12,860,000	HCA, Inc., 5.875%, 3/15/2022	13,856,650
162,835,000	HCA, Inc., 5.875%, 5/01/2023	169,348,400
17,380,000	HCA, Inc., 6.375%, 1/15/2015	18,618,325
50,875,000	HCA, Inc., 6.500%, 2/15/2016	55,708,125
3,045,000	HCA, Inc., 6.750%, 7/15/2013	3,088,772
27,204,000	HCA, Inc., 7.050%, 12/01/2027	26,659,920
20,287,000	HCA, Inc., 7.190%, 11/15/2015	22,366,417
27,148,000	HCA, Inc., 7.500%, 12/15/2023	29,048,360
26,465,000	HCA, Inc., 7.500%, 11/06/2033	26,994,300
70,501,000	HCA, Inc., 7.690%, 6/15/2025	75,259,817
44,984,000	HCA, Inc., 8.360%, 4/15/2024	50,382,080
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	22,855,770
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	12,446,000
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	31,291,170

		615,120,740

	Home Construction – 0.5%
2,200,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	2,244,000
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	15,390,680
19,270,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	19,366,350
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,695,375
2,835,000	KB Home, 8.000%, 3/15/2020	3,267,338
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	62,740,800
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	17,326,200

		122,030,743

	Independent Energy – 0.2%
9,585,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	11,440,771
2,500,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	3,428,951
2,035,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	2,223,238
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,114,600
21,480,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	14,123,100
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,203,501
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	11,175,937
5,560,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	5,768,500

		52,478,598

	Industrial Other – 0.1%
4,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,331,150

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Industrial Other – continued
$10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	$11,520,452

		15,851,602

	Life Insurance – 2.0%
13,017,000	American International Group, Inc., 6.250%, 3/15/2087	14,417,629
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	134,483,644
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	13,943,990
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,687,287
29,065,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	34,023,954
7,075,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	8,104,646
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	4,190,740
6,655,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	8,676,319
85,255,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	84,615,588
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,746,531
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	17,552,316
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	18,054,855
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,831,850
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,796,688
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	69,689,156
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	14,274,720
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,574,303
9,965,000	Unum Group, 7.125%, 9/30/2016	11,751,485

		464,415,701

	Local Authorities – 2.3%
112,585,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	112,882,005
1,400,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	1,202,376
12,250,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	12,545,037
19,650,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	20,625,323
125,985,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	144,734,739
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	107,919,335
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,206,683
8,977,015	Province of Alberta, 5.930%, 9/16/2016, (CAD)	9,729,305
1,490,000	Province of Ontario, 5.000%, 3/08/2014, (CAD)	1,519,335
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	66,507,833
38,490,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	41,721,397

		520,593,368

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

		Media Cable – 0.2%
37,585,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	$42,665,274

		Media Non-Cable – 0.3%
665,000		Intelsat Luxembourg S.A., 11.250%, 2/04/2017	708,225
12,500,000		R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	13,031,250
42,100,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	45,468,000

			59,207,475

		Metals & Mining – 0.9%
8,557,000		Alcoa, Inc., 5.720%, 2/23/2019	9,203,524
4,935,000		Alcoa, Inc., 5.870%, 2/23/2022	5,273,018
3,000,000		Alcoa, Inc., 5.900%, 2/01/2027	3,187,023
2,050,000		Alcoa, Inc., 5.950%, 2/01/2037	1,979,013
6,490,000		Alcoa, Inc., 6.750%, 1/15/2028	7,123,580
9,473,000		ArcelorMittal, 6.125%, 6/01/2018	10,230,840
35,180,000		ArcelorMittal, 7.250%, 3/01/2041	35,004,100
3,635,000		ArcelorMittal, 7.500%, 10/15/2039	3,734,963
15,650,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	12,715,625
6,500,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	7,020,000
11,965,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,188,906
11,175,000		United States Steel Corp., 6.050%, 6/01/2017	11,761,687
9,625,000		United States Steel Corp., 6.650%, 6/01/2037	8,855,000
8,015,000		United States Steel Corp., 6.875%, 4/01/2021	8,235,412
23,520,000		United States Steel Corp., 7.000%, 2/01/2018	25,284,000
37,725,000		United States Steel Corp., 7.500%, 3/15/2022	39,516,937

			201,313,628

		Mortgage Related – 0.0%
127,921		FHLMC, 5.000%, 12/01/2031	137,990

		Non-Captive Consumer – 3.6%
3,100,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,495,500
78,933,000		Residential Capital LLC, 9.625%, 5/15/2015(d)	86,036,970
19,935,000		SLM Corp., 5.500%, 1/25/2023	19,785,488
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	3,655,293
7,577,000		SLM Corp., MTN, 3.875%, 9/10/2015	7,889,839
9,995,000		SLM Corp., MTN, 4.625%, 9/25/2017	10,382,326
8,000,000		SLM Corp., MTN, 7.250%, 1/25/2022	8,940,000
2,030,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,354,800
5,285,000		SLM Corp., Series A, MTN, 0.601%, 1/27/2014(b)	5,240,225
57,166,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	60,310,130
23,623,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	23,757,911
49,494,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	45,781,950
140,870,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	166,930,950
4,690,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,719,313
4,955,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	5,091,263

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Consumer – continued
$23,472,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	$23,618,700
935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	930,325
351,315,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	353,071,575

		830,992,558

	Non-Captive Diversified – 4.4%
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,797,838
30,190,000	Ally Financial, Inc., 6.750%, 12/01/2014	32,378,775
23,468,000	Ally Financial, Inc., 7.500%, 12/31/2013	24,465,390
44,981,000	Ally Financial, Inc., 8.000%, 12/31/2018	53,808,521
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	51,393,155
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	53,145,223
45,800,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	40,213,511
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	81,982,833
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	74,833,108
22,590,000	General Electric Capital Corp., Series A, MTN, 0.604%, 5/13/2024(b)	20,163,947
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	236,769,003
455,000	International Lease Finance Corp., 3.875%, 4/15/2018	453,863
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	361,404
14,785,000	International Lease Finance Corp., 5.875%, 4/01/2019	15,970,092
35,950,000	International Lease Finance Corp., 5.875%, 8/15/2022	38,747,341
11,070,000	International Lease Finance Corp., 6.250%, 5/15/2019	12,121,650
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	21,682,500
7,645,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	7,778,787
3,090,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	3,225,188
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	34,549,212
29,057,000	iStar Financial, Inc., 5.875%, 3/15/2016	30,182,959
12,655,000	iStar Financial, Inc., 6.050%, 4/15/2015	13,192,837
29,130,000	iStar Financial, Inc., 7.125%, 2/15/2018	30,513,675
9,029,000	iStar Financial, Inc., 8.625%, 6/01/2013	9,119,290
9,690,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	9,992,812
60,205,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	61,333,844
29,955,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	31,302,975

		994,479,733

	Oil Field Services – 1.0%
15,693,000	Nabors Industries, Inc., 6.150%, 2/15/2018	17,842,863
134,360,000	Nabors Industries, Inc., 9.250%, 1/15/2019	172,811,414
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,794,728
6,010,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	6,040,050

		225,489,055

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Packaging – 0.2%
3,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	$4,524,100
18,644,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	21,813,480
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	10,661,530
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	1,163,250

		38,162,360

	Paper – 1.3%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	38,485,446
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	535,613
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	119,654,053
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	18,811,248
4,447,000	International Paper Co., 6.875%, 11/01/2023(c)	5,493,646
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,110,337
20,384,000	Westvaco Corp., 7.950%, 2/15/2031	24,881,077
34,758,000	Westvaco Corp., 8.200%, 1/15/2030	43,281,878
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,017,388
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,764,773

		288,035,459

	Pharmaceuticals – 0.4%
16,920,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	17,840,025
65,065,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	68,562,244

		86,402,269

	Pipelines – 1.8%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	10,203,730
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,111,583
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,480,724
11,435,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	13,038,839
22,725,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	27,311,064
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,731,715
31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	35,260,724
51,788,880	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	53,996,122
116,405,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	123,971,325
1,585,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,608,775
12,375,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	13,860,000
57,010,000	NiSource Finance Corp., 6.400%, 3/15/2018	68,462,454
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,506,964
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	30,529,058
11,565,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	10,466,325
5,572,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	4,917,290

		414,456,692

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – 0.3%
$22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$25,475,241
4,090,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,814,576
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	18,884,313
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	2,060,000
13,975,000	MBIA Insurance Corp., 11.564%, 1/15/2033, 144A(b)(h)	3,214,250
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	13,590,435
6,575,000	XL Group PLC, 6.250%, 5/15/2027	7,992,024
2,110,000	XL Group PLC, 6.375%, 11/15/2024	2,558,938

		78,589,777

	Railroads – 0.0%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,355,200
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	57,128

		6,412,328

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,408,293

	REITs – Regional Malls – 0.0%
2,000	Simon Property Group LP, 5.750%, 12/01/2015	2,233

	Retailers – 0.6%
1,920,000	Dillard’s, Inc., 6.625%, 1/15/2018	2,119,200
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,914,000
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,987,950
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,810,425
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	1,075,000
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022	16,266,660
5,160,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,386,000
50,232,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	37,674,000
2,798,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	2,644,110
375,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	299,063
5,580,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,066,425
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	17,247,616
698,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015	805,255
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,937,303
39,965,000	Toys R Us, Inc., 7.375%, 10/15/2018	35,269,112

		146,502,119

	Sovereigns – 2.1%
1,920,000	Cyprus Government International Bond, EMTN, 3.750%, 6/03/2013, (EUR)	2,239,650
126,665,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	125,891,107
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	3,526,002
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	12,177,787

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Sovereigns – continued
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	$46,471,298
258,350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	136,158,728
98,690,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	58,605,963
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	5,736,190
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	49,688,918
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	13,540,566
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	34,568,249

		488,604,458

	Supermarkets – 0.7%
3,675,000	American Stores Co., 7.900%, 5/01/2017	4,235,438
13,145,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	15,872,587
103,430,000	New Albertson’s, Inc., 7.450%, 8/01/2029	82,873,287
23,020,000	New Albertson’s, Inc., 7.750%, 6/15/2026	18,444,775
16,670,000	New Albertson’s, Inc., 8.000%, 5/01/2031	13,502,700
6,350,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,334,000
20,303,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	14,643,539
5,845,000	SUPERVALU, Inc., 8.000%, 5/01/2016	6,078,800

		160,985,126

	Supranational – 2.5%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	5,667,810
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	37,799,827
8,660,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	4,423,103
837,962,640,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	85,766,673
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	21,005,329
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	78,317,877
345,270,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	35,274,922
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	170,827,222
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	47,719,214
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	32,282,501
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	52,578,645

		571,663,123

	Technology – 1.2%
1,000,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,320,306
13,050,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	17,614,745

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$133,355,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$102,683,350
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,926,160
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	57,753,255
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	3,085,629
5,645,000	Corning, Inc., 7.250%, 8/15/2036	7,251,369
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	19,465,506
20,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	20,225,000
13,360,000	First Data Corp., 11.250%, 1/15/2021, 144A	13,894,400
2,080,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2,142,400
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,087,311
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,868,025
3,795,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,861,395
7,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	7,227,500
40,000	Xerox Corp., 6.350%, 5/15/2018	46,880
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	704,526

		268,157,757

	Tobacco – 0.4%
71,085,000	Reynolds American, Inc., 6.750%, 6/15/2017	85,558,688

	Transportation Services – 0.3%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	19,734,360
15,460,347	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	15,924,157
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)	6,093,383
8,155,760	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	8,318,875
7,719,572	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	6,716,028
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)	12,081,297
4,283,597	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	4,155,089
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(g)(h)	165,410
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,412,907

		76,601,506

	Treasuries – 20.3%
499,325,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	499,580,598
597,515,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	606,902,547
157,595,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	163,274,532
201,175,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	208,017,148
414,487,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	409,709,087

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

		Treasuries – continued
246,645,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	$275,273,156
297,760,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	335,627,416
10,000,000,000		Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	1,335,316
498,832,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	68,470,602
53,195,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	72,815,021
122,055,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	163,446,765
38,075,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	52,418,831
161,275,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	223,475,655
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,332,807
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,376,954
1,045,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,435,177
26,535,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	268,046,781
33,000,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	31,403,472
3,350,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	2,808,354
668,075,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	127,354,202
1,282,300,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	236,633,006
1,581,675,000		Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	272,111,738
34,565,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	37,734,647
2,030,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,848,406
9,000,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	10,689,866
38,480,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	43,924,463
15,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	12,303,761
258,500,000		U.S. Treasury Note, 0.125%, 12/31/2014	258,055,638
241,500,000		U.S. Treasury Note, 0.250%, 11/30/2014	241,594,426

			4,629,000,372

		Wireless – 0.6%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	23,959,789
41,804,000		Sprint Capital Corp., 6.875%, 11/15/2028	42,744,590
38,286,000		Sprint Capital Corp., 6.900%, 5/01/2019	42,018,885
8,390,000		Sprint Capital Corp., 8.750%, 3/15/2032	10,005,075
15,252,000		Sprint Nextel Corp., 6.000%, 12/01/2016	16,548,420

			135,276,759

		Wirelines – 3.6%
4,197,000		Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(i)	3,693,360
5,790,000		Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	7,073,278
3,695,000		Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,866,662
31,176,000		Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	37,238,418
107,425,000		CenturyLink, Inc., 6.450%, 6/15/2021	113,870,500
11,005,000		CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,894,950
4,400,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	4,268,000

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$950,000
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,195,422
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,159,850
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,044,250
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	753,725
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,694,689
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,736,616
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	40,601,100
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,880,325
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,974,654
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	1,108,160
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	28,631,695
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	55,969,848
940,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	1,271,583
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,302,696
30,365,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	34,279,808
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	61,833,218
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,981,698
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	40,729,981
38,025,000	Qwest Corp., 6.875%, 9/15/2033	37,796,165
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,517,029
10,620,000	Qwest Corp., 7.250%, 9/15/2025	12,063,768
48,207,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	44,753,450
32,061,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	31,146,268
4,300,000	Telecom Italia S.p.A., EMTN, 5.875%, 5/19/2023, (GBP)	6,475,341
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,947,834
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,260,037
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	39,145,141
5,845,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	8,908,733
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	5,760,807
17,000,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	27,699,234
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	49,545,425
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	30,475,134
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,664,663
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,518,211

		819,681,726

	Total Non-Convertible Bonds (Identified Cost $15,399,359,822)	17,300,464,647

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Convertible Bonds – 7.0%

	Airlines – 0.0%
$6,445,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	$6,699,191

	Automotive – 1.4%
5,645,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	4,491,303
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	292,528,363
12,335,000	Navistar International Corp., 3.000%, 10/15/2014	12,589,409

		309,609,075

	Brokerage – 0.0%
880,000	Jefferies Group LLC, 3.875%, 11/01/2029	904,750

	Diversified Manufacturing – 0.3%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	44,629,637
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	28,829,377

		73,459,014

	Electric – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	2,029,375

	Healthcare – 0.4%
22,466,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(i)	22,550,247
13,155,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	13,779,863
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,737,469
2,144,000	Omnicare, Inc., 3.250%, 12/15/2035	2,141,320
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	48,207,750

		89,416,649

	Home Construction – 0.4%
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	89,227,775

	Independent Energy – 0.5%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	24,628,125
71,194,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	68,212,751
26,891,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	26,924,614

		119,765,490

	Life Insurance – 0.4%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	81,345,797

	Media Non-Cable – 0.0%
7,581,890	Liberty Media LLC, 3.500%, 1/15/2031	3,961,538

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Convertible Bonds – continued

	Metals & Mining – 0.1%
$1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	$1,408,738
21,525,000	United States Steel Corp., 2.750%, 4/01/2019	21,767,156

		23,175,894

	Non-Captive Diversified – 0.1%
16,140,000	iStar Financial, Inc., 3.000%, 11/15/2016	18,974,587

	Pharmaceuticals – 0.1%
9,615,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	11,519,972

	REITs—Warehouse/Industrials – 0.1%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	32,517,431

	Technology – 2.6%
49,074,000	Ciena Corp., 0.875%, 6/15/2017	44,381,299
14,150,000	Ciena Corp., 3.750%, 10/15/2018, 144A	16,042,562
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	9,613,100
2,469,000	Intel Corp., 2.950%, 12/15/2035	2,620,226
318,925,000	Intel Corp., 3.250%, 8/01/2039	383,905,969
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,712,334
61,640,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	71,964,700
38,945,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	48,121,416
18,250,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	22,766,875

		601,128,481

	Wirelines – 0.6%
4,785,200	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(i)(j)(m)	502,546
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	75,151,341
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	57,086,484
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,747,804

		134,488,175

	Total Convertible Bonds (Identified Cost $1,268,250,209)	1,598,223,194

Municipals – 1.0%

	District of Columbia – 0.0%
5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	6,935,643

	Illinois – 0.3%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,582,911
69,245,000	State of Illinois, 5.100%, 6/01/2033	68,189,013

		70,771,924

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Municipals – continued

	Michigan – 0.1%
$21,460,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	$18,780,934

	Ohio – 0.0%
10,390,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	9,320,349

	Virginia – 0.6%
178,970,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	133,024,822

	Total Municipals (Identified Cost $270,326,623)	238,833,672

	Total Bonds and Notes (Identified Cost $16,937,936,654)	19,137,521,513

Senior Loans – 2.5%

	Airlines – 0.3%
64,155,000	Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/10/2018(b)	65,147,478

	Automotive – 0.2%
43,700,000	TI Group Automotive Systems LLC, Term Loan B, 3/27/2019(k)	44,027,750

	Chemicals – 0.2%
2,030,000	Al Chem & Cy S.C.A., 2nd Lien Term Loan, 4/03/2020(k)	2,073,137
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/21/2020(b)	48,958,525

		51,031,662

	Consumer Products – 0.1%
14,564,321	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	14,114,429

	Diversified Manufacturing – 0.0%
9,683,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 9.750%, 12/18/2020(b)	9,864,556

	Electric – 0.0%
6,935,533	Texas Competitive Electric Holdings Company LLC, Non-Extended Term Loan, 3.733%, 10/10/2014(l)	5,082,220

	Food & Beverage – 0.1%
20,175,415	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	20,679,800

	Healthcare – 0.0%
4,360,253	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(b)	4,414,757

	Media Non-Cable – 0.1%
38,240,811	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	28,083,287

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Metals & Mining – 0.1%
$17,432,400	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	$17,693,886

	Non-Captive Diversified – 1.1%
107,801,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b)	108,564,231
124,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	132,021,560

		240,585,791

	Supermarkets– 0.1%
17,950,000	Supervalu, Inc., New Term Loan B, 6.250%, 3/21/2019(b)	18,243,662

	Technology – 0.1%
5,704,688	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	5,780,047
12,518,936	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	12,698,333

		18,478,380

	Wireless – 0.1%
28,904,046	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	29,409,867

	Wirelines – 0.0%
2,283,000	Integra Telecom, Inc., Refi 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	2,341,034

	Total Senior Loans (Identified Cost $556,810,385)	569,198,559

Shares

Common Stocks – 5.4%

	Biotechnology – 0.3%
1,409,794	Vertex Pharmaceuticals, Inc.(h)	$77,510,474

	Chemicals – 0.5%
750,000	PPG Industries, Inc.	100,455,000

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(h)	17,202,788
3,804	Rock-Tenn Co., Class A	352,973

		17,555,761

	Diversified Telecommunication Services – 0.2%
269,619	FairPoint Communications, Inc.(h)	2,014,054
403,884	Hawaiian Telcom Holdco, Inc.(h)	9,317,604
2,629,337	Telefonica S.A., Sponsored ADR	35,522,343

		46,854,001

	Electronic Equipment, Instruments & Components – 0.0%
630,490	Corning, Inc.	8,404,432

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.4%
1,026,979	Chesapeake Energy Corp.	$20,960,641
850,302	Repsol YPF S.A., Sponsored ADR	17,337,658
750,000	Royal Dutch Shell PLC, ADR	48,870,000

		87,168,299

	Pharmaceuticals – 1.7%
3,372,358	Bristol-Myers Squibb Co.	138,907,426
3,384,721	Valeant Pharmaceuticals International, Inc.(h)	253,921,770

		392,829,196

	Semiconductors & Semiconductor Equipment – 1.8%
18,411,567	Intel Corp.	402,292,739

	Software – 0.3%
2,568,090	Microsoft Corp.	73,473,055

	Trading Companies & Distributors – 0.1%
203,019	United Rentals, Inc.(h)	11,159,954

	Total Common Stocks (Identified Cost $813,341,416)	1,217,702,911

Preferred Stocks – 2.9%

Convertible Preferred Stocks – 2.1%

	Automotive – 1.0%
4,335,800	General Motors Co., Series B, 4.750%	186,179,252
964,435	Goodyear Tire & Rubber Co. (The), 5.875%	41,962,567

		228,141,819

	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	31,456,546
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	16,087,466

		47,544,012

	Electric – 0.1%
363,010	AES Trust III, 6.750%	18,270,293

	Independent Energy – 0.2%
87,351	Chesapeake Energy Corp., 4.500%	7,799,571
79,950	Chesapeake Energy Corp., 5.000%	7,083,570
6,640	Chesapeake Energy Corp., Series A, 5.750%, 144A	6,785,250
48,913	SandRidge Energy, Inc., 7.000%	4,365,485
144,600	SandRidge Energy, Inc., 8.500%	13,272,834

		39,306,710

	Metals & Mining – 0.1%
617,855	ArcelorMittal, 6.000%	12,944,062

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Non-Captive Diversified – 0.1%
659,610	iStar Financial, Inc., Series J, 4.500%	$34,194,182

	Pipelines – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	19,128,948
25,000	Williams Cos., Inc., 5.500%	5,275,000

		24,403,948

	REITs—Healthcare – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	10,692,237

	Technology – 0.3%
62,989	Lucent Technologies Capital Trust I, 7.750%	58,390,803

	Total Convertible Preferred Stocks (Identified Cost $469,432,525)	473,888,066

Non-Convertible Preferred Stocks – 0.8%

	Banking – 0.2%
53,000	Bank of America Corp., 6.375%	1,346,730
1,226,700	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	35,071,353
534,725	Countrywide Capital IV, 6.750%	13,544,584

		49,962,667

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	133,545
100	Entergy Arkansas, Inc., 4.320%	9,609
5,000	Entergy Mississippi, Inc., 4.360%	487,812
665	Entergy New Orleans, Inc., 4.360%	64,505
200	Entergy New Orleans, Inc., 4.750%	19,413
50,100	Southern California Edison Co., 4.780%	1,238,973

		1,953,857

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A	39,662,500

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(h)	640,324

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	7,489,848

	Non-Captive Diversified – 0.3%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	65,125,490
58,400	iStar Financial, Inc., Series E, 7.875%	1,402,184
58,575	iStar Financial, Inc., Series F, 7.800%	1,399,942

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Non-Convertible Preferred Stocks – continued

	Non-Captive Diversified – continued
15,550	iStar Financial, Inc., Series G, 7.650%	$370,868

		68,298,484

	REITs – Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,856,211

	REITs – Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,664,342

	Total Non-Convertible Preferred Stocks (Identified Cost $122,524,049)	181,528,233

	Total Preferred Stocks (Identified Cost $591,956,574)	655,416,299

Closed End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,936)	5,222,461

Principal Amount (‡)

Short-Term Investments – 4.2%
$27,640,145	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $27,640,168 on 4/01/2013 collateralized by $28,980,000 Federal Home Loan Mortgage Corp., 2.060% due 10/17/2022 valued at $29,027,006 including accrued interest (Note 2 of Notes to Financial Statements)	27,640,145
935,187,371	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $935,187,371 on 4/01/2013 collateralized by $152,175,000 Federal Home Loan Mortgage Corp., 0.420%, due 6/19/2015 valued at $152,365,219; $380,000 U.S. Treasury Note, 4.250% due 8/15/2015 valued at $417,365; $343,385,000 U.S. Treasury Note, 1.875% due 6/30/2015 valued at $357,218,952; $25,840,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $25,872,300; $150,000,000 U.S. Treasury Bill, 9/19/2013 valued at $149,925,000; $157,105,000 U.S. Treasury Bill, 8/29/2013 valued at $157,026,448; $111,125,000 U.S. Treasury Bill, 9/26/2013 valued at $111,069,437 including accrued interest (Note 2 of Notes to Financial Statements)	935,187,371

	Total Short-Term Investments (Identified Cost $962,827,516)	962,827,516

	Total Investments – 98.8% (Identified Cost $19,872,680,481)(a)	22,547,889,259

	Other assets less liabilities – 1.2%	280,003,130

	Net Assets – 100.0%	$22,827,892,389

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $19,972,201,588 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,907,451,127
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(331,763,456)

	Net unrealized appreciation	$2,575,687,671

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	Illiquid security. At March 31, 2013, the value of these securities amounted to $448,903,030 or 2.0% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(g)	Maturity has been extended under the terms of a plan of reorganization.
(h)	Non-income producing security.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Fair valued security by the Fund’s investment adviser. At March 31, 2013, the value of this security amounted to $502,546 or less than 0.1% of net assets.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.
(l)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2013.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $2,780,775,697 or 12.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
USD	U.S. Dollar

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Bond Fund – continued

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	20.3%
Banking	11.0
Non-Captive Diversified	6.0
Wirelines	4.2
Technology	4.2
Automotive	4.1
Non-Captive Consumer	3.6
Healthcare	3.1
Supranational	2.5
Electric	2.4
Life Insurance	2.4
Local Authorities	2.3
Airlines	2.3
Pharmaceuticals	2.2
Sovereigns	2.1
Other Investments, less than 2% each	21.9
Short-Term Investments	4.2

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	64.2%
Canadian Dollar	12.1
Euro	4.5
New Zealand Dollar	4.5
Australian Dollar	3.5
Norwegian Krone	2.8
Indonesian Rupiah	2.1
Other, less than 2% each	5.1

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

ASSETS
Investments at cost	$19,872,680,481
Net unrealized appreciation	2,675,208,778

Investments at value	22,547,889,259
Cash	3,157,814
Foreign currency at value (identified cost $13,513,043)	13,535,662
Receivable for Fund shares sold	51,490,209
Receivable for securities sold	7,887,860
Dividends and interest receivable	315,901,616
Tax reclaims receivable	490,990

TOTAL ASSETS	22,940,353,410

LIABILITIES
Payable for securities purchased	70,639,007
Payable for Fund shares redeemed	24,633,758
Foreign taxes payable (Note 2)	3,953,056
Management fees payable (Note 5)	9,845,474
Deferred Trustees’ fees (Note 5)	1,037,796
Administrative fees payable (Note 5)	853,448
Payable to distributor (Note 5d)	187,314
Other accounts payable and accrued expenses	1,311,168

TOTAL LIABILITIES	112,461,021

NET ASSETS	$22,827,892,389

NET ASSETS CONSIST OF:
Paid-in capital	$20,622,788,894
Distributions in excess of net investment income	(122,155,020)
Accumulated net realized loss on investments and foreign currency transactions	(342,719,368)
Net unrealized appreciation on investments and foreign currency translations	2,669,977,883

NET ASSETS	$22,827,892,389

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$13,516,096,132

Shares of beneficial interest	883,718,431

Net asset value, offering and redemption price per share	$15.29

Retail Class:
Net assets	$9,020,538,866

Shares of beneficial interest	592,267,063

Net asset value, offering and redemption price per share	$15.23

Admin Class:
Net assets	$291,255,697

Shares of beneficial interest	19,178,325

Net asset value, offering and redemption price per share	$15.19

Class N:
Net assets	$1,694

Shares of beneficial interest	111

Net asset value, offering and redemption price per share	$15.29 *

*	Net asset value calculations reflect fractional share and dollar amounts.

See accompanying notes to financial statements.

31  |

Statement of Operations

For the six months ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$559,135,832
Dividends	33,596,408
Less net foreign taxes withheld	(722,043)

592,010,197

Expenses
Management fees (Note 5)	56,903,614
Service and distribution fees (Note 5)	11,752,728
Administrative fees (Note 5)	4,943,262
Trustees’ fees and expenses (Note 5)	230,785
Transfer agent fees and expenses (Notes 5 and 6)	7,823,885
Audit and tax services fees	26,677
Custodian fees and expenses	708,732
Legal fees	154,946
Registration fees	208,970
Shareholder reporting expenses	1,104,088
Miscellaneous expenses	249,438

Total expenses	84,107,125
Less waiver and/or expense reimbursement (Note 5)	(3)

Net expenses	84,107,122

Net investment income	507,903,075

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	262,842,950
Foreign currency transactions	(648,397)
Net change in unrealized appreciation (depreciation) on:
Investments	394,698,898
Foreign currency translations	(1,885,010)

Net realized and unrealized gain on investments and foreign currency transactions	655,008,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,162,911,516

See accompanying notes to financial statements.

|  32

Statement of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$507,903,075	$1,002,206,676
Net realized gain on investments and foreign currency transactions	262,194,553	284,080,652
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	392,813,888	1,465,523,324

Net increase in net assets resulting from operations	1,162,911,516	2,751,810,652

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(431,691,700)	(700,653,280)
Retail Class	(276,222,390)	(471,306,878)
Admin Class	(8,922,678)	(15,159,216)
Class N	(10)	—

Total distributions	(716,836,778)	(1,187,119,374)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	456,366,036	1,293,321,403

Net increase in net assets	902,440,774	2,858,012,681
NET ASSETS
Beginning of the period	21,925,451,615	19,067,438,934

End of the period	$22,827,892,389	$21,925,451,615

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(122,155,020)	$86,778,683

See accompanying notes to financial statements.

33  |

This Page Intentionally Left Blank

|  34

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions

Institutional Class
3/31/2013(g)	$14.99	$0.35	$0.45	$0.80	$(0.50)	$—	$(0.50)
9/30/2012	13.88	0.72	1.24	1.96	(0.85)	—	(0.85)
9/30/2011	14.20	0.73	(0.25)	0.48	(0.80)	—	(0.80)
9/30/2010	12.99	0.78	1.24	2.02	(0.81)	—	(0.81)
9/30/2009	11.89	0.85	1.23	2.08	(0.87)	(0.11)	(0.98)
9/30/2008	14.71	0.96	(2.77)	(1.81)	(1.01)	—	(1.01)

Retail Class
3/31/2013(g)	14.93	0.33	0.44	0.77	(0.47)	—	(0.47)
9/30/2012	13.83	0.68	1.23	1.91	(0.81)	—	(0.81)
9/30/2011	14.15	0.69	(0.25)	0.44	(0.76)	—	(0.76)
9/30/2010	12.94	0.74	1.24	1.98	(0.77)	—	(0.77)
9/30/2009	11.85	0.82	1.22	2.04	(0.84)	(0.11)	(0.95)
9/30/2008	14.67	0.92	(2.77)	(1.85)	(0.97)	—	(0.97)

Admin Class
3/31/2013(g)	14.89	0.31	0.44	0.75	(0.45)	—	(0.45)
9/30/2012	13.80	0.63	1.23	1.86	(0.77)	—	(0.77)
9/30/2011	14.11	0.65	(0.25)	0.40	(0.71)	—	(0.71)
9/30/2010	12.91	0.70	1.23	1.93	(0.73)	—	(0.73)
9/30/2009	11.82	0.79	1.22	2.01	(0.81)	(0.11)	(0.92)
9/30/2008	14.64	0.88	(2.76)	(1.88)	(0.94)	—	(0.94)

Class N
3/31/2013*	15.33	0.12	(0.04)	0.08	(0.12)	—	(0.12)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 2, 2008, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

35  |

				Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$—	$15.29	5.40	$13,516,096	0.63		0.63		4.68	13
—	14.99	14.52	12,971,639	0.63		0.63		4.99	20
—	13.88	3.34	10,897,694	0.63		0.63		5.04	22
—	14.20	16.00	11,194,527	0.64		0.64		5.76	27
—	12.99	19.84	10,855,818	0.65		0.65		7.69	39
0.00	11.89	(13.14)	7,616,621	0.64		0.64		6.78	26

—	15.23	5.26	9,020,539	0.92		0.92		4.38	13
—	14.93	14.25	8,651,794	0.92		0.92		4.69	20
—	13.83	2.97	7,907,178	0.92		0.92		4.75	22
—	14.15	15.72	8,241,062	0.93	(h)	0.93	(h)	5.46	27
—	12.94	19.46	7,646,591	0.95		0.96		7.44	39
0.00	11.85	(13.44)	6,863,594	0.94	(h)	0.94	(h)	6.49	26

—	15.19	5.13	291,256	1.19		1.19		4.12	13
—	14.89	13.91	302,018	1.20		1.20		4.42	20
—	13.80	2.77	262,567	1.20	(i)	1.20	(i)	4.47	22
—	14.11	15.37	266,215	1.20		1.21		5.20	27
—	12.91	19.21	226,032	1.20		1.25		7.22	39
0.00	11.82	(13.69)	210,494	1.20		1.24		6.23	26

—	15.29	0.51	2	0.65		2.24		5.03	13

See accompanying notes to financial statements.

|  36

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class and Admin Class shares. Effective February 1, 2013, the Fund began offering Class N shares.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trust treats each fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, premium amortization, defaulted bond adjustments, paydown gains and losses and return of capital and capital gain distributions from real estate investment trusts (“REITs”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, foreign currency contract mark to market, defaulted bond interest, REIT basis adjustments and contingent payment debt instruments. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

2012 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$1,187,119,374	$ —	$1,187,119,374

As of September 30, 2012, the capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
Expires September 30, 2018	$(496,143,797)

f.  Repurchase Agreements. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

g.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount

|  40

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2013, the Fund did not loan securities under this agreement.

h.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;
•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$95,230,468	$350,689,200	(b)	$445,919,668
Electric	—	424,391,741	96,260,119	(b)	520,651,860
Non-Captive Consumer	3,655,293	827,337,265	—		830,992,558
Transportation Services	—	23,147,267	53,454,239	(b)	76,601,506
All Other Non-Convertible Bonds(a)	—	15,426,299,055	—		15,426,299,055

Total Non-Convertible Bonds	3,655,293	16,796,405,796	500,403,558		17,300,464,647

Convertible Bonds
Wirelines	—	133,985,629	502,546	(c)	134,488,175
All Other Convertible Bonds(a)	—	1,463,735,019	—		1,463,735,019

Total Convertible Bonds	—	1,597,720,648	502,546		1,598,223,194

Municipals(a)	—	238,833,672	—		238,833,672

Total Bonds and Notes	3,655,293	18,632,960,116	500,906,104		19,137,521,513

Senior Loans(a)	—	569,198,559	—		569,198,559
Common Stocks(a)	1,217,702,911	—	—		1,217,702,911
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	21,668,391	17,638,319	—		39,306,710
Pipelines	19,128,948	5,275,000	—		24,403,948
All Other Convertible Preferred Stocks(a)	410,177,408	—	—		410,177,408

Total Convertible Preferred Stocks	450,974,747	22,913,319	—		473,888,066

Non-Convertible Preferred Stocks
Electric	1,238,973	714,884	—		1,953,857
Government Sponsored	—	39,662,500	—		39,662,500
Non-Captive Diversified	3,172,994	65,125,490	—		68,298,484
REITs – Office Property	—	2,856,211	—		2,856,211
All Other Non-Convertible Preferred Stocks(a)	68,757,181	—	—		68,757,181

Total Non-Convertible Preferred Stocks	73,169,148	108,359,085	—		181,528,233

Total Preferred Stocks	524,143,895	131,272,404	—		655,416,299

Closed End Investment Companies	5,222,461	—	—		5,222,461
Short-Term Investments	—	962,827,516	—		962,827,516

Total	$1,750,724,560	$20,296,258,595	$500,906,104		$22,547,889,259

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s investment adviser.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$57,408	$594,711	$6,476,684
Banking	33,981,590	—	—	—
Electric	16,800,000	—	—	8,884,368
Sovereigns	55,949,432	—	—	—
Transportation Services	17,897,385	—	712,896	1,114,575
Convertible Bonds
Wirelines	—	—	(9)	(239,652)

Total	$124,628,407	$57,408	$1,307,598	$16,235,975

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Asset Valuation Inputs – continued

Investments in Securities – continued	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Bonds and Notes
Non-Convertible Bonds
Airlines	$70,350,000	$(14,273,685)	$287,484,082	$—
Banking	—	—	—	(33,981,590)
Electric	—	(23,870,000)	94,445,751	—
Sovereigns	—	—	—	(55,949,432)
Transportation Services	—	(3,987,485)	55,614,253	(17,897,385)
Convertible Bonds
Wirelines	742,207	—	—	—

Total	$71,092,207	$(42,131,170)	$437,544,086	$(107,828,407)

Investments in Securities – continued	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$350,689,200	$6,476,684
Banking	—	—
Electric	96,260,119	1,814,368
Sovereigns	—	—
Transportation Services	53,454,239	1,114,575
Convertible Bonds
Wirelines	502,546	(239,652)

Total	$500,906,104	$9,165,975

Debt securities valued at $437,544,086 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $107,828,407 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

|  44

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

4.  Purchases and Sales of Securities. For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $2,304,100,488 and $2,703,441,074, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $499,313,359 and $18,320, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Over $15 billion
0.60%	0.50%	0.49%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2014 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.70%	0.95%	1.20%	0.65%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees for the Fund were $56,903,614 (effective rate of 0.51% of average daily net assets).

For the six months ended March 31, 2013, class-specific expenses of $3 have been reimbursed for Class N shares. Expense reimbursements are subject to possible recovery until September 30, 2014.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

No expenses were recovered during the six months ended March 31, 2013 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2013, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$370,128	$11,012,472	$370,128

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for the Fund were $4,943,262.

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were as follows:

Sub-Transfer Agent Fees
Institutional Class	Retail Class	Admin Class
$3,386,776	$3,903,724	$153,912

As of March 31, 2013, the Fund owes NGAM Distribution the following reimbursements for sub-transfer agent fees:

Reimbursements of Sub-Transfer Agent Fees
Institutional Class	Retail Class	Admin Class
$85,165	$98,098	$4,051

47  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2013, the Loomis Sayles Funded Pension Plan and Trust and the Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.06% and 0.15% of net assets, respectively.

Additionally, as of March 31, 2013, Natixis US held shares of the Fund representing less than 0.01% of the Fund’s net assets.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

6.  Class-Specific Expenses. For the six months ended March 31, 2013, class-specific transfer agent fees and expenses (including sub-transfer agent fees) for the Fund were as follows:

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$3,496,948	$4,164,001	$162,933	$3

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, the Fund had no borrowings under these agreements.

8.  Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	112,332,027	$1,706,910,806	250,394,167	$3,622,164,786
Issued in connection with the reinvestment of distributions	25,577,027	386,597,180	43,460,035	622,162,016
Redeemed	(119,538,810)	(1,813,215,820)	(213,371,853)	(3,075,564,454)

Net change	18,370,244	$280,292,166	80,482,349	$1,168,762,348

Retail Class
Issued from the sale of shares	73,684,613	$1,115,507,229	158,909,793	$2,288,059,092
Issued in connection with the reinvestment of distributions	17,838,819	268,534,228	32,316,064	460,369,080
Redeemed	(78,802,157)	(1,191,208,688)	(183,350,708)	(2,642,347,775)

Net change	12,721,275	$192,832,769	7,875,149	$106,080,397

49  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Admin Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,654,580	$40,047,483	7,426,598	$106,452,624
Issued in connection with the reinvestment of distributions	548,576	8,232,009	974,959	13,854,085
Redeemed	(4,313,118)	(65,040,083)	(7,145,302)	(101,828,051)

Net change	(1,109,962)	$(16,760,591)	1,256,255	$18,478,658

Class N*
Issued from the sale of shares	110	$1,682	—	$—
Issued in connection with the reinvestment of distributions	1	10	—	—
Redeemed	—	—	—	—

Net change	111	$1,692	—	$—

Increase (decrease) from capital share transactions	29,981,668	$456,366,036	89,613,753	$1,293,321,403

* From commencement of Class operations on February 1, 2013 through March 31, 2013.

10.  Special Meeting of Shareholders. A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,511,468,867	21,320,866
Edmond J. English	1,514,733,688	18,056,045
David L. Giunta	1,510,789,556	22,000,177
Martin T. Meehan	1,513,458,428	19,331,305

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  50

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	May 22, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2013